CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Operating Revenues
Wireless service	$ 53,510		$ 48,563		$ 44,249
Voice	28,315		32,324		37,322
Data	27,479		25,561		24,416
Directory	3,935		4,724		5,416
Other	11,041		11,341		12,040
Total operating revenues	124,280		122,513		123,443
Operating Expenses
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	52,263		50,571		56,688
Selling, general and administrative	33,065		31,427		48,772
Depreciation and amortization	19,379	[1],[2]	19,515	[1],[2]	19,673	[1],[2]
Total operating expenses	104,707		101,513		125,133
Operating Income (Loss)	19,573		21,000	[3]	(1,690)
Other Income (Expense)
Interest expense	(2,994)		(3,368)		(3,369)
Equity in net income of affiliates	762		734		819
Other income (expense) - net	897		152		(332)
Total other income (expense)	(1,335)		(2,482)		(2,882)
Income (Loss) from Continuing Operations Before Income Taxes	18,238		18,518		(4,572)
Income tax (benefit) expense	(1,162)	[2]	6,091	[2]	(2,210)	[2]
Income (Loss) from Continuing Operations	19,400		12,427		(2,362)
Income (Loss) from Discontinued Operations, net of tax	779		20		(2)
Net Income (Loss)	20,179		12,447	[3]	(2,364)
Income Attributable to Noncontrolling Interest	(315)		(309)		(261)
Net Income (Loss) Attributable to AT&T	$ 19,864	[2]	$ 12,138	[3]	$ (2,625)	[2]
Basic earnings (loss) per share from continuing operations attributable to AT&T (in dollars per share)	$ 3.23	[4]	$ 2.06	[3],[4]	$ (0.44)
Basic earnings per share from discontinued operations attributable to AT&T (per share)	$ 0.13	[4]	$ 0	[3],[4]	$ 0
Basic earnings (loss) per share attributable to AT&T (per share)	$ 3.36	[4]	$ 2.06	[3],[4]	$ (0.44)
Diluted earnings (loss) per share from continuing operations attributable to AT&T (per share)	$ 3.22	[4]	$ 2.05	[3],[4]	$ (0.44)
Diluted earnings per share from discontinued operations attributable to AT&T (per share)	$ 0.13	[4]	$ 0	[3],[4]	$ 0
Diluted earnings (loss) per share attributable to AT&T (per share)	$ 3.35	[4]	$ 2.05	[3],[4]	$ (0.44)

[1]	A portion of pension and postretirement costs are capitalized as a part of construction labor.
[2]	The effect of the accounting change is also reflected in our statement of cash flows on the "Net income (loss)" and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.
[3]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.
[4]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 1,437		$ 3,741
Accounts receivable - net of allowances for doubtful accounts of $957 and $1,202	13,610		14,845
Prepaid expenses	1,458		1,562
Deferred income taxes	1,170		1,247
Other current assets	2,276		3,792
Total current assets	19,951		25,187
Property, Plant and Equipment - Net	103,196	[1]	99,519	[1]
Goodwill	73,601		72,782
Licenses	50,372		48,741
Customer Lists and Relationships - Net	4,708		7,393
Other Intangible Assets - Net	5,440		5,494
Investments in Equity Affiliates	4,515		2,921
Other Assets	6,705		6,275
Total Assets	268,488		268,312
Current Liabilities
Debt maturing within one year	7,196		7,361
Accounts payable and accrued liabilities	20,055		21,260
Advanced billing and customer deposits	4,086		4,170
Accrued taxes	72		1,681
Dividends payable	2,542		2,479
Total current liabilities	33,951		36,951
Long-Term Debt	58,971		64,720
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	22,070		23,579
Postemployment benefit obligation	28,803		27,847
Other noncurrent liabilities	12,743		13,226
Total deferred credits and other noncurrent liabilities	63,616		64,652
Stockholders' Equity
Common stock ( $1 par value, 14,000,000,000 authorized at December 31, 2010 and 2009: issued 6,495,231,088 at December 31, 2010 and 2009)	6,495		6,495
Additional paid-in capital	91,731		91,707
Retained earnings	31,792		21,944
Treasury stock (584,144,220 at December 31, 2010 and 593,300,187 at December 31, 2009, at cost)	(21,083)		(21,260)
Accumulated other comprehensive income	2,712		2,678
Noncontrolling interest	303		425
Total stockholders' equity	111,950		101,989
Total Liabilities and Stockholders' Equity	$ 268,488		$ 268,312

[1]	A portion of pension and postretirement costs are capitalized as a part of construction labor.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Allowances for doubtful accounts	$ 957	$ 1,202
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized (in shares)	14,000,000,000	14,000,000,000
Common stock, issued (in shares)	6,495,231,088	6,495,231,088
Treasury stock (in shares)	584,144,220	593,300,187

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Operating Activities
Net income (loss)	$ 20,179		$ 12,447	[1]	$ (2,364)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	19,379	[2],[3]	19,515	[2],[3]	19,673	[2],[3]
Undistributed earnings from investments in equity affiliates	(603)		(419)		(654)
Provision for uncollectible accounts	1,334	[4]	1,762	[4]	1,795	[4]
Deferred income tax expense (benefit) and noncurrent unrecognized tax benefits	(3,280)		1,885		(4,202)
Net (gain) loss from impairment and sale of investments	(802)		0		517
Actuarial loss on pension and postretirement benefit plans	2,521		215		25,150
(Income) loss from discontinued operations	(779)		(20)		2
Changes in operating assets and liabilities:
Accounts receivable	(99)		(490)		(1,475)
Other current assets	717		(617)		1,854
Accounts payable and accrued liabilities	(2,414)		943		(4,456)
Net income attributable to noncontrolling interest	(315)		(309)		(261)
Other - net	(845)		(507)		(1,969)
Total adjustments	14,814		21,958		35,974
Net Cash Provided by Operating Activities	34,993		34,405		33,610
Investing Activities
Capital expenditures	(19,530)		(16,554)		(19,631)
Interest during construction	(772)		(740)		(659)
Acquisitions, net of cash acquired	(2,906)		(983)		(10,972)
Dispositions	1,830		287		1,615
(Purchases) and sale of securities, net	(100)		55		68
Sale of other investments	0		0		436
Other	29		52		45
Net Cash Used in Investing Activities	(21,449)		(17,883)		(29,098)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	1,592		(3,910)		2,017
Issuance of long-term debt	2,235		8,161		12,416
Repayment of long-term debt	(9,294)		(8,652)		(4,009)
Purchase of treasury shares	0		0		(6,077)
Issuance of treasury shares	50		28		319
Dividends paid	(9,916)		(9,670)		(9,507)
Other	(515)		(465)		151
Net Cash Used in Financing Activities	(15,848)		(14,508)		(4,690)
Net increase (decrease) in cash and cash equivalents	(2,304)		2,014		(178)
Cash and cash equivalents beginning of year	3,741		1,727		1,905
Cash and Cash Equivalents End of year	$ 1,437		$ 3,741		$ 1,727

[1]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.
[2]	A portion of pension and postretirement costs are capitalized as a part of construction labor.
[3]	The effect of the accounting change is also reflected in our statement of cash flows on the "Net income (loss)" and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.
[4]	Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss) Attributable to AT&T, net of tax	Noncontrolling Interest	Total Comprehensive Income (Loss) , net of tax		Total
Balance at beginning of year (in shares) at Dec. 31, 2007	6,495			(451)
Balance at beginning of year at Dec. 31, 2007	$ 6,495	$ 91,638	$ 31,764	$ (15,683)	$ 662	$ 380			$ 115,256
Issuance of shares	0			350					350
Issuance of shares (in shares)	0			13					13
Issuance of treasury shares		87							87
Share-based payments		3							3
Change related to acquisition of interests held by noncontrolling owners		0							0
Purchase of shares				(6,077)					(6,077)
Purchase of shares (in shares)				(164)
Net Income (loss) Attributable to AT&T			(2,625)				(2,625)		(2,625)	[1]
Other comprehensive income (loss) attributable to AT&T					(1,080)				(1,080)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(12), $84, and $(139)					(259)				(259)
Less reclassification adjustment realized in net income (loss), net of taxes of $7, $23, and $(9)					(16)				(16)
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(182), $329, and $(148)					(274)				(274)
Less reclassification adjustment realized in net income (loss), net of taxes of $7, $8, and $9					17				17
Defined benefit postretirement plans (see Notes 1 and 11):
Net prior service benefit arising during year, net of taxes of $298, $1,383, and $20					32				32
Amortization of net prior service benefit included in net income (loss), net of taxes of $(243), $(96), and $(84)					(137)				(137)
Net income attributable to noncontrolling interest						261	261		261
Dividends to stockholders ( $1.69, $1.65, and $1.61 per diluted share)			(9,506)						(9,506)
Other			(67)		0				(67)
Distributions						(260)			(260)
Foreign currency translation adjustments, net of taxes of $146, $70, and $(239)					(443)				(443)
Acquisition of interests held by noncontrolling owners						0			0
Translation adjustments applicable to noncontrolling interest, net of taxes						22			22
Other comprehensive income (loss) attributable to AT&T, per above							(1,080)		(1,080)
Comprehensive income (loss) attributable to AT&T							(3,705)		(3,705)
Comprehensive income (loss) attributable to noncontrolling interest							283		283
Total Comprehensive Income (Loss)							(3,422)		(3,422)
Other comprehensive income (loss) attributable to noncontrolling interest, per above							22		22
Balance at end of year (in shares) at Dec. 31, 2008	6,495			(602)
Balance at end of year at Dec. 31, 2008	6,495	91,728	19,566	(21,410)	(418)	403			96,364
Issuance of shares	0			150					150
Issuance of shares (in shares)	0			9					9
Issuance of treasury shares		29							29
Share-based payments		(50)							(50)
Change related to acquisition of interests held by noncontrolling owners		0							0
Purchase of shares				0					0
Purchase of shares (in shares)				0					0
Net Income (loss) Attributable to AT&T			12,138				12,138	[2]	12,138	[2]
Other comprehensive income (loss) attributable to AT&T					3,096				3,096
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(12), $84, and $(139)					176				176
Less reclassification adjustment realized in net income (loss), net of taxes of $7, $23, and $(9)					48				48
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(182), $329, and $(148)					610				610
Less reclassification adjustment realized in net income (loss), net of taxes of $7, $8, and $9					15				15
Defined benefit postretirement plans (see Notes 1 and 11):
Net prior service benefit arising during year, net of taxes of $298, $1,383, and $20					2,257				2,257
Amortization of net prior service benefit included in net income (loss), net of taxes of $(243), $(96), and $(84)					(156)				(156)
Net income attributable to noncontrolling interest						309	309		309
Dividends to stockholders ( $1.69, $1.65, and $1.61 per diluted share)			(9,733)						(9,733)
Other			(27)		(1)				(28)
Distributions						(286)			(286)
Foreign currency translation adjustments, net of taxes of $146, $70, and $(239)					147				147
Acquisition of interests held by noncontrolling owners						0			0
Translation adjustments applicable to noncontrolling interest, net of taxes						(1)			(1)
Other comprehensive income (loss) attributable to AT&T, per above							3,096		3,096
Comprehensive income (loss) attributable to AT&T							15,234		15,234
Comprehensive income (loss) attributable to noncontrolling interest							308		308
Total Comprehensive Income (Loss)							15,542		15,542
Other comprehensive income (loss) attributable to noncontrolling interest, per above							(1)		(1)
Balance at end of year (in shares) at Dec. 31, 2009	6,495			(593)
Balance at end of year at Dec. 31, 2009	6,495	91,707	21,944	(21,260)	2,678	425			101,989
Issuance of shares	0			177					177
Issuance of shares (in shares)	0			9					9
Issuance of treasury shares		159							159
Share-based payments		(130)							(130)
Change related to acquisition of interests held by noncontrolling owners		(5)							(5)
Purchase of shares				0					0
Purchase of shares (in shares)				0					0
Net Income (loss) Attributable to AT&T			19,864				19,864		19,864	[1]
Other comprehensive income (loss) attributable to AT&T					34				34
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(12), $84, and $(139)					(22)				(22)
Less reclassification adjustment realized in net income (loss), net of taxes of $7, $23, and $(9)					14				14
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(182), $329, and $(148)					(334)				(334)
Less reclassification adjustment realized in net income (loss), net of taxes of $7, $8, and $9					12				12
Defined benefit postretirement plans (see Notes 1 and 11):
Net prior service benefit arising during year, net of taxes of $298, $1,383, and $20					487				487
Amortization of net prior service benefit included in net income (loss), net of taxes of $(243), $(96), and $(84)					(396)				(396)
Net income attributable to noncontrolling interest						315	315		315
Dividends to stockholders ( $1.69, $1.65, and $1.61 per diluted share)			(9,985)						(9,985)
Other			(31)		2				(29)
Distributions						(278)			(278)
Foreign currency translation adjustments, net of taxes of $146, $70, and $(239)					271				271
Acquisition of interests held by noncontrolling owners						(162)			(162)
Translation adjustments applicable to noncontrolling interest, net of taxes						3			3
Other comprehensive income (loss) attributable to AT&T, per above							34		34
Comprehensive income (loss) attributable to AT&T							19,898		19,898
Comprehensive income (loss) attributable to noncontrolling interest							318		318
Total Comprehensive Income (Loss)							20,216		20,216
Other comprehensive income (loss) attributable to noncontrolling interest, per above							3		3
Balance at end of year (in shares) at Dec. 31, 2010	6,495			(584)
Balance at end of year at Dec. 31, 2010	$ 6,495	$ 91,731	$ 31,792	$ (21,083)	$ 2,712	$ 303			$ 111,950

[1]	The effect of the accounting change is also reflected in our statement of cash flows on the "Net income (loss)" and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.
[2]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Consolidated Statements of Changes in Stockholders' Equity
Foreign currency translation adjustments, tax effect	$ 146		$ 70		$ (239)
Net prior service benefit arising during the period, tax effect	298		1,383		20
Amortization of net prior service cost included in net income (loss), tax effect	(243)		(96)		(84)
Diluted earnings (loss) per share attributable to AT&T (per share)	$ 3.35	[1]	$ 2.05	[1],[2]	$ (0.44)
Dividends to stockholders (in dollars per share)	$ 1.69		$ 1.65		$ 1.61
Unrealized gains (losses) on available-for-sale securities, tax effect	(12)		84		(139)
Less reclassification adjustment realized in net income on available-for-sale securities, tax effect	7		23		(9)
Unrealized gains (losses) on cash flow hedges, tax effect	(182)		329		(148)
Less reclassification adjustment for losses realized in net income (loss) on cash flow hedges, tax effect	$ 7		$ 8		$ 9

[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.
[2]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of Significant Accounting Policies
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation  Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless and wireline communications services and equipment, managed networking, wholesale services, and advertising solutions.

All significant intercompany transactions are eliminated in the consolidation process. Investments in partnerships and less than majority-owned subsidiaries where we have significant influence are accounted for under the equity method. Earnings from certain foreign equity investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 7).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. We have reclassified certain amounts in prior-period financial statements to conform to the current period’s presentation. See Note 2 for a discussion of changes in reporting related to discontinued operations, and Notes 4 and 11 for a discussion of our changes in accounting and reporting for our pension and other postretirement benefit costs and intersegment activity.

Pension and Other Postretirement Benefits  In January 2011, we announced a change in our method of recognizing actuarial gains and losses for pension and other postretirement benefits for all benefit plans. Historically, we have recognized the actuarial gains and losses as a component of the Stockholders’ Equity on our consolidated balance sheets on an annual basis and have amortized them into our operating results over the average future service period of the active employees of these plans, to the extent such gains and losses were outside of a corridor. We have elected to immediately recognize actuarial gains and losses in our operating results, noting that it is generally preferable to accelerate the recognition of deferred gains and losses into income rather than to delay such recognition. This change will improve transparency in our operating results by more quickly recognizing the effects of economic and interest rate conditions on plan obligations, investments and assumptions. These gains and losses are generally only measured annually as of December 31 and accordingly will be recorded during the fourth quarter. Additionally, for purposes of calculating the expected return on plan assets, we will no longer use a permitted averaging technique for the market-related value of plan assets but instead will use actual fair value of plan assets. We have applied these changes retrospectively, adjusting all prior periods. The cumulative effect of the change on retained earnings as of January 1, 2008, was a reduction of  $1,533, with an offset to accumulated other comprehensive income (OCI). The annual recognition of actuarial gains and losses, which is reported as “Actuarial loss on pension and postretirement benefit plans” on our consolidated statement of cash flows total  $2,521 in 2010,  $215 in 2009 and  $25,150 in 2008. This change did not have a material impact on cash provided by or used in operations for any period presented.

The following table presents our results under our historical method and as adjusted to reflect the accounting change:
	Historical Accounting Method	As Adjusted	Effect of Change
At December 31, 2010 or for the year ended
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	$51,379	$52,263	$884
Selling, general and administrative	31,221	33,065	1,844
Depreciation and amortization1,2	19,456	19,379	(77)
Income tax (benefit) expense2	(155)	(1,162)	(1,007)
Income from Continuing Operations	21,045	19,400	(1,645)
Net Income Attributable to AT&T2	21,508	19,864	(1,644)

Basic Earnings per Share Attributable to AT&T	$3.64	$3.36	$(0.28)
Diluted Earnings per Share Attributable to AT&T	3.62	3.35	(0.27)

Property, Plant and Equipment – Net1	$103,564	$103,196	$(368)
Deferred income taxes	22,210	22,070	(140)
Retained Earnings	50,859	31,792	(19,067)
Accumulated other comprehensive income	(16,128)	2,712	18,840

At December 31, 2009 or for the year ended
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	$50,517	$50,571	$54
Selling, general and administrative	30,943	31,427	484
Depreciation and amortization1,2	19,602	19,515	(87)
Income tax (benefit) expense2	6,146	6,091	(55)
Income from Continuing Operations	12,824	12,427	(397)
Net Income Attributable to AT&T2	12,535	12,138	(397)

Basic Earnings per Share Attributable to AT&T	$2.12	$2.06	$(0.06)
Diluted Earnings per Share Attributable to AT&T	2.12	2.05	(0.07)

Property, Plant and Equipment – Net1	$100,052	$99,519	$(533)
Deferred income taxes	23,781	23,579	(202)
Retained Earnings	39,366	21,944	(17,422)
Accumulated other comprehensive income	(14,412)	2,678	17,090

At December 31, 2008 or for the year ended
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	$49,878	$56,688	$6,810
Selling, general and administrative	30,752	48,772	18,020
Depreciation and amortization1,2	19,766	19,673	(93)
Income tax (benefit) expense2	7,034	(2,210)	(9,244)
Income (Loss) from Continuing Operations	13,130	(2,362)	(15,492)
Net Income (Loss) Attributable to AT&T2	12,867	(2,625)	(15,492)

Basic Earnings (Loss) per Share Attributable to AT&T	$2.17	$(0.44)	$(2.61)
Diluted Earnings (Loss) per Share Attributable to AT&T	2.16	(0.44)	(2.60)

Property, Plant and Equipment – Net1	$99,037	$98,415	$(622)
Deferred income taxes	19,171	18,935	(236)
Retained Earnings	36,591	19,566	(17,025)
Accumulated other comprehensive income	(17,057)	(418)	16,639

1	A portion of pension and postretirement costs are capitalized as a part of construction labor.
2
The effect of the accounting change is also reflected in our consolidated statements of cash flows, included in “Net income (loss)” and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.

Recent Accounting Standards
Fair Value Measurements and Disclosures  In January 2010, the Financial Accounting Standards Board (FASB) issued “Fair Value Measurements and Disclosures—Improving Disclosures about Fair Value Measurements” (ASU 2010-06), which required new disclosures and explanations for transfers of financial assets and liabilities between levels in the fair value hierarchy. ASU 2010-06 also clarifies that fair value measurement disclosures are required for each class of financial asset and liability, which may be a subset of a caption in the consolidated balance sheets, and those disclosures should include a discussion of inputs and valuation techniques. For financial assets and liabilities subject to lowest-level measurements (Level 3), ASU 2010-06 further requires that we separately present purchases, sales, issuances, and settlements instead of netting these changes.

Revenue Arrangements with Multiple Deliverables  In October 2009, the FASB issued “Multiple-Deliverable Revenue Arrangements” (ASU 2009-13), which addresses how revenues should be allocated among all products and services included in our bundled sales arrangements. It establishes a selling price hierarchy for determining the selling price of each product or service, with vendor-specific objective evidence at the highest level, third-party evidence at the intermediate level, and a best estimate at the lowest level. It eliminates the residual method as an acceptable allocation method, and requires the use of the relative selling price method as the basis for allocation. It also significantly expands the disclosure requirements for such arrangements, including, potentially, certain qualitative disclosures. We adopted ASU 2009-13 for sales entered into or materially modified in the year beginning January 1, 2011. ASU 2009-13 had no material effect on our financial statements or existing revenue recognition policies.

Employee Separations  We established obligations for expected termination benefits provided under existing plans to former or inactive employees after employment but before retirement. These benefits include severance payments, workers’ compensation, disability, medical continuation coverage, and other benefits. At December 31, 2010, we had severance accruals of  $848 and at December 31, 2009, we had severance accruals of  $669. During the fourth quarter of 2010, we accrued  $756 in conjunction with ongoing cost reduction initiatives.

Income Taxes  We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. The tax basis of assets and liabilities are based on amounts that meet the recognition threshold and are measured pursuant to the measurement requirement in current standards. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We report, on a net basis, taxes imposed by governmental authorities on revenue-producing transactions between us and our customers in our consolidated statements of income.

Cash and Cash Equivalents  Cash and cash equivalents include all highly-liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2010, we held  $332 in cash and  $1,105 in money market funds and other cash equivalents.

Revenue Recognition  Revenues derived from wireless, local telephone, long-distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our wireless service revenues are billed either in advance, arrears or are prepaid. Our wireless Rollover® rate plans include a feature whereby unused anytime minutes do not expire each month but rather are available, under certain conditions, for future use for a period not to exceed one year from the date of purchase. Using historical subscriber usage patterns, we defer these revenues based on an estimate of the portion of unused minutes expected to be utilized prior to expiration.

We record an estimated revenue reduction for future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. Cash incentives given to customers are recorded as a reduction of revenue. When required as part of providing service, revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Associated expenses are deferred only to the extent of such deferred revenue. For contracts that involve the bundling of services, revenue is allocated to the services based on their relative fair value. We record the sale of equipment to customers as gross revenue when we are the primary obligor in the arrangement, when title is passed and when the products are accepted by customers. For agreements involving the resale of third-party services in which we are not considered the primary obligor of the arrangement, we record the revenue net of the associated costs incurred. For contracts in which we provide customers with an indefeasible right to use network capacity, we recognize revenue ratably over the stated life of the agreement.

We recognize revenues and expenses related to publishing directories on the amortization method, which recognizes revenues and expenses ratably over the life of the directory title, typically 12 months.

Traffic Compensation Expense  We use various estimates and assumptions to determine the amount of traffic compensation expenses recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates by product, formulated from historical data and adjusted for known rate changes and volume levels. Such estimates are adjusted monthly to reflect newly-available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received until three to nine months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Allowance for Doubtful Accounts  We maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.

Inventory  Inventories, which are included in “Other current assets” on our consolidated balance sheets, were  $1,303 at December 31, 2010, and  $885 at December 31, 2009. Wireless handsets and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were  $1,185 as of December 31, 2010, and  $790 as of December 31, 2009. The remainder of our inventory includes new and reusable supplies and network equipment of our local telephone operations, which are stated principally at average original cost, except that specific costs are used in the case of large individual items. Inventories of our other subsidiaries are stated at the lower of cost or market.

Property, Plant and Equipment  Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 2). The cost of additions and substantial improvements to property, plant and equipment is capitalized. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology; accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation; no gain or loss is recognized on the disposition of this plant.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss shall be recognized only if the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, period-to-period changes in the liability for an asset retirement obligation resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows are recognized. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs  It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets and are primarily amortized over a three-year period. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

Business Combinations  We expense acquisition-related costs and restructuring costs. Prior to 2009, we included acquisition-related costs as part of our purchase accounting, and we treated restructuring costs that we expected but were not obligated to incur, including changes to benefit plans, as if they were a liability assumed at the acquisition date. We applied current guidance to acquisitions completed after 2009, including the acquisitions of Centennial Communications Corp. (Centennial) and certain properties from Verizon Wireless (see Note 2).

Goodwill and Other Intangible Assets  AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T and other brand names, and various other finite-lived intangible assets.

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and is generally composed of comparing the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principle operating segments (Wireless, Wireline and Advertising Solutions), to the fair value of those reporting units calculated under a market multiple approach as well as a discounted cash flow approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name.

Intangible assets that have finite useful lives are amortized over their useful lives, a weighted-average of 7.9 years (7.9 years for customer lists and relationships and 10.3 years for other). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization.

Advertising Costs  We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 14).

Foreign Currency Translation  We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated OCI in the accompanying consolidated balance sheets. We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a large portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 9).

ACQUISITIONS, DISPOSITIONS AND OTHER ADJUSTMENTS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Acquisitions, Dispositions, and Other Adjustments [Text Block]

NOTE 2. ACQUISITIONS, DISPOSITIONS, AND OTHER ADJUSTMENTS

Acquisitions
Wireless Properties Transactions  In June 2010, we acquired certain wireless properties, including FCC licenses and network assets, from Verizon Wireless for  $2,376 in cash. The assets primarily represent former Alltel Wireless assets and served approximately 1.6 million subscribers in 79 service areas across 18 states. The fair value of the acquired net assets of  $1,439 included  $368 of property, plant and equipment,  $937 of goodwill,  $765 of FCC licenses, and  $224 of customer lists and other intangible assets.

As the value of certain assets and liabilities are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances that existed at the acquisition date. When the valuation is final, any changes to the preliminary valuation of acquired assets and liabilities could result in adjustments to goodwill.

Centennial  In December 2010, we completed our acquisition accounting for Centennial. As of December 31, 2010, the fair value measurement of Centennial’s net assets acquired included  $1,518 of goodwill,  $655 of FCC licenses, and  $449 of customer lists and other intangible assets.

Other Acquisitions  In 2010, we acquired  $265 of wireless spectrum from various companies, primarily in support of our ongoing network enhancement efforts, and a home monitoring platform developer and other entities for  $86 in cash. During 2009, we acquired a provider of mobile application solutions and a security consulting business for a combined  $50 before closing costs.

During 2008, we acquired Easterbrooke Cellular Corporation, Windstream Wireless, Wayport Inc., and the remaining 64% of Edge Wireless for a combined  $663, recording  $449 in goodwill. The acquisitions of these companies were designed to expand our wireless and Wi-Fi coverage area.

Pending Acquisition  In December 2010, we agreed to purchase spectrum licenses in the Lower 700 MHz frequency band from Qualcomm Incorporated (Qualcomm) for approximately  $1,925 in cash. The spectrum covers more than 300 million people total nationwide, including 12 MHz of Lower 700 MHz D and E block spectrum covering more than 70 million people in five of the top 15 metropolitan areas and 6 MHz of Lower 700 MHz D block spectrum covering more than 230 million people across the rest of the U.S. We plan to deploy this spectrum as supplemental downlink capacity, using carrier aggregation technology once compatible handsets and network equipment are developed. The transaction is subject to regulatory approvals and other customary closing conditions. In February 2011, the waiting period under the Hart-Scott-Rodino Act expired without the Department of Justice (DOJ) requesting additional information. AT&T and Qualcomm anticipate closing the purchase in the second half of 2011.

Dispositions
Sale of Sterling Operations  In August 2010, we sold our Sterling Commerce Inc. (Sterling) subsidiary to International Business Machines Corporation (IBM) for approximately  $1,400 in cash. Sterling provides business applications and integration solutions to approximately 18,000 customers worldwide. In conjunction with the sale, we divested  $649 of goodwill and other intangible assets. We also entered into a transition services agreement with IBM related to short-term support of Sterling’s operations after the sale.

During the second quarter of 2010, we accounted for Sterling as a discontinued operation. We determined that the cash inflows under the transition services agreement and our cash outflows under the enterprise license agreement will not constitute significant continuing involvement with Sterling’s operations after the sale. We have reclassified Sterling’s operating results, for all historical periods, to income from discontinued operations in the accompanying consolidated statements of income. We also applied held-for-sale treatment to Sterling’s assets and liabilities, and, accordingly, included Sterling’s assets in other current assets, and the related liabilities in accounts payable and accrued liabilities, on our consolidated balance sheets. Sterling’s assets and liabilities included the following as of December 31:

2009
Assets held for sale:
Current assets	$333
Property, plant and equipment	40
Goodwill and other intangible assets	672
Other assets	47
Total assets	$1,092

Liabilities related to assets held for sale:
Current liabilities	$365
Other liabilities	126
Total liabilities	$491

The following table includes Sterling’s operating results, which we historically included in our Other segment:

	Aug. 27, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues	$349	$563	$633
Operating expenses	327	523	616
Operating income	22	40	17
Income (loss) before income taxes	18	29	(1)
Income tax expense	8	9	1
Income (loss) from discontinued operations during phase-out period	10	20	(2)
Gain on disposal of discontinued operations	769	-	-
Income (loss) from discontinued operations, net of tax	$779	$20	$(2)

Centennial  In October 2009, the DOJ cleared our acquisition of Centennial, subject to the DOJ’s condition that we divest Centennial’s operations in eight service areas in Louisiana and Mississippi. In August 2010, we sold those eight service areas for  $273 in cash.

Other Dispositions  In 2010, we also sold our domestic Japanese outsourcing services company for  $109. In 2009, we sold a professional services business for  $174 and eliminated  $113 of goodwill. In 2008, we sold to Local Insight Regatta Holdings Inc., the parent company of Local Insight Yellow Pages, the Independent Line of Business segment of the L.M. Berry Company, for  $230.

Other Adjustments  During 2010, we recorded  $78 in reductions of Dobson Communications Corporation and BellSouth Corporation (BellSouth) restructuring liabilities previously included in the purchase accounting for those deals, and we recorded an offsetting reduction of goodwill.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE [Text Block]

NOTE 3. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share for income from continuing operations for the years ended December 31, 2010, 2009 and 2008, are shown in the table below:

Year Ended December 31,	2010	2009	2008
Numerators
Numerator for basic earnings per share:
Income (loss) from continuing operations	$19,400	$12,427	$(2,362)
Income attributable to noncontrolling interest	(315)	(309)	(261)
Income (loss) from continuing operations attributable to AT&T	19,085	12,118	(2,623)
Dilutive potential common shares:
Other share-based payment	11	10	9
Numerator for diluted earnings per share	$19,096	$12,128	$(2,614)
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,913	5,900	5,927
Dilutive potential common shares:
Stock options	3	3	9
Other share-based payment	22	21	22
Denominator for diluted earnings per share	5,938	5,924	5,958
Basic earnings (loss) per share from continuing operations attributable to AT&T	$3.23	$2.06	$(0.44)
Basic earnings per share from discontinued operations attributable to AT&T	0.13	-	-
Basic earnings (loss) per share attributable to AT&T	$3.36	$2.06	$(0.44)
Diluted earnings (loss) per share from continuing operations attributable to AT&T	$3.22	$2.05	$(0.44)
Diluted earnings per share from discontinued operations attributable to AT&T	0.13	-	-
Diluted earnings (loss) per share attributable to AT&T	$3.35	$2.05	$(0.44)

At December 31, 2010, 2009 and 2008, we had issued and outstanding options to purchase approximately 130 million, 178 million and 204 million shares of AT&T common stock. The exercise prices of 100 million, 163 million and 144 million shares in 2010, 2009 and 2008 were above the average market price of AT&T stock. Accordingly, we did not include these amounts in determining the dilutive potential common shares for the respective periods. At December 31, 2010, the exercise prices of 25 million vested stock options were below market price.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
SEGMENT REPORTING

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer different products and services over various technology platforms and are managed accordingly. We analyze our various operating segments based on segment income before income taxes. Actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are not included in the calculation of each segment’s percentage of our consolidated results. The customers and long-lived assets of our reportable segments are predominantly in the United States. We have four reportable segments: (1) Wireless, (2) Wireline, (3) Advertising Solutions and (4) Other.

The Wireless segment uses our nationwide network to provide consumer and business customers with wireless voice and advanced data communications services.

The Wireline segment uses our regional, national and global network to provide consumer and business customers with landline voice and data communications services, AT&T U-verseSM TV, high-speed broadband and voice services (U-verse) and managed networking to business customers. Additionally, we receive commissions on sales of satellite television services offered through our agency arrangements.

The Advertising Solutions segment includes our directory operations, which publish Yellow and White Pages directories and sell directory advertising and Internet-based advertising and local search.

The Other segment includes results from customer information services, our portion of the results from our international equity investments and all corporate and other operations. Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest cost and expected return on pension and postretirement benefits. In May 2010, we announced the sale of Sterling. The Other segment results for all periods shown have been restated to exclude the results of Sterling, which are now reflected in discontinued operations (see Note 2).

In January 2011, we announced a change in our method of recognizing actuarial gains and losses for pension and other postretirement benefits as well as the attribution of those benefit costs to our segments (see Note 1). Historically, the total benefit costs were attributed to each segment. As part of the benefit accounting change, the service cost and the amortization of prior service costs, which represent the benefits earned by active employees during the period, will continue to be attributed to the segment in which the employee is employed, while interest cost and expected return on assets will now be recorded in the Other segment as those financing activities are managed on a corporate level. Actuarial gains and losses resulting from the remeasurement of our pension and postretirement benefit plans, which generally only occurs in the fourth quarter, will be reflected in AT&T’s consolidated results only. We have adjusted prior-period segment information to conform to the current period’s presentation.

Historically, the intersegment activity had been reported as revenue in the billing segment and offsetting operating expense in the purchasing segment. Upon consolidation, the intersegment revenue and expense were eliminated with the consolidated results, reflecting the cash operating and depreciation expense of providing the intersegment service. As part of AT&T’s ongoing initiatives to manage its business from an external customer perspective, we no longer report intersegment revenue and instead report the cash operating and depreciation expense related to intersegment activity in the purchasing segment, which provided services to the external customer. While this change did not affect AT&T’s total consolidated results, the impact to each operating segment varied. In particular, the Wireless segment, as a purchaser of network, IT and other services from the Wireline segment, experienced a reduction in cash operating expense partially offset by increased depreciation expense, with the net result being increased operating margins. This change was effective with the reporting of operating results for the quarter ended March 31, 2010. We have applied this change retrospectively, adjusting prior-period segment information.

In the following tables, we show how our segment results are reconciled to our consolidated results reported. The Wireless, Wireline, Advertising Solutions and Other columns represent the segment results of each such operating segment. The Consolidations column adds in those line items that we manage on a consolidated basis only: actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net. In the Segment assets line item, we have eliminated the value of our investments in our fully consolidated subsidiaries and the intercompany financing assets as these have no impact to the segments’ operations.

Segment results, including a reconciliation to AT&T consolidated results, for 2010, 2009 and 2008 are as follows:
At December 31, 2010 or for the year ended
			Advertising			Consolidated
	Wireless	Wireline	Solutions	Other	Consolidations	Results
Total segment operating revenues	$58,500	$61,202	$3,935	$643	$-	$124,280
Operations and support expenses	36,746	41,008	2,583	2,470	2,521	85,328
Depreciation and amortization expenses	6,497	12,371	497	14	-	19,379
Total segment operating expenses	43,243	53,379	3,080	2,484	2,521	104,707
Segment operating income (loss)	15,257	7,823	855	(1,841)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,266	$7,834	$855	$(1,099)	$(4,618)	$18,238
Segment assets	$122,011	$149,230	$8,736	$9,067	$(20,556)	$268,488
Investments in equity method affiliates	14	-	-	4,501	-	4,515
Expenditures for additions to long-lived assets	9,171	11,071	29	31	-	20,302

At December 31, 2009 or for the year ended
			Advertising			Consolidated
	Wireless	Wireline	Solutions	Other	Consolidations	Results
Total segment operating revenues	$53,504	$63,514	$4,724	$771	$-	$122,513
Operations and support expenses	33,631	42,352	2,743	3,057	215	81,998
Depreciation and amortization expenses	6,043	12,743	650	79	-	19,515
Total segment operating expenses	39,674	55,095	3,393	3,136	215	101,513
Segment operating income (loss)	13,830	8,419	1,331	(2,365)	(215)	21,000
Interest expense	-	-	-	-	3,368	3,368
Equity in net income of affiliates	9	17	-	708	-	734
Other income (expense) – net	-	-	-	-	152	152
Segment income (loss) before income taxes	$13,839	$8,436	$1,331	$(1,657)	$(3,431)	$18,518
Segment assets	$116,720	$156,130	$9,654	$8,908	$(23,100)	$268,312
Investments in equity method affiliates	4	-	-	2,917	-	2,921
Expenditures for additions to long-lived assets	6,066	11,200	22	6	-	17,294

For the year ended December 31, 2008
			Advertising			Consolidated
	Wireless	Wireline	Solutions	Other	Consolidations	Results
Total segment operating revenues	$49,174	$67,890	$5,416	$963	$-	$123,443
Operations and support expenses	31,530	44,817	2,900	1,063	25,150	105,460
Depreciation and amortization expenses	6,025	12,786	789	73	-	19,673
Total segment operating expenses	37,555	57,603	3,689	1,136	25,150	125,133
Segment operating income (loss)	11,619	10,287	1,727	(173)	(25,150)	(1,690)
Interest expense	-	-	-	-	3,369	3,369
Equity in net income of affiliates	6	19	-	794	-	819
Other income (expense) – net	-	-	-	-	(332)	(332)
Segment income (loss) before income taxes	$11,625	$10,306	$1,727	$621	$(28,851)	$(4,572)

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Property, Plant and Equipment [Text block]

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2010	2009
Land	-	$1,694	$1,724
Buildings	35-45	25,979	24,238
Central office equipment1	3-10	79,607	78,314
Cable, wiring and conduit	10-50	75,732	73,191
Other equipment1	5-15	46,622	39,723
Software	3-5	9,219	8,812
Under construction	-	4,980	3,159
		243,833	229,161
Accumulated depreciation and amortization		140,637	129,642
Property, plant and equipment – net		$103,196	$99,519
1 Includes certain network software.

Our depreciation expense was  $16,402 in 2010,  $15,849 in 2009 and  $15,191 in 2008.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were  $3,060 for 2010,  $2,889 for 2009 and  $2,733 for 2008. At December 31, 2010, the future minimum rental payments under noncancelable operating leases for the years 2011 through 2015 were  $2,590,  $2,454,  $2,257,  $2,134 and  $2,022, with  $13,347 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.

American Tower Corp. Agreement
In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases. The balance of deferred revenue was  $480 in 2010,  $509 in 2009 and  $539 in 2008.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Goodwill and Other Intangible Assets [Text block]

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amounts of goodwill, by segment (which is the same as the reporting unit for Wireless, Wireline and Advertising Solutions), for the years ended December 31, 2010 and 2009, were as follows:

	Wireless	Wireline	Advertising Solutions	Other	Total
Balance as of January 1, 2009	$33,851	$31,381	$5,694	$426	$71,352
Goodwill acquired	1,276	344	36	-	1,656
Other	(90)	(117)	1	(20)	(226)
Balance as of December 31, 2009	35,037	31,608	5,731	406	72,782
Goodwill acquired	937	-	-	43	980
Other	(219)	62	-	(4)	(161)
Balance as of December 31, 2010	$35,755	$31,670	$5,731	$445	$73,601

The reclassification of Sterling as a discontinued operation impacted goodwill by  $477 and other intangible assets balances by  $195 at December 31, 2009 and  $254 at January 1, 2009. Goodwill acquired in 2010 relates primarily to the acquisition of certain wireless properties from Verizon Wireless and in 2009 relates to certain wireless and wireline properties acquired from Centennial. Changes to goodwill during 2010 include adjustments totaling  $(219) related to wireless business combinations and  $62 due primarily to adjustments relating to a wireline business combination. Changes to goodwill during 2009 include adjustments totaling  $90 related to wireless liabilities in connection with a business combination and disposition of a wireline entity for  $117 (see Note 2).

Our other intangible assets are summarized as follows:

	December 31, 2010		December 31, 2009
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,987	$5,240	$7,729	$5,023
BellSouth	9,215	6,807	9,215	5,597
AT&T Corp.	3,134	2,647	3,134	2,377
Other	350	284	524	212
Subtotal	19,686	14,978	20,602	13,209
Other	525	239	778	519
Total	$20,211	$15,217	$21,380	$13,728

Indefinite-life intangible assets not subject to amortization:
Licenses	$50,372		$48,741
Trade name	5,154		5,235
Total	$55,526		$53,976

Amortized intangible assets are definite-life assets, and as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets. Amortization expense for definite-life intangible assets was  $2,977 for the year ended December 31, 2010,  $3,666 for the year ended December 31, 2009, and  $4,482 for the year ended December 31, 2008. Amortization expense is estimated to be  $2,007 in 2011,  $1,325 in 2012,  $739 in 2013,  $346 in 2014 and  $214 in 2015. In 2009, Mobility wrote off  $2,963 in fully amortized intangible assets (primarily customer lists). We review other long-lived assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.

Licenses include wireless FCC licenses of  $50,356 at December 31, 2010, and  $48,650 at December 31, 2009, that provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. In 2010, we recorded an  $85 impairment for a trade name.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Equity Method Investments [Text block]

NOTE 7. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less-than-majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

Our investments in equity affiliates include primarily international investments. As of December 31, 2010, our investments in equity affiliates included an 8.4% interest in Télefonos de México, S.A. de C.V. (Telmex), Mexico’s national telecommunications company, and a 9.0% interest in América Móvil, S.A. de C.V. (América Móvil), primarily a wireless provider in Mexico with telecommunications investments in the United States and Latin America. We are a member of a consortium that holds all of the class AA shares of Telmex stock, representing voting control of the company. Another member of the consortium, Carso Global Telecom, S.A.B. de C.V. (CGT), has the right to appoint a majority of the directors of Telmex. We also are a member of a consortium that holds all of the class AA shares of América Móvil stock, representing voting control of the company. Another member of the consortium has the right to appoint a majority of the directors of América Móvil.

América Móvil Transactions  On June 11, 2010, as part of a tender offer from América Móvil, we exchanged all our shares in Telmex Internacional, S.A.B. de C.V. (TI) for América Móvil L shares at the offered exchange rate of 0.373, which resulted in a pretax gain of  $658. The exchange was accounted for at fair value. In addition, we paid  $202 to purchase additional shares of América Móvil L shares to maintain our ownership percentage at a pretransaction level.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2010	2009
Beginning of year	$2,921	$2,332
Additional investments	220	44
Equity in net income of affiliates	762	734
Dividends received	(159)	(315)
Dispositions	(204)	-
Currency translation adjustments	203	125
Telmex Internacional exchange	658	-
Other adjustments	114	1
End of year	$4,515	$2,921

Undistributed earnings from equity affiliates were  $5,137 and  $4,534 at December 31, 2010 and 2009. The currency translation adjustment for 2010 and 2009 reflects the effect of exchange rate fluctuations on our investments in Telmex, TI and América Móvil.

The fair value of our investment in Telmex, based on the equivalent value of Telmex L shares at December 31, 2010, was  $1,231. The fair value of our investment in América Móvil, based on the equivalent value of América Móvil L shares at December 31, 2010, was  $10,383.

DEBT	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Debt

NOTE 8. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

		2010	2009
Notes and debentures
Interest Rates	Maturities1
0.35% – 2.99%	2010 – 2015	$2,250	$3,500
3.00% – 4.99%	2010 – 2014	5,880	5,853
5.00% – 6.99%	2010 – 2095	43,506	41,331
7.00% – 9.10%	2010 – 2097	11,986	19,069
Other		14	136
Fair value of interest rate swaps recorded in debt		435	310
		64,071	70,199
Unamortized premium, net of discount		185	1,612
Total notes and debentures		64,256	71,811
Capitalized leases		259	237
Total long-term debt, including current maturities		64,515	72,048
Current maturities of long-term debt		(5,544)	(7,328)
Total long-term debt		$58,971	$64,720
1 Maturities assume putable debt is redeemed by the holders at the next opportunity.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2011. We have  $1,000 of annual put reset securities issued by BellSouth that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, excluding May 2011, until maturity in 2022. If the zero-coupon note (issued for principal of  $500 in 2007) is held to maturity, the redemption amount will be  $1,030.

Debt maturing within one year consisted of the following at December 31:

	2010	2009
Current maturities of long-term debt	$5,544	$7,328
Commercial paper	1,625	-
Bank borrowings1	27	33
Total	$7,196	$7,361
1 Outstanding balance of short-term credit facility of a foreign subsidiary.

During 2010, we received net proceeds of  $2,235 from the issuance of  $2,250 of 2.50% global notes due in 2015. Debt proceeds were used for general corporate purposes. We also received net proceeds of  $1,620 from the net issuance of commercial paper and other short-term bank borrowings.

During 2010, debt repayments totaled  $9,294 and consisted of:
•	$5,668 in repayments of long-term debt with a weighted-average interest rate of 2.86%.
•	$3,000 for the early redemption of the New Cingular Wireless Services, Inc. 7.875% notes originally due on March 1, 2011.

•
 $594 related to the private exchange we completed on September 2, 2010 whereby holders exchanged  $1,362 of New Cingular Wireless Services, Inc. 8.75% senior notes due 2031 and  $1,537 of AT&T Corp. (ATTC) 8.00% senior notes due 2031 for  $3,500 of new 5.35% AT&T Inc. global notes due 2040 plus a cash payment.

•	$32 in repayments of capitalized leases.

As of December 31, 2010 and 2009, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2010, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2011	2012	2013	2014	2015	Thereafter
Debt repayments1	$5,535	$5,454	$5,823	$4,788	$4,514	$38,042
Weighted-average interest rate	6.2%	6.4%	5.6%	5.1%	4.3%	6.4%
1 Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Credit Facilities  In December 2010, we replaced our five-year,  $9,465 revolving credit facility with two new revolving credit facilities with a syndicate of banks – a four-year,  $5,000 agreement and a  $3,000, 364-day agreement. In the event advances are made under either agreement, those advances would be used for general corporate purposes, which could include repayment of maturing commercial paper. Advances are not conditioned on the absence of a material adverse change. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under each agreement. Under each agreement, we can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. At December 31, 2010, we had no advances outstanding under either agreement and were in compliance with all covenants under each agreement.

The Four-Year Agreement
We can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional  $2,000 provided no event of default has occurred. The obligations of the lenders to provide advances will terminate on December 20, 2014, unless prior to that date either: (i) we reduce to  $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for an additional one year beyond the December 20, 2014 termination date (with a potential one-year further renewal), under certain circumstances.

Advances would bear interest, at our option, either:
•
at an annual rate equal to (1) the highest of (a) the base (or prime) rate of a designated bank, (b) 0.50% per annum above the Federal funds rate, and (c) the British Bankers Association Interest Settlement Rate applicable to Dollars for a period of one month plus 1.00%, plus (2) a rate based on AT&T’s credit default swap mid-rate spread and subject to a floor or cap as set forth in the Agreement (Applicable Margin) minus 1.00% provided such total exceeds zero; or

•
at a rate equal to: (i) the London InterBank Offered Rate (LIBOR) (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

If we pledge assets or otherwise have liens on our properties, then advances will be ratably secured, subject to specified exceptions. We also must maintain a debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the agreement) ratio of not more than three-to-one, as of the last day of each fiscal quarter, for the four quarters then ended.

Defaults under the agreement, which would permit the lenders to accelerate required repayment and which would increase the Applicable Margin by 2.00% per annum, include:
•	We fail to pay principal or interest, or other amounts under the agreement beyond any grace period,
•
We fail to pay when due other debt of  $400 or more that results in acceleration of that debt (commonly referred to as "cross-acceleration") or a creditor commences enforcement proceedings within a specified period after a money judgment of  $400 or more has become final,

•
A person acquires beneficial ownership of more than 50% of AT&T common shares or more than a majority of AT&T’s directors changes in any 24-month period other than as elected by the remaining directors (commonly referred to as a “change in control”),

•	Material breaches of representations or warranties in the agreement,

•	We fail to comply with the negative pledge or debt-to-EBITDA ratio covenants described above,
•	We fail to comply with other covenants under the Agreement for a specified period after notice,

•	We fail to make certain minimum funding payments under Employee Retirement Income Security Act of 1941, as amended (ERISA), and
•	Our bankruptcy or insolvency.

364-day Agreement
The obligations of the lenders to provide advances will terminate on December 19, 2011, unless prior to that date either: (i) we reduce to  $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for an additional 364-day period beyond the December 19, 2011 termination date, under certain circumstances. We also can convert all or part of outstanding advances under the 364-day Agreement into term loan(s) maturing no later than the first anniversary of the termination date, under certain circumstances.

Advances would bear interest, at our option, either:
•
at a variable annual rate equal to (1) the highest of (a) the base (or prime) rate of a designated bank, (b) 0.50% per annum above the Federal funds rate, and (c) the British Bankers Association Interest Settlement Rate applicable to Dollars for a period of one month plus 1.00%, plus (2) a rate based on AT&T’s credit default swap mid-rate spread and subject to a floor or cap as set forth in such Agreement (Applicable Margin) minus 1.00% provided such total exceeds zero; or

•	at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

The 364-day Agreement contains a negative pledge covenant that is identical to the negative pledge described above. In the event we elect to convert any outstanding advances to term loan(s), the debt-to-EBITDA financial ratio covenant described above also would apply while such term loan(s) were outstanding. The events of default described above also apply to the 364-day Agreement.

FAIR VALUE MEASUREMENTS AND DISCLOSURE	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
FAIR VALUE MEASUREMENTS AND DISCLOSURE

NOTE 9. FAIR VALUE MEASUREMENTS AND DISCLOSURE

The Fair Value Measurement and Disclosure framework provides a three-tiered fair value hierarchy that gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that AT&T has the ability to access.

Level 2
Inputs to the valuation methodology include:
• Quoted prices for similar assets and liabilities in active markets;
• Quoted prices for identical or similar assets or liabilities in inactive markets;
• Inputs other than quoted market prices that are observable for the asset or liability;
• Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3
Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
• Fair value is often based on internally developed models in which there are few, if any, external observations.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of future net realizable value or reflective of future fair values. AT&T believes its valuation methods are appropriate and consistent with other market participants. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2010, and December 31, 2009.

Long-Term Debt and Other Financial Instruments
The carrying amounts and estimated fair values of our long-term debt, including current maturities and other financial instruments, are summarized as follows:

	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$64,256	$69,313	$71,811	$75,212
Commercial paper	1,625	1,625	-	-
Bank borrowings	27	27	33	33
Investment securities	2,183	2,183	1,885	1,885

The fair values of our notes and debentures were estimated based on quoted market prices, where available. The carrying value of debt with an original maturity of less than one year approximates market value.

Investment Securities
Our investment securities consist of primarily available-for-sale instruments, which include equities, fixed income bonds and other securities. Substantially all the fair values of our available-for-sale securities were estimated based on quoted market prices. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Realized gains and losses on these securities are included in other income (expense) – net in the consolidated statements of income using the specific identification method. Unrealized gains and losses, net of tax, on available-for-sale securities are recorded in accumulated OCI. Unrealized losses that are considered other-than-temporary are recorded in other income (expense) – net, with the corresponding reduction to the carrying basis of the investment. Fixed income investments have maturities of  $228 in 2011,  $107 in 2012 and 2013,  $52 in 2014 and 2015, and  $252 for years thereafter.

Our short-term investments, other short- and long-term held-to-maturity investments (including money market securities) and customer deposits are recorded at amortized cost, and the respective carrying amounts approximate fair values.

Our investment securities maturing within one year are recorded in “Other current assets,” and instruments with maturities of more than one year are recorded in “Other Assets” on the consolidated balance sheets.

Following is the fair value leveling for available-for-sale securities and derivatives as of December 31, 2010, and December 31, 2009.

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$976	$-	$-	$976
International equities	513	-	-	513
Fixed income bonds	-	639	-	639
Asset Derivatives
Interest rate swaps	-	537	-	537
Cross-currency swaps	-	327	-	327
Interest rate locks	-	11	-	11
Foreign exchange contracts	-	6	-	6
Liability Derivatives
Cross-currency swaps	-	(675)	-	(675)
Interest rate locks	-	(187)	-	(187)
Foreign exchange contracts	-	(2)	-	(2)

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,047	$-	$-	$1,047
International equities	412	-	-	412
Fixed income bonds	-	341	-	341
Asset Derivatives
Interest rate swaps	-	399	-	399
Cross-currency swaps	-	635	-	635
Interest rate locks	-	150	-	150
Foreign exchange contracts	-	2	-	2
Liability Derivatives
Cross-currency swaps	-	(390)	-	(390)
Interest rate locks	-	(6)	-	(6)
Foreign exchange contracts	-	(7)	-	(7)

Derivative Financial Instruments
We employ derivatives to manage certain market risks, primarily interest rate risk and foreign currency exchange risk. This includes the use of interest rate swaps, interest rate locks, foreign exchange forward contracts and combined interest rate foreign exchange contracts (cross-currency swaps). We do not use derivatives for trading or speculative purposes. We record derivatives on our consolidated balance sheets at fair value, which is derived from observable market data, including yield curves and foreign exchange rates (all of our derivatives are Level 2). Cash flows associated with derivative instruments are presented in the same category on the consolidated statements of cash flows as the item being hedged.

The majority of our derivatives are designated either as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), or as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).

Fair Value Hedging We designate our fixed-to-floating interest rate swaps as fair value hedges. The purpose of these swaps is to manage interest rate risk by managing our mix of fixed-rate and floating-rate debt. These swaps involve the receipt of fixed-rate amounts for floating interest rate payments over the life of the swaps without exchange of the underlying principal amount. Accrued and realized gains or losses from interest rate swaps impact interest expense on the consolidated statements of income. Unrealized gains on interest rate swaps are recorded at fair market value as assets, and unrealized losses on interest rate swaps are recorded at fair market value as liabilities. Changes in the fair value of the interest rate swaps offset changes in the fair value of the fixed-rate notes payable they hedge due to changes in the designated benchmark interest rate and are recognized in interest expense, though they net to zero. Gains or losses realized upon early termination of our fair value hedges would be recognized in interest expense.

Cash Flow Hedging Unrealized gains on derivatives designated as cash flow hedges are recorded at fair value as assets, and unrealized losses on derivatives designated as cash flow hedges are recorded at fair value as liabilities, both for the period they are outstanding. For derivative instruments designated as cash flow hedges, the effective portion is reported as a component of accumulated OCI until reclassified into interest expense in the same period the hedged transaction affects earnings. The gain or loss on the ineffective portion is recognized in other income (expense) - net in each period.

We designate our cross-currency swaps as cash flow hedges. We have entered into multiple cross-currency swaps to hedge our exposure to variability in expected future cash flows that are attributable to foreign currency risk generated from the issuance of our Euro and British pound sterling denominated debt. These agreements include initial and final exchanges of principal from fixed foreign denominations to fixed U.S. denominated amounts, to be exchanged at a specified rate, which was determined by the market spot rate upon issuance. They also include an interest rate swap of a fixed foreign-denominated rate to a fixed U.S. denominated interest rate. We evaluate the effectiveness of our cross-currency swaps each quarter. In the years ended December 31, 2010, and December 31, 2009, no ineffectiveness was measured.

Periodically, we enter into and designate interest rate locks to partially hedge the risk of changes in interest payments attributable to increases in the benchmark interest rate during the period leading up to the probable issuance of fixed-rate debt. We designate our interest rate locks as cash flow hedges. Gains and losses when we settle our interest rate locks are amortized into income over the life of the related debt, except where a material amount is deemed to be ineffective, which would be immediately reclassified to income. In the second quarter of 2010, we settled  $200 of notional rate locks without utilizing them in a debt issuance. The total impact to interest expense was  $(5). We are confident our remaining rate locks will be utilized given our probable refinancing needs over the next two years. No other ineffectiveness was measured in the year ended December 31, 2010. Over the next 12 months, we expect to reclassify  $15 from accumulated OCI to interest expense due to the amortization of net losses on historical interest rate locks. Our unutilized interest rate locks carry mandatory early terminations, the latest occurring in April 2012.

We hedge a large portion of the exchange risk involved in anticipation of highly probable foreign currency-denominated transactions. In anticipation of these transactions, we often enter into foreign exchange contracts to provide currency at a fixed rate. Some of these instruments are designated as cash flow hedges while others remain non-designated, largely based on size and duration. Gains and losses at the time we settle or take delivery on our designated foreign exchange contracts are amortized into income over the next few months as the hedged funds are spent by our foreign subsidiaries, except where a material amount is deemed to be ineffective, which would be immediately reclassified to income. In the year ended December 31, 2010, no ineffectiveness was measured. No transactions were designated in the year ended December 31, 2009.

Collateral and Credit-Risk Contingency  We have entered into agreements with most of our derivative counterparties, establishing collateral thresholds based on respective credit ratings and netting agreements. Collateral is exchanged on a weekly basis. At December 31, 2010, we had posted collateral of  $82 (a deposit asset) and held collateral of  $26 (a receipt liability). Under the agreements, if our credit rating had been downgraded one rating level by Moody’s and Fitch before the final collateral exchange in December, we would have been required to post additional collateral of  $115. At December 31, 2009, we held  $222 of counterparty collateral. We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable), against the fair value of the derivative instruments.

Following is the notional amount of our outstanding derivative positions at December 31:

	2010	2009
Interest rate swaps	$11,050	$9,000
Cross-currency swaps	7,502	7,502
Interest rate locks	3,400	3,600
Foreign exchange contracts	221	293
Total	$22,173	$20,395

Following are our derivative instruments and their related hedged items affecting our financial position and performance:

Fair Value of Derivatives on the Consolidated Balance Sheets
Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, accounts receivable at December 31.

Asset Derivatives	2010	2009

Interest rate swaps	$537	$399
Cross-currency swaps	327	635
Interest rate locks	11	150
Foreign exchange contracts	6	2
Total	$881	$1,186

Liability Derivatives	2010	2009
Cross-currency swaps	$(675)	$(390)
Interest rate locks	(187)	(6)
Foreign exchange contracts	(2)	(7)
Total	$(864)	$(403)

Effect of Derivatives in the Consolidated Statement of Income

Fair Value Hedging Relationships
For the year ended December 31,	2010	2009
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$125	$(216)
Gain (Loss) on long-term debt	(125)	216

In addition, the net swap settlements that accrued and settled in the year ended December 31 were also reported as reductions of interest expense.

Cash Flow Hedging Relationships
For the year ended December 31,	2010	2009

Cross-currency swaps:
Gain (Loss) recognized in accumulated Other Comprehensive Income	$(201)	$738
Other income (expense) – net reclassified from accumulated Other Comprehensive Income into income	-	-

Interest rate locks:
Gain (Loss) recognized in accumulated Other Comprehensive Income	(320)	203
Interest expense reclassified from accumulated Other Comprehensive Income into income	(19)	(23)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated Other Comprehensive Income	5	(2)
Other income (expense) – net reclassified from accumulated Other Comprehensive Income into income	-	-

The balance of the unrealized derivative gain (loss) in accumulated OCI was  $(180) at December 31, 2010, and  $142 at December 31, 2009.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
INCOME TAXES

NOTE 10. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2010	2009
Depreciation and amortization	$34,172	$37,341
Intangibles (nonamortizable)	1,958	1,990
Employee benefits	(13,612)	(14,375)
Net operating loss and other carryforwards	(1,552)	(1,820)
Other – net	(1,015)	(1,983)
Subtotal	19,951	21,153
Deferred tax assets valuation allowance	949	1,179
Net deferred tax liabilities	$20,900	$22,332

Net long-term deferred tax liabilities	$22,070	$23,579
Less: Net current deferred tax assets	(1,170)	(1,247)
Net deferred tax liabilities	$20,900	$22,332

In March 2010, the President of the United States signed into law comprehensive healthcare reform legislation under the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010, which included a change in the tax treatment related to Medicare Part D subsidies. We recorded a  $995, or  $0.17 per diluted share, charge to income tax expense in our consolidated statement of income during the first quarter of 2010 and increased our deferred income taxes liability balance to reflect the impact of this change.

In September 2010, we reached a settlement with the Internal Revenue Service (IRS) on tax basis calculations related to a 2008 restructuring of our wireless operations. The IRS settlement resolves the uncertainty regarding the amount and timing of amortization deductions related to certain of our wireless assets. The allowed amortization deductions on these settlement-related assets and the related cash flow impacts are expected to be recognized over a 15-year period, which began in 2008. Pursuant to the settlement, we paid  $300 to the IRS during the fourth quarter of 2010 as a result of the disallowance of a portion of the amortization deductions taken on our 2008 and 2009 income tax returns. We recorded an  $8,300, or  $1.40 per diluted share, reduction to income tax expense in our consolidated statement of income during the third quarter of 2010 and corresponding decreases of  $6,760 to our net noncurrent deferred income tax liabilities and  $1,540 to other net tax liabilities to reflect the tax benefits of the settlement. The IRS settlement resulted in a reduction to our unrecognized tax benefits (UTBs) for tax positions related to prior years of  $1,057, which also reduced the total amount of UTBs that, if recognized, would impact the effective tax rate.

At December 31, 2010, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of  $181 and for state and foreign income tax purposes of  $1,052, expiring through 2029. Additionally, we had federal credit carryforwards of  $73 and state credit carryforwards of  $246, expiring primarily through 2027.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2010 and 2009, relate primarily to state net operating loss carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws and our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an UTB. We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolution of audit issues, expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2010 and 2009 is as follows:

Federal, State and Foreign Tax	2010	2009
Balance at beginning of year	$5,969	$6,176
Increases for tax positions related to the current year	324	980
Increases for tax positions related to prior years	562	876
Decreases for tax positions related to prior years	(1,989)	(1,982)
Lapse of statute of limitations	(44)	-
Settlements	(462)	(81)
Balance at end of year	4,360	5,969
Accrued interest and penalties	1,329	1,537
Gross unrecognized income tax benefits	5,689	7,506
Less: Deferred federal and state income tax benefits	(817)	(892)
Less: Tax attributable to timing items included above	(2,073)	(2,540)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$2,799	$4,074

During 2010 and 2009, we made net deposits totaling  $206 and  $1,151 to several taxing jurisdictions. These deposits are not included in the reconciliation above but reduce our UTBs balance. Net of these deposits and deposits made in 2008 of  $191 and a  $1,000 deposit made in 2007, our UTBs balance at December 31, 2010, was  $3,141, which was included in “Other noncurrent liabilities” on our consolidated balance sheets. Our UTBs balance at December 31, 2009, was  $5,164, of which  $4,865 was included in “Other noncurrent liabilities” and  $299 was included in “Accrued taxes” on our consolidated balance sheets.

We record interest and penalties related to federal, state and foreign UTBs in income tax expense. Accrued interest and penalties included in UTBs were  $1,329 as of December 31, 2010, and  $1,537 as of December 31, 2009. Interest and penalties included in our consolidated statements of income were  $(194) for 2010,  $(216) for 2009, and  $152 for 2008.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. Our income tax returns are regularly audited by the IRS as well as by state, local and foreign taxing authorities.

The IRS has completed field examinations of our tax returns through 2005, and all audit periods prior to 1998 are closed for federal purposes. We were unable to reach agreement with the IRS regarding treatment of Universal Service Fund receipts on our 1998 and 1999 tax returns and, as a result, we filed a refund suit in U.S. District Court (District Court). In July 2009, the District Court granted the Government’s motion for summary judgment and entered final judgment for the Government. We appealed the final judgment to the U.S. Court of Appeals for the Fifth Circuit (Court of Appeals). In January 2011, the Court of Appeals affirmed the judgment of the District Court. We are considering whether to petition the U.S. Supreme Court for a writ of certiorari with regard to this tax refund matter. We are engaged with the IRS Appeals Division in resolving issues related to our 1999 – 2005 returns; we are unable to estimate the impact the resolution of these issues may have on our UTBs. The IRS began its examination of our 2006 – 2008 income tax returns in 2009.

The components of income tax (benefit) expense are as follows:

	2010	2009	2008
Federal:
Current	$307	$2,849	$1,158
Deferred – net	(2,105)	2,149	(2,970)
	(1,798)	4,998	(1,812)
State, local and foreign:
Current	141	1,193	(21)
Deferred – net	495	(100)	(377)
	636	1,093	(398)
Total	$(1,162)	$6,091	$(2,210)

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2010	2009	2008
Taxes computed at federal statutory rate	$6,383	$6,481	$(1,600)
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	441	554	(229)
Healthcare Reform Legislation	917	-	-
IRS Settlement – 2008 Wireless Restructuring	(8,300)	-	-
Other – net	(603)	(944)	(381)
Total	$(1,162)	$6,091	$(2,210)
Effective Tax Rate	(6.4)%	32.9%	48.3%

PENSION AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Pension and Postretirement Benefits

NOTE 11. PENSION AND POSTRETIREMENT BENEFITS

Pension Benefits and Postretirement Benefits
Substantially all of our U.S. employees are covered by one of our noncontributory pension and death benefit plans. Many of our management employees participate in pension plans that have a traditional pension formula (i.e., a stated percentage of employees’ adjusted career income) and a frozen cash balance or defined lump sum formula. In 2005, the management pension plan for those employees was amended to freeze benefit accruals previously earned under a cash balance formula. Each employee’s existing cash balance continues to earn interest at a variable annual rate. After this change, those management employees, at retirement, may elect to receive the portion of their pension benefit derived under the cash balance or defined lump sum as a lump sum or an annuity. The remaining pension benefit, if any, will be paid as an annuity if its value exceeds a stated monthly amount. Management employees of former ATTC, BellSouth, AT&T Mobility LLC and new hires after 2006 participate in cash balance pension plans. Nonmanagement employees’ pension benefits are generally calculated using one of two formulas: benefits are based on a flat dollar amount per year according to job classification or are calculated under a cash balance plan that is based on an initial cash balance amount and a negotiated annual pension band and interest credits. Most nonmanagement employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

In January 2011, we announced a change in our method of recognizing actuarial gains and losses for pension and other postretirement benefits for all benefit plans. Historically, we recognized the actuarial gains and losses as a component of Stockholders’ Equity on our consolidated balance sheets on an annual basis and amortized them into our operating results over the average future service period of the active employees of these plans, to the extent such gains and losses were outside of a corridor. We have elected to immediately recognize actuarial gains and losses in our operating results, noting that it is generally preferable to accelerate the recognition of deferred gains and losses into income rather than to delay such recognition. This change will improve transparency in our operating results by more quickly recognizing the effects of economic and interest rate conditions on plan obligations, investments and assumptions. Generally, these gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter. Additionally, for purposes of calculating the expected return on plan assets, we will no longer use a permitted averaging technique for the market-related value of plan assets but instead will use actual fair value of plan assets. We have applied these changes retrospectively, adjusting all prior periods (see Note 1).

Obligations and Funded Status
For defined benefit pension plans, the benefit obligation is the “projected benefit obligation,” the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

For postretirement benefit plans, the benefit obligation is the “accumulated postretirement benefit obligation,” the actuarial present value as of a date of all future benefits attributed under the terms of the postretirement benefit plan to employee service rendered to the valuation date.

The following table presents this reconciliation and shows the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009
Benefit obligation at beginning of year	$50,850	$50,822	$36,225	$37,531
Service cost - benefits earned during the period	1,075	1,070	348	334
Interest cost on projected benefit obligation	3,150	3,355	2,257	2,434
Amendments	2	(685)	(742)	(3,115)
Actuarial loss	4,224	2,439	1,046	1,402
Special termination benefits	101	118	7	9
Benefits paid	(5,485)	(6,269)	(2,536)	(2,370)
Other	-	-	33	-
Benefit obligation at end of year	$53,917	$50,850	$36,638	$36,225

The following table presents the change in the value of plan assets for the years ended December 31 and the plans’ funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009
Fair value of plan assets at beginning of year	$46,873	$46,828	$11,513	$10,175
Actual return on plan assets	6,230	6,312	1,472	1,991
Benefits paid1	(5,485)	(6,269)	(244)	(823)
Contributions	-	2	-	195
Other	3	-	6	(25)
Fair value of plan assets at end of year	47,621	46,873	12,747	11,513
Unfunded status at end of year2	$(6,296)	$(3,977)	$(23,891)	$(24,712)
1
At our discretion, certain postretirement benefits are paid from AT&T cash accounts and do not reduce Voluntary Employee Beneficiary Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.

2
Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with ERISA regulations.

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009
Current portion of employee benefit obligation1	$-	$-	$(2,394)	$(2,021)
Employee benefit obligation2	(6,296)	(3,977)	(21,497)	(22,691)
Net amount recognized	$(6,296)	$(3,977)	$(23,891)	$(24,712)
1 Included in “Accounts payable and accrued liabilities.”
2 Included in “Postemployment benefit obligation.”

Prior service credits included in our accumulated OCI that have not yet been recognized in net periodic benefit cost were  $164 for pension and  $4,760 for postretirement benefits at December 31, 2010, and  $181 for pension and  $4,644 for postretirement at December 31, 2009.

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was  $51,915 at December 31, 2010, and  $49,122 at December 31, 2009.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income
Our combined net pension and postretirement cost recognized in our consolidated statements of income was  $3,750,  $2,253 and  $25,237 for the years ended December 31, 2010, 2009 and 2008. A portion of pension and postretirement benefit costs are capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.

The following tables present the components of net periodic benefit obligation cost, and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Service cost - benefits earned during the period	$1,075	$1,070	$1,173	$348	$334	$429
Interest cost on projected benefit obligation	3,150	3,355	3,319	2,257	2,434	2,550
Expected return on plan assets1	(3,775)	(3,766)	(5,808)	(943)	(784)	(1,339)
Amortization of prior service cost (credit)	(16)	58	133	(624)	(469)	(360)
Actuarial (gain) loss1	1,768	(103)	22,559	510	124	2,581
Net pension and postretirement cost (benefit)2	$2,202	$614	$21,376	$1,548	$1,639	$3,861
1	Amounts for 2008 and 2009 are adjusted for the change in accounting policy as discussed in Note 1.
2
During 2010, 2009 and 2008, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by  $237,  $255 and  $263. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Prior service cost (credit)	$-	$394	$17	$459	$1,863	$2
Reversal of amortization of prior service cost (credit)	(10)	67	82	(388)	(223)	(223)
Total recognized in other comprehensive (income) loss (pretax)	$(10)	$461	$99	$71	$1,640	$(221)

The estimated prior service credits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is  $15 for pension and  $694 for postretirement benefits.

Assumptions
In determining the projected benefit obligation and the net pension and postemployment benefit cost, we used the following significant weighted-average assumptions:

	2010	2009	2008
Discount rate for determining projected benefit obligation at December 31	5.80%	6.50%	7.00%
Discount rate in effect for determining net cost	6.50%	7.00%	6.50%
Long-term rate of return on plan assets	8.50%	8.50%	8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost (benefit)	4.00%	4.00%	4.00%

Uncertainty in the securities markets and U.S. economy could result in investment returns less than those assumed. Should the securities markets decline or medical and prescription drug costs increase at a rate greater than assumed, we would expect increasing annual combined net pension and postretirement costs for the next several years. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated postretirement benefit obligation and postretirement benefit cost would be affected in future years.

Discount Rate  Our assumed discount rate of 5.80% at December 31, 2010, reflects the hypothetical rate at which the projected benefit obligations could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed-income corporate bonds available at the measurement date and the related expected duration for the obligations. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2010, we decreased our discount rate by 0.70%, resulting in an increase in our pension plan benefit obligation of  $3,238 and an increase in our postretirement benefit obligation of  $2,817. For the year ended December 31, 2009, we decreased our discount rate by 0.50%, resulting in an increase in our pension plan benefit obligation of  $2,065 and an increase in our postretirement benefit obligation of  $1,847.

Expected Long-Term Rate of Return  Our expected long-term rate of return on plan assets of 8.25% for 2011 and 8.50% for 2010 reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, management considers capital markets future expectations and the asset mix of the plans’ investments. Actual long-term return can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 1% decrease in the actual long-term rate of return would cause 2011 combined pension and postretirement cost to increase  $575. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Composite Rate of Compensation Increase  Our expected composite rate of compensation increase of 4% reflects the long-term average rate of salary increases.

Healthcare Cost Trend  Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. In addition to the healthcare cost trend, we assume an annual 3% growth in administrative expenses and an annual 3% growth in dental claims. Due to benefit design changes (e.g., increased copays and deductibles for prescription drugs and certain medical services), we have generally experienced better-than-expected claims cost in recent years. Our assumed annual healthcare cost trend rate for 2011 and 2010 is 5.00%.

A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-Point Increase	One Percentage- Point Decrease
Increase (decrease) in total of service and interest cost components	$312	$(252)
Increase (decrease) in accumulated postretirement benefit obligation	3,606	(2,973)

Prior to August 2009, a majority of our labor contracts contained an annual dollar cap for nonmanagement retirees who retire during the term of the labor contract. However, we waived the cap during the relevant contract periods and thus did not collect contributions from those retirees. We have similarly waived the cap for nonmanagement retirees who retired prior to inception of the labor contract. We did not account for the cap in the value of our accumulated postretirement benefit obligation (i.e., we assumed the cap would be waived for all future contract periods). In August 2009, the Company announced that the annual dollar caps would be enforced for some groups beginning in 2010, with alternative uncapped plans available. We have accounted for participants moving to these alternative plans.

Plan Assets
Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be broadly diversified across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses. The current asset allocation policy and risk level for the pension plan and VEBA assets are based on a study completed and approved during 2009.

The plans’ weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets			Postretirement (VEBA) Assets
	Target	2010	2009	Target	2010	2009
Equity securities:
Domestic	25% – 35%	29%	34%	37% – 47%	42%	39%
International	10% – 20%	15	16	29% – 39%	34	27
Fixed income securities	30% – 40%	34	30	9% – 19%	14	20
Real assets	6% – 16%	9	8	0% – 6%	1	2
Private equity	4% – 14%	12	10	0% – 9%	4	4
Other	0% – 5%	1	2	1% – 11%	5	8
Total		100%	100%		100%	100%

At December 31, 2010, AT&T securities represented less than 0.5% of assets held by our pension plans and VEBA trusts.

Investment Valuation
Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See “Fair Value Measurements” for further discussion.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Over-the-counter (OTC) securities and government obligations are valued at the bid price or the average of the bid and asked price on the last business day of the year from published sources where available and, if not available, from other sources considered reliable. Depending on the types and contractual terms of OTC derivatives, fair value is measured using a series of techniques, such as Black-Scholes option pricing models, simulation models or a combination of various models.

Common/collective trust funds and other commingled (103-12) investment entities are valued at quoted redemption values that represent the net asset values of units held at year end which management has determined approximates fair value.

Alternative investments, including investments in private equity, real estate, natural resources, mezzanine and distressed debt, limited partnership interest, private bonds and hedge funds do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed, and such differences could be material. Alternative investments not having an established market are valued at fair value as determined by the investment managers. Private equity, mezzanine and distressed investments are often valued initially by the investment managers based upon cost. Thereafter, investment managers may use available market data to determine adjustments to carrying value based upon observations of the trading multiples of public companies considered comparable to the private companies being valued. Such market data used to determine adjustments to accounts for cash flows and company-specified issues include current operating performance and future expectations of the investments, changes in market outlook, and the third-party financing environment. Private equity partnership holdings may also include publicly held equity investments in liquid markets that are marked-to-market at quoted public values, subject to adjustments for large positions held. Real estate and natural resource direct investments are valued either at amounts based upon appraisal reports prepared by independent third-party appraisers or at amounts as determined by internal appraisals performed by the investment manager, which has been agreed to by an external valuation consultant. Private bond valuation is based upon pricing provided by an external pricing service when such pricing is available. In the event a security is too thinly traded or narrowly held to be priced by such a pricing service, or the price furnished by such external pricing services is deemed inaccurate, the managers will then solicit broker/dealer quotes (spreads or prices). In cases where such quotes are available, fair value will be determined based solely upon such quotes provided. Managers will typically use a pricing matrix for determining fair value in cases where an approved pricing service or a broker/dealer is unable to provide a fair valuation for specific fixed-rate securities such as many private placements. New fixed-rate securities will be initially valued at cost at the time of purchase. Thereafter, each bond will be assigned a spread from a pricing matrix that will be added to current Treasury rates. The pricing matrix derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash, temporary assets and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements
See Note 9 “Fair Value Measurements and Disclosure” for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2010:

Pension Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$100	$-	$-	$100
Interest bearing cash	-	74	-	74
Foreign exchange contract	-	57	-	57
Equity securities:
Domestic equities	9,692	16	-	9,708
International equities	4,960	4	-	4,964
Fixed income securities:
Asset-backed securities	-	730	6	736
Mortgage-backed securities	-	2,744	-	2,744
Collateralized mortgage-backed securities	-	335	-	335
Collateralized mortgage obligations/REMICS	-	565	-	565
Other corporate and other bonds and notes	430	4,637	-	5,067
U.S. Government and governmental agencies	-	1,831	-	1,831
Municipal bonds	-	233	-	233
Convertible and preferred securities	87	204	-	291
Fixed income funds	-	-	377	377
Registered investment companies	-	1	-	1
Private equity funds	35	1	5,821	5,857
Real assets:
Real assets	-	-	2,383	2,383
Real estate funds	-	448	1,545	1,993
Commingled funds:
Interest bearing investments	-	2,351	-	2,351
Hedge funds	-	831	50	881
Equities	-	1,769	-	1,769
Fixed income	-	1,101	-	1,101
Market value of securities on loan:
Interest bearing investments	-	209	-	209
Equity securities:
Domestic	2,113	20	-	2,133
International	320	-	-	320
Fixed income securities:
Asset-backed securities	-	9	-	9
Mortgage-backed securities	-	24	-	24
Collateralized mortgage-backed securities	-	8	-	8
Other corporate and other bonds and notes	42	763	-	805
U.S. Government and governmental agencies	-	2,028	-	2,028
Convertible and preferred securities	12	16	-	28
Securities lending collateral	2,558	3,110	-	5,668
Variation margin receivable	3	-	-	3
Assets at fair value	20,352	24,119	10,182	54,653

Overdrafts	3	4	-	7
Unrealized depreciation on foreign currency contracts	-	57	-	57
Investments sold short	405	24	140	569
Written options payable	1	-	-	1
Liabilities at fair value	409	85	140	634
Total plan net assets at fair value	$19,943	$24,034	$10,042	$54,019
Other assets (liabilities)1				(6,398)
Total Plan Net Assets				$47,621
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest bearing investments	$1	$525	$-	$526
Equity securities:
International	3,373	-	-	3,373
Domestic	3,361	1	-	3,362
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	37	-	37
Collateralized mortgage obligations	-	43	-	43
Other corporate and other bonds and notes	20	308	19	347
U.S. Government and governmental agencies	1	574	-	575
Registered investment companies	169	-	-	169
Commingled funds:
Interest bearing investments	-	295	-	295
Hedge funds	-	77	26	103
Equities	-	1,167	-	1,167
Fixed income	80	1,526	-	1,606
Private equity assets	12	3	496	511
Real assets	-	-	157	157
Market value of securities on loan:
Equity securities:
International	245	-	-	245
Domestic	361	-	-	361
Fixed income securities:
Other corporate and other bonds and notes	-	15	-	15
U.S. Government and governmental agencies	5	55	-	60
Commingled funds
Private equity assets	5	-	-	5

Securities lending collateral	636	71	-	707
Receivable for foreign exchange contracts	2	-	-	2
Assets at fair value	8,271	4,748	698	13,717

Foreign exchange contracts payable	2	-	-	2
Liabilities at fair value	2	-	-	2
Total plan net assets at fair value	$8,269	$4,748	$698	$13,715
Other assets (liabilities)1				(968)
Total Plan Net Assets				$12,747
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

The table below sets forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2010:

Pension Assets	Equities-Domestic	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance, beginning of year	$1	$337	$102	$4,874	$3,297	$8,611
Transfers into Level 3	(140)	3	-	-	-	(137)
Transfers out of Level 3	-	(1)	-	-	-	(1)
Realized gains (losses)	(2)	41	-	442	92	573
Unrealized gains (losses)	(1)	15	(52)	950	628	1,540
Purchases, sales, issuances and settlements (net)	2	(12)	-	(445)	(89)	(544)
Balance, end of year	$(140)	$383	$50	$5,821	$3,928	$10,042

Postretirement Assets	Fixed Income Securities	Hedge Fund	Private Equity Assets	Real Assets	Total
Balance, beginning of year	$19	$72	$480	$171	$742
Transfers into Level 3	-	-	(12)	-	(12)
Realized gains (losses)	-	-	-	14	14
Unrealized gains (losses)	-	-	7	(18)	(11)
Purchases, sales, issuances and settlements (net)	-	(46)	21	(10)	(35)
Balance, end of year	$19	$26	$496	$157	$698

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2009:

Pension Assets and Liabilities at Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Non-interest bearing cash	$464	$-	$-	$464
Interest bearing cash	-	248	-	248
Foreign exchange contract	-	22	-	22
Equity securities:
Domestic equities	8,704	22	1	8,727
International equities	5,367	13	-	5,380
Fixed income securities:
Asset-backed securities	-	999	-	999
Mortgage-backed securities	-	1,727	-	1,727
Collateralized mortgage-backed securities	-	499	-	499
Collateralized mortgage obligations/REMICS	-	925	-	925
Other corporate and other bonds and notes	-	4,618	-	4,618
U.S. Government and governmental agencies	-	953	-	953
Municipal bonds	-	119	-	119
Convertible and preferred securities	91	200	-	291
Fixed income funds	-	-	337	337
Registered investment companies	509	-	-	509
Private equity funds	36	-	4,874	4,910
Real assets:
Real assets	-	-	1,955	1,955
Real estate funds	-	352	1,342	1,694
Commingled funds:
Interest bearing investments	-	2,212	-	2,212
Hedge funds	-	751	102	853
Equities	-	3,213	-	3,213
Fixed income	-	985	-	985
Market value of securities on loan:
Interest bearing investments	-	300	-	300
Equity securities:
Domestic	1,943	1	-	1,944
International	562	15	-	577
Fixed income securities:
Asset-backed securities	-	7	-	7
Mortgage-backed securities	-	588	-	588
Collateralized mortgage-backed securities	-	3	-	3
Collateralized mortgage obligations/REMICS	-	32	-	32
Other corporate and other bonds and notes	-	687	-	687
U.S. Government and governmental agencies	-	2,304	-	2,304
Convertible and preferred securities	23	8	-	31
Securities lending collateral	-	6,606	-	6,606
Receivable for investments sold short	191	-	-	191
Assets at fair value	17,890	28,409	8,611	54,910

Overdrafts	1	-	-	1
Unrealized depreciation on foreign currency contracts	-	20	-	20
Investments sold short	435	290	-	725
Written options payable	4	-	-	4
Variation margin payable	30	-	-	30
Liabilities at fair value	470	310	-	780
Total plan net assets at fair value	$17,420	$28,099	$8,611	$54,130
Other assets (liabilities)1				(7,257)
Total Plan Net Assets				$46,873
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total
Interest bearing investments	$372	$-	$-	$372
Equity securities:
International	2,121	-	-	2,121
Domestic	2,363	11	-	2,374
Fixed income securities:
Asset-backed securities	-	49	-	49
Collateralized mortgage-backed securities	-	11	-	11
Collateralized mortgage obligations	-	57	-	57
Other corporate and other bonds and notes	-	276	19	295
U.S. Government and governmental agencies	16	301	-	317
Registered investment companies	182	-	-	182
Futures	(1)	-	-	(1)
Commingled funds:
Interest bearing investments	-	468	-	468
Hedge funds	-	155	72	227
Equities	102	2,108	-	2,210
Fixed income	75	1,449	-	1,524
Private equity assets	15	6	480	501
Real assets	-	-	171	171
Market value of securities on loan:
Equity securities:
International	248	-	-	248
Domestic	396	-	-	396
Fixed income securities:
Other corporate and other bonds and notes	-	13	-	13
U.S. Government and governmental agencies	25	50	-	75
Commingled funds
Private equity assets	6	-	-	6
Securities lending collateral	700	65	-	765
Receivable for foreign exchange contracts	10	-	-	10
Assets at fair value	6,630	5,019	742	12,391

Foreign exchange contracts payable	10	-	-	10
Written options	-	-	-	-
Liabilities at fair value	10	-	-	10
Total plan net assets at fair value	$6,620	$5,019	$742	$12,381
Other assets (liabilities)1				(868)
Total Plan Net Assets				$11,513
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

The table below sets forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2009:

Pension Assets	Equities-Domestic	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance, beginning of year	$1	$248	$114	$5,152	$5,281	$10,796
Realized gains (losses)	-	19	-	97	(47)	69
Unrealized gains (losses)	(1)	(7)	-	(582)	(1,613)	(2,203)
Purchases, sales, issuances and settlements (net)	1	77	(12)	207	(324)	(51)
Balance, end of year	$1	$337	$102	$4,874	$3,297	$8,611

Postretirement Assets	Equity Securities	Fixed Income Securities	Hedge Funds	Private Equity Assets	Real Assets	Total
Balance, beginning of year	$6	$-	$55	$553	$265	$879
Realized gains (losses)	-	-	-	23	(34)	(11)
Unrealized gains (losses)	-	-	-	(74)	(64)	(138)
Purchases, sales, issuances and settlements (net)	(6)	19	17	(22)	4	12
Balance, end of year	$-	$19	$72	$480	$171	$742

Estimated Future Benefit Payments
Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2010. Because benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, changes in any of these factors could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2011	$5,912	$2,594	$(114)
2012	6,191	2,558	(124)
2013	4,008	2,546	(134)
2014	4,002	2,483	(144)
2015	4,025	2,430	(154)
Years 2016 – 2020	20,211	11,874	(926)

Supplemental Retirement Plans
We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated nonbankruptcy remote trust that are independently managed and used to provide for these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral.

We use the same significant assumptions for the discount rate and composite rate of compensation increase used in determining the projected benefit obligation and the net pension and postemployment benefit cost. The following tables provide the plans’ benefit obligations and fair value of assets at December 31 and the components of the supplemental retirement pension benefit cost. The net amount recorded as “Other noncurrent liabilities” on our consolidated balance sheets at December 31, 2010, was  $2,270 and  $2,139 at December 31, 2009.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets:

	2010	2009
Projected benefit obligation	$(2,270)	$(2,139)
Accumulated benefit obligation	(2,154)	(2,058)
Fair value of plan assets	-	-

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2010	2009	2008
Service cost - benefits earned during the period	$12	$11	$13
Interest cost on projected benefit obligation	134	140	141
Amortization of prior service cost	2	5	6
Actuarial (gain) loss1	186	82	(104)
Net supplemental retirement pension cost	$334	$238	$56
1 Amounts for 2008 and 2009 are adjusted for the change in accounting policy as discussed in Note 1.

Other Changes Recognized in Other Comprehensive Income	2010	2009
Prior service cost (credit)	$(5)	$(5)
Reversal of amortization of prior service cost	(2)	(3)
Total recognized in other comprehensive income	$(7)	$(8)

The estimated prior service cost for our supplemental retirement plan benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is  $2.

Deferred compensation expense was  $96 in 2010,  $95 in 2009 and  $54 in 2008. Our deferred compensation liability, included in “Other noncurrent liabilities,” was  $1,021 at December 31, 2010, and  $1,031 at December 31, 2009.

Contributory Savings Plans
We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost is based on the cost of shares or units allocated to participating employees’ accounts and was  $607,  $586 and  $664 for the years ended December 31, 2010, 2009 and 2008.

SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Share-Based Payment [Text block]

NOTE 12. SHARE-BASED PAYMENT

We account for our share-based payment arrangements based on the fair value of the awards on their respective grant date, which may affect our ability to fully realize the value shown on our consolidated balance sheets of deferred tax assets associated with compensation expense. Full realization of these deferred tax assets requires stock options to be exercised at a price equaling or exceeding the sum of the exercise price plus the fair value of the options at the grant date. We record a valuation allowance when our future taxable income is not expected to be sufficient to recover the asset. Accordingly, there can be no assurance that the current stock price of our common shares will rise to levels sufficient to realize the entire tax benefit currently reflected on our consolidated balance sheets. However, to the extent we generate excess tax benefits (i.e., that additional tax benefits in excess of the deferred taxes associated with compensation expense previously recognized) the potential future impact on income would be reduced.

At December 31, 2010, we had various share-based payment arrangements, which we describe in the following discussion. The compensation cost recognized for those plans was included in operating expenses in our consolidated statements of income. The total income tax benefit recognized in the consolidated statements of income for share-based payment arrangements was  $196 for 2010, compared to  $121 for 2009 and  $63 for 2008.

Under our various plans, senior and other management employees and nonemployee directors have received stock options, performance stock units, and other nonvested stock units. Stock options issued through December 31, 2010, carry exercise prices equal to the market price of our stock at the date of grant. Prior to 2006, depending on the grant, stock options vesting could occur up to five years from the date of grant, with most options vesting ratably over three years. Stock options granted as part of a deferred compensation plan do not have a vesting period; since 2006, these are the only options issued by AT&T. We grant performance stock units, which are nonvested stock units, to key employees based upon our stock price at the date of grant and award them in the form of AT&T common stock and cash at the end of a three-year period, subject to the achievement of certain performance goals. We treat the cash portion of these awards as a liability. Other nonvested stock units are valued at the market price of our common stock at the date of grant and vest typically over a two- to five-year period. As of December 31, 2010, we were authorized to issue up to 97 million shares of common stock (in addition to shares that may be issued upon exercise of outstanding options or upon vesting of performance stock units or other nonvested stock units) to officers, employees, and directors pursuant to these various plans.

The compensation cost that we have charged against income for our share-based payment arrangements was as follows:

	2010	2009	2008
Performance stock units	$421	$289	$151
Stock options	6	8	11
Restricted stock	85	21	9
Other	1	(2)	(6)
Total	$513	$316	$165

The estimated fair value of the options when granted is amortized to expense over the options’ vesting or required service period. The fair value for these options, for the indicated years ended, was estimated at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2009	2008
Risk-free interest rate	3.06%	3.17%	3.96%
Dividend yield	6.61%	6.82%	4.36%
Expected volatility factor	15.75%	19.65%	18.76%
Expected option life in years	7.00	7.00	7.00

A summary of option activity as of December 31, 2010, and changes during the year then ended, is presented below (shares in millions):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value 1
Outstanding at January 1, 2010	178	$36.79	1.86	$115
Granted	4	25.45
Exercised	(2)	22.27
Forfeited or expired	(50)	42.13
Outstanding at December 31, 2010	130	34.60	1.69	$150
Exercisable at December 31, 2010	125	$34.90	1.43	$134
	1 Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

The weighted-average fair value of each option granted during the period was  $1.34 for 2010, compared to  $1.84 for 2009 and  $5.04 for 2008. The total intrinsic value of options exercised during 2010 was  $13, compared to  $5 for 2009, and  $78 for 2008.

It is our policy to satisfy share option exercises using our treasury shares. The actual excess tax benefit realized for the tax deductions from option exercises from these arrangements was  $2 for 2010, compared to  $0 for 2009 and  $10 for 2008.

A summary of the status of our nonvested stock units, which includes performance stock units as of December 31, 2010, and changes during the year then ended is presented as follows (shares in millions):

Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2010	26	$26.48
Granted	15	25.48
Vested	(12)	34.64
Forfeited	-	25.92
Nonvested at December 31, 2010	29	$25.30

As of December 31, 2010, there was  $414 of total unrecognized compensation cost related to nonvested share-based payment arrangements granted. That cost is expected to be recognized over a weighted-average period of 1.81 years. The total fair value of shares vested during the year was  $396 for 2010, compared to  $471 for 2009 and  $554 for 2008.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Stockholders' Equity [Text block]

NOTE 13. STOCKHOLDERS’ EQUITY

From time to time, we repurchase shares of common stock for distribution through our employee benefit plans or in connection with certain acquisitions. In December 2010, the Board of Directors authorized the repurchase of up to 300 million shares of our common stock. As of December 31, 2010, we repurchased no shares under this program. In December 2007, the Board of Directors authorized the repurchase of up to 400 million shares of our common stock. This authorization replaced previous authorizations and expired on December 31, 2009. As of December 31, 2009, we had repurchased approximately 164 million shares under this program.

During the Annual Meeting of Shareholders in April 2009, shareholders approved the increase of authorized common shares of AT&T stock from 7 billion to 14 billion, with no change to the currently authorized 10 million preferred shares of AT&T stock. As of December 31, 2010 and 2009, no preferred shares were outstanding.

In December 2010, the Company declared its quarterly dividend, which reflected an increase in the amount per share of common stock to  $0.43. In December 2009, the Company declared its quarterly dividend, increasing the amount per share of common stock from  $0.41 to  $0.42.

ADDITIONAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2010
Schedule to Financial Statements [Abstract]
Additional Financial Information [Text block]

NOTE 14. ADDITIONAL FINANCIAL INFORMATION

		December 31,
Consolidated Balance Sheets		2010	2009
Accounts payable and accrued liabilities:
Accounts payable		$7,437	$7,511
Accrued rents and other		2,761	3,333
Accrued payroll and commissions		2,225	2,392
Deferred directory revenue		1,278	1,491
Accrued interest		1,601	1,717
Compensated future absences		538	559
Current portion of employee benefit obligation		2,394	2,021
Liabilities related to discontinued operations		-	491
Other		1,821	1,745
Total accounts payable and accrued liabilities		$20,055	$21,260
Deferred compensation (included in Other noncurrent liabilities)		$1,572	$1,538

Consolidated Statements of Income	2010	2009	2008
Advertising expense	$2,989	$2,787	$3,050
Interest expense incurred	$3,766	$4,108	$4,028
Capitalized interest	(772)	(740)	(659)
Total interest expense	$2,994	$3,368	$3,369

Consolidated Statements of Cash Flows	2010	2009	2008
Cash paid during the year for:
Interest	$3,882	$3,862	$3,705
Income taxes, net of refunds	3,538	4,471	5,307

Consolidated Statements of Changes in Stockholders’ Equity	2010	2009	2008
Foreign currency translation adjustment	$(494)	$(765)	$(912)
Unrealized gains on available-for-sale securities	316	324	100
Unrealized gains (losses) on cash flow hedges	(180)	142	(483)
Defined benefit postretirement plans1	3,070	2,979	878
Other	-	(2)	(1)
Accumulated other comprehensive income (loss)	$2,712	$2,678	$(418)
1 Amounts for 2009 and 2008 are adjusted for the change in accounting policy as discussed in Note 1.

No customer accounted for more than 10% of consolidated revenues in 2010, 2009 or 2008.

A majority of our employees are represented by labor unions as of year-end 2010.

CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2010
Schedule to Financial Statements [Abstract]
Contingent Liabilities [Text block]

NOTE 15. CONTINGENT LIABILITIES

We are party to numerous lawsuits, regulatory proceedings and other matters arising in the ordinary course of business. In accordance with GAAP standards for contingencies, in evaluating these matters on an ongoing basis, we take into account amounts already accrued on the balance sheet. In our opinion, although the outcomes of these proceedings are uncertain, they should not have a material adverse effect on our financial position, results of operations or cash flows.

We have contractual obligations to purchase certain goods or services from various other parties. Our purchase obligations are expected to be approximately  $3,158 in 2011,  $4,904 in total for 2012 and 2013,  $1,934 in total for 2014 and 2015 and  $607 in total for years thereafter.

See Note 9 for a discussion of collateral and credit-risk contingencies.

Notes to Consolidated Financial Statements (continued)
Dollars in millions except per share amounts

QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Quarterly Financial Information (Unaudited)
NOTE 16. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2010 Calendar Quarter
	First3	Second4	Third5	Fourth6	Annual
Total Operating Revenues	$30,530	$30,808	$31,581	$31,361	$124,280
Operating Income2	5,971	6,083	5,431	2,088	19,573
Income (Loss) from Discontinued Operations	2	(5)	780	2	779
Net Income2	2,540	4,082	12,396	1,161	20,179
Income from Continuing Operations Attributable to AT&T2	2,451	4,008	11,539	1,087	19,085
Net Income Attributable to AT&T2	2,453	4,003	12,319	1,089	19,864
Basic Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.42	$0.68	$1.95	$0.18	$3.23
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	0.13	-	0.13
Basic Earnings Per Share Attributable to AT&T1,2	$0.42	$0.68	$2.08	$0.18	$3.36
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.41	$0.67	$1.94	$0.18	$3.22
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	0.13	-	0.13
Diluted Earnings Per Share Attributable to AT&T1,2	$0.41	$0.67	$2.07	$0.18	$3.35
Stock Price
High	$28.73	$26.75	$29.15	$29.56
Low	24.61	23.78	23.88	27.49
Close	25.84	24.19	28.60	29.38
1	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.
2	Amounts for first, second and third quarters are adjusted for the change in accounting policy as discussed in Note 1 and that were included in our January 13, 2011 Form 8-K filing with the Securities and Exchange Commission.
3	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
4	Includes a gain on our TI exchange (Note 7).
5	Includes an IRS tax settlement (Note 10).
6	Includes an actuarial loss on pension and postretirement benefit plans (Note 10) and severance (Note 1).

	2009 Calendar Quarter
	First	Second	Third	Fourth	Annual
Total Operating Revenues	$30,457	$30,614	$30,734	$30,708	$122,513
Operating Income2	5,684	5,441	5,311	4,564	21,000
Income (Loss) from Discontinued Operations	(3)	2	7	14	20
Net Income2	3,167	3,239	3,237	2,804	12,447
Income from Continuing Operations Attributable to AT&T2	3,094	3,160	3,148	2,716	12,118
Net Income Attributable to AT&T2	3,091	3,162	3,155	2,730	12,138
Basic Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.52	$0.54	$0.53	$0.46	$2.06
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	-	-	-
Basic Earnings Per Share Attributable to AT&T1,2	$0.52	$0.54	$0.53	$0.46	$2.06
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.52	$0.53	$0.53	$0.46	$2.05
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	-	-	-
Diluted Earnings Per Share Attributable to AT&T1,2	$0.52	$0.53	$0.53	$0.46	$2.05
Stock Price
High	$29.46	$27.09	$27.68	$28.61
Low	21.44	23.38	23.19	25.00
Close	25.20	24.84	27.01	28.03
1	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.
2	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2010
Schedule to Financial Statements [Abstract]
Schedule II - Valuation and Qualifying Accounts [Text Block]

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at Beginning of Period	Charged to Costs and Expenses (a)	Charged to Other Accounts (b)	Acquisitions	Deductions (c)	Balance at End of Period

Year 2010	$1,202	1,334	(28)	-	1,551	$957
Year 2009	$1,268	1,762	29	2	1,859	$1,202
Year 2008	$1,360	1,795	921	-	2,808	$1,268

(a)	Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b)	Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c)	Amounts written off as uncollectible.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation  Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless and wireline communications services and equipment, managed networking, wholesale services, and advertising solutions.

All significant intercompany transactions are eliminated in the consolidation process. Investments in partnerships and less than majority-owned subsidiaries where we have significant influence are accounted for under the equity method. Earnings from certain foreign equity investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 7).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. We have reclassified certain amounts in prior-period financial statements to conform to the current period’s presentation. See Note 2 for a discussion of changes in reporting related to discontinued operations, and Notes 4 and 11 for a discussion of our changes in accounting and reporting for our pension and other postretirement benefit costs and intersegment activity.

Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits  In January 2011, we announced a change in our method of recognizing actuarial gains and losses for pension and other postretirement benefits for all benefit plans. Historically, we have recognized the actuarial gains and losses as a component of the Stockholders’ Equity on our consolidated balance sheets on an annual basis and have amortized them into our operating results over the average future service period of the active employees of these plans, to the extent such gains and losses were outside of a corridor. We have elected to immediately recognize actuarial gains and losses in our operating results, noting that it is generally preferable to accelerate the recognition of deferred gains and losses into income rather than to delay such recognition. This change will improve transparency in our operating results by more quickly recognizing the effects of economic and interest rate conditions on plan obligations, investments and assumptions. These gains and losses are generally only measured annually as of December 31 and accordingly will be recorded during the fourth quarter. Additionally, for purposes of calculating the expected return on plan assets, we will no longer use a permitted averaging technique for the market-related value of plan assets but instead will use actual fair value of plan assets. We have applied these changes retrospectively, adjusting all prior periods. The cumulative effect of the change on retained earnings as of January 1, 2008, was a reduction of  $1,533, with an offset to accumulated other comprehensive income (OCI). The annual recognition of actuarial gains and losses, which is reported as “Actuarial loss on pension and postretirement benefit plans” on our consolidated statement of cash flows total  $2,521 in 2010,  $215 in 2009 and  $25,150 in 2008. This change did not have a material impact on cash provided by or used in operations for any period presented.

Employee Separations
Employee Separations  We established obligations for expected termination benefits provided under existing plans to former or inactive employees after employment but before retirement. These benefits include severance payments, workers’ compensation, disability, medical continuation coverage, and other benefits. At December 31, 2010, we had severance accruals of  $848 and at December 31, 2009, we had severance accruals of  $669. During the fourth quarter of 2010, we accrued  $756 in conjunction with ongoing cost reduction initiatives.

Income Taxes
Income Taxes  We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. The tax basis of assets and liabilities are based on amounts that meet the recognition threshold and are measured pursuant to the measurement requirement in current standards. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We report, on a net basis, taxes imposed by governmental authorities on revenue-producing transactions between us and our customers in our consolidated statements of income.

Cash and Cash Equivalents
Cash and Cash Equivalents  Cash and cash equivalents include all highly-liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2010, we held  $332 in cash and  $1,105 in money market funds and other cash equivalents.

Revenue Recognition
Revenue Recognition  Revenues derived from wireless, local telephone, long-distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our wireless service revenues are billed either in advance, arrears or are prepaid. Our wireless Rollover® rate plans include a feature whereby unused anytime minutes do not expire each month but rather are available, under certain conditions, for future use for a period not to exceed one year from the date of purchase. Using historical subscriber usage patterns, we defer these revenues based on an estimate of the portion of unused minutes expected to be utilized prior to expiration.

We record an estimated revenue reduction for future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. Cash incentives given to customers are recorded as a reduction of revenue. When required as part of providing service, revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Associated expenses are deferred only to the extent of such deferred revenue. For contracts that involve the bundling of services, revenue is allocated to the services based on their relative fair value. We record the sale of equipment to customers as gross revenue when we are the primary obligor in the arrangement, when title is passed and when the products are accepted by customers. For agreements involving the resale of third-party services in which we are not considered the primary obligor of the arrangement, we record the revenue net of the associated costs incurred. For contracts in which we provide customers with an indefeasible right to use network capacity, we recognize revenue ratably over the stated life of the agreement.

We recognize revenues and expenses related to publishing directories on the amortization method, which recognizes revenues and expenses ratably over the life of the directory title, typically 12 months.

Traffic Compensation Expense
Traffic Compensation Expense  We use various estimates and assumptions to determine the amount of traffic compensation expenses recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates by product, formulated from historical data and adjusted for known rate changes and volume levels. Such estimates are adjusted monthly to reflect newly-available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received until three to nine months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts  We maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.

Inventory
Inventory  Inventories, which are included in “Other current assets” on our consolidated balance sheets, were  $1,303 at December 31, 2010, and  $885 at December 31, 2009. Wireless handsets and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were  $1,185 as of December 31, 2010, and  $790 as of December 31, 2009. The remainder of our inventory includes new and reusable supplies and network equipment of our local telephone operations, which are stated principally at average original cost, except that specific costs are used in the case of large individual items. Inventories of our other subsidiaries are stated at the lower of cost or market.

Property, Plant and Equipment
Property, Plant and Equipment  Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 2). The cost of additions and substantial improvements to property, plant and equipment is capitalized. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology; accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation; no gain or loss is recognized on the disposition of this plant.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss shall be recognized only if the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, period-to-period changes in the liability for an asset retirement obligation resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows are recognized. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs
Software Costs  It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets and are primarily amortized over a three-year period. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

Business Combinations
Business Combinations  We expense acquisition-related costs and restructuring costs. Prior to 2009, we included acquisition-related costs as part of our purchase accounting, and we treated restructuring costs that we expected but were not obligated to incur, including changes to benefit plans, as if they were a liability assumed at the acquisition date. We applied current guidance to acquisitions completed after 2009, including the acquisitions of Centennial Communications Corp. (Centennial) and certain properties from Verizon Wireless (see Note 2).

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets  AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T and other brand names, and various other finite-lived intangible assets.

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and is generally composed of comparing the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principle operating segments (Wireless, Wireline and Advertising Solutions), to the fair value of those reporting units calculated under a market multiple approach as well as a discounted cash flow approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name.

Intangible assets that have finite useful lives are amortized over their useful lives, a weighted-average of 7.9 years (7.9 years for customer lists and relationships and 10.3 years for other). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization.

Advertising Costs	Advertising Costs We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 14).
Foreign Currency Translation
Foreign Currency Translation  We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated OCI in the accompanying consolidated balance sheets. We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a large portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 9).

INCOME TAXES (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Discussion of valuation allowance
We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2010 and 2009, relate primarily to state net operating loss carryforwards.

Policy regarding uncertain tax positions
We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws and our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an UTB. We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolution of audit issues, expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2010 and 2009 is as follows:

PENSION AND POSTRETIREMENT BENEFITS (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Plan Assets and Investment Valuation
Plan Assets
Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be broadly diversified across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses. The current asset allocation policy and risk level for the pension plan and VEBA assets are based on a study completed and approved during 2009.

The plans’ weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets			Postretirement (VEBA) Assets
	Target	2010	2009	Target	2010	2009
Equity securities:
Domestic	25% – 35%	29%	34%	37% – 47%	42%	39%
International	10% – 20%	15	16	29% – 39%	34	27
Fixed income securities	30% – 40%	34	30	9% – 19%	14	20
Real assets	6% – 16%	9	8	0% – 6%	1	2
Private equity	4% – 14%	12	10	0% – 9%	4	4
Other	0% – 5%	1	2	1% – 11%	5	8
Total		100%	100%		100%	100%

At December 31, 2010, AT&T securities represented less than 0.5% of assets held by our pension plans and VEBA trusts.

Investment Valuation
Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See “Fair Value Measurements” for further discussion.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Over-the-counter (OTC) securities and government obligations are valued at the bid price or the average of the bid and asked price on the last business day of the year from published sources where available and, if not available, from other sources considered reliable. Depending on the types and contractual terms of OTC derivatives, fair value is measured using a series of techniques, such as Black-Scholes option pricing models, simulation models or a combination of various models.

Common/collective trust funds and other commingled (103-12) investment entities are valued at quoted redemption values that represent the net asset values of units held at year end which management has determined approximates fair value.

Alternative investments, including investments in private equity, real estate, natural resources, mezzanine and distressed debt, limited partnership interest, private bonds and hedge funds do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed, and such differences could be material. Alternative investments not having an established market are valued at fair value as determined by the investment managers. Private equity, mezzanine and distressed investments are often valued initially by the investment managers based upon cost. Thereafter, investment managers may use available market data to determine adjustments to carrying value based upon observations of the trading multiples of public companies considered comparable to the private companies being valued. Such market data used to determine adjustments to accounts for cash flows and company-specified issues include current operating performance and future expectations of the investments, changes in market outlook, and the third-party financing environment. Private equity partnership holdings may also include publicly held equity investments in liquid markets that are marked-to-market at quoted public values, subject to adjustments for large positions held. Real estate and natural resource direct investments are valued either at amounts based upon appraisal reports prepared by independent third-party appraisers or at amounts as determined by internal appraisals performed by the investment manager, which has been agreed to by an external valuation consultant. Private bond valuation is based upon pricing provided by an external pricing service when such pricing is available. In the event a security is too thinly traded or narrowly held to be priced by such a pricing service, or the price furnished by such external pricing services is deemed inaccurate, the managers will then solicit broker/dealer quotes (spreads or prices). In cases where such quotes are available, fair value will be determined based solely upon such quotes provided. Managers will typically use a pricing matrix for determining fair value in cases where an approved pricing service or a broker/dealer is unable to provide a fair valuation for specific fixed-rate securities such as many private placements. New fixed-rate securities will be initially valued at cost at the time of purchase. Thereafter, each bond will be assigned a spread from a pricing matrix that will be added to current Treasury rates. The pricing matrix derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash, temporary assets and overdrafts are valued at cost, which approximates fair value.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Pension and Other Postretirement Benefits Adjustments Table - As Originally Reported, Adjusted and Effect of Change [Text Block]
The following table presents our results under our historical method and as adjusted to reflect the accounting change:
	Historical Accounting Method	As Adjusted	Effect of Change
At December 31, 2010 or for the year ended
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	$51,379	$52,263	$884
Selling, general and administrative	31,221	33,065	1,844
Depreciation and amortization1,2	19,456	19,379	(77)
Income tax (benefit) expense2	(155)	(1,162)	(1,007)
Income from Continuing Operations	21,045	19,400	(1,645)
Net Income Attributable to AT&T2	21,508	19,864	(1,644)

Basic Earnings per Share Attributable to AT&T	$3.64	$3.36	$(0.28)
Diluted Earnings per Share Attributable to AT&T	3.62	3.35	(0.27)

Property, Plant and Equipment – Net1	$103,564	$103,196	$(368)
Deferred income taxes	22,210	22,070	(140)
Retained Earnings	50,859	31,792	(19,067)
Accumulated other comprehensive income	(16,128)	2,712	18,840

At December 31, 2009 or for the year ended
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	$50,517	$50,571	$54
Selling, general and administrative	30,943	31,427	484
Depreciation and amortization1,2	19,602	19,515	(87)
Income tax (benefit) expense2	6,146	6,091	(55)
Income from Continuing Operations	12,824	12,427	(397)
Net Income Attributable to AT&T2	12,535	12,138	(397)

Basic Earnings per Share Attributable to AT&T	$2.12	$2.06	$(0.06)
Diluted Earnings per Share Attributable to AT&T	2.12	2.05	(0.07)

Property, Plant and Equipment – Net1	$100,052	$99,519	$(533)
Deferred income taxes	23,781	23,579	(202)
Retained Earnings	39,366	21,944	(17,422)
Accumulated other comprehensive income	(14,412)	2,678	17,090

At December 31, 2008 or for the year ended
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	$49,878	$56,688	$6,810
Selling, general and administrative	30,752	48,772	18,020
Depreciation and amortization1,2	19,766	19,673	(93)
Income tax (benefit) expense2	7,034	(2,210)	(9,244)
Income (Loss) from Continuing Operations	13,130	(2,362)	(15,492)
Net Income (Loss) Attributable to AT&T2	12,867	(2,625)	(15,492)

Basic Earnings (Loss) per Share Attributable to AT&T	$2.17	$(0.44)	$(2.61)
Diluted Earnings (Loss) per Share Attributable to AT&T	2.16	(0.44)	(2.60)

Property, Plant and Equipment – Net1	$99,037	$98,415	$(622)
Deferred income taxes	19,171	18,935	(236)
Retained Earnings	36,591	19,566	(17,025)
Accumulated other comprehensive income	(17,057)	(418)	16,639

1	A portion of pension and postretirement costs are capitalized as a part of construction labor.
2
The effect of the accounting change is also reflected in our consolidated statements of cash flows, included in “Net income (loss)” and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.

ACQUISITIONS, DISPOSITIONS AND OTHER ADJUSTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Discontinued Operations Disclosure [Text Block]
Sterling’s assets and liabilities included the following as of December 31:

2009
Assets held for sale:
Current assets	$333
Property, plant and equipment	40
Goodwill and other intangible assets	672
Other assets	47
Total assets	$1,092

Liabilities related to assets held for sale:
Current liabilities	$365
Other liabilities	126
Total liabilities	$491

The following table includes Sterling’s operating results, which we historically included in our Other segment:

	Aug. 27, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues	$349	$563	$633
Operating expenses	327	523	616
Operating income	22	40	17
Income (loss) before income taxes	18	29	(1)
Income tax expense	8	9	1
Income (loss) from discontinued operations during phase-out period	10	20	(2)
Gain on disposal of discontinued operations	769	-	-
Income (loss) from discontinued operations, net of tax	$779	$20	$(2)

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Reconciliation of the Numerators and Denominators of Basic Earnings Per Share and Diluted Earnings Per Share Table [Text Block]
A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share for income from continuing operations for the years ended December 31, 2010, 2009 and 2008, are shown in the table below:

Year Ended December 31,	2010	2009	2008
Numerators
Numerator for basic earnings per share:
Income (loss) from continuing operations	$19,400	$12,427	$(2,362)
Income attributable to noncontrolling interest	(315)	(309)	(261)
Income (loss) from continuing operations attributable to AT&T	19,085	12,118	(2,623)
Dilutive potential common shares:
Other share-based payment	11	10	9
Numerator for diluted earnings per share	$19,096	$12,128	$(2,614)
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,913	5,900	5,927
Dilutive potential common shares:
Stock options	3	3	9
Other share-based payment	22	21	22
Denominator for diluted earnings per share	5,938	5,924	5,958
Basic earnings (loss) per share from continuing operations attributable to AT&T	$3.23	$2.06	$(0.44)
Basic earnings per share from discontinued operations attributable to AT&T	0.13	-	-
Basic earnings (loss) per share attributable to AT&T	$3.36	$2.06	$(0.44)
Diluted earnings (loss) per share from continuing operations attributable to AT&T	$3.22	$2.05	$(0.44)
Diluted earnings per share from discontinued operations attributable to AT&T	0.13	-	-
Diluted earnings (loss) per share attributable to AT&T	$3.35	$2.05	$(0.44)

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of Assets, Operating Revenues and Expenses by Segment [Text Block]
Segment results, including a reconciliation to AT&T consolidated results, for 2010, 2009 and 2008 are as follows:
At December 31, 2010 or for the year ended
			Advertising			Consolidated
	Wireless	Wireline	Solutions	Other	Consolidations	Results
Total segment operating revenues	$58,500	$61,202	$3,935	$643	$-	$124,280
Operations and support expenses	36,746	41,008	2,583	2,470	2,521	85,328
Depreciation and amortization expenses	6,497	12,371	497	14	-	19,379
Total segment operating expenses	43,243	53,379	3,080	2,484	2,521	104,707
Segment operating income (loss)	15,257	7,823	855	(1,841)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,266	$7,834	$855	$(1,099)	$(4,618)	$18,238
Segment assets	$122,011	$149,230	$8,736	$9,067	$(20,556)	$268,488
Investments in equity method affiliates	14	-	-	4,501	-	4,515
Expenditures for additions to long-lived assets	9,171	11,071	29	31	-	20,302

At December 31, 2009 or for the year ended
			Advertising			Consolidated
	Wireless	Wireline	Solutions	Other	Consolidations	Results
Total segment operating revenues	$53,504	$63,514	$4,724	$771	$-	$122,513
Operations and support expenses	33,631	42,352	2,743	3,057	215	81,998
Depreciation and amortization expenses	6,043	12,743	650	79	-	19,515
Total segment operating expenses	39,674	55,095	3,393	3,136	215	101,513
Segment operating income (loss)	13,830	8,419	1,331	(2,365)	(215)	21,000
Interest expense	-	-	-	-	3,368	3,368
Equity in net income of affiliates	9	17	-	708	-	734
Other income (expense) – net	-	-	-	-	152	152
Segment income (loss) before income taxes	$13,839	$8,436	$1,331	$(1,657)	$(3,431)	$18,518
Segment assets	$116,720	$156,130	$9,654	$8,908	$(23,100)	$268,312
Investments in equity method affiliates	4	-	-	2,917	-	2,921
Expenditures for additions to long-lived assets	6,066	11,200	22	6	-	17,294

For the year ended December 31, 2008
			Advertising			Consolidated
	Wireless	Wireline	Solutions	Other	Consolidations	Results
Total segment operating revenues	$49,174	$67,890	$5,416	$963	$-	$123,443
Operations and support expenses	31,530	44,817	2,900	1,063	25,150	105,460
Depreciation and amortization expenses	6,025	12,786	789	73	-	19,673
Total segment operating expenses	37,555	57,603	3,689	1,136	25,150	125,133
Segment operating income (loss)	11,619	10,287	1,727	(173)	(25,150)	(1,690)
Interest expense	-	-	-	-	3,369	3,369
Equity in net income of affiliates	6	19	-	794	-	819
Other income (expense) – net	-	-	-	-	(332)	(332)
Segment income (loss) before income taxes	$11,625	$10,306	$1,727	$621	$(28,851)	$(4,572)

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of Property, Plant and Equipment [Text Block]
Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2010	2009
Land	-	$1,694	$1,724
Buildings	35-45	25,979	24,238
Central office equipment1	3-10	79,607	78,314
Cable, wiring and conduit	10-50	75,732	73,191
Other equipment1	5-15	46,622	39,723
Software	3-5	9,219	8,812
Under construction	-	4,980	3,159
		243,833	229,161
Accumulated depreciation and amortization		140,637	129,642
Property, plant and equipment – net		$103,196	$99,519
1 Includes certain network software.

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of Goodwill [Text block]
Changes in the carrying amounts of goodwill, by segment (which is the same as the reporting unit for Wireless, Wireline and Advertising Solutions), for the years ended December 31, 2010 and 2009, were as follows:

	Wireless	Wireline	Advertising Solutions	Other	Total
Balance as of January 1, 2009	$33,851	$31,381	$5,694	$426	$71,352
Goodwill acquired	1,276	344	36	-	1,656
Other	(90)	(117)	1	(20)	(226)
Balance as of December 31, 2009	35,037	31,608	5,731	406	72,782
Goodwill acquired	937	-	-	43	980
Other	(219)	62	-	(4)	(161)
Balance as of December 31, 2010	$35,755	$31,670	$5,731	$445	$73,601

Intangible Assets Disclosure [Text block]
Our other intangible assets are summarized as follows:

	December 31, 2010		December 31, 2009
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,987	$5,240	$7,729	$5,023
BellSouth	9,215	6,807	9,215	5,597
AT&T Corp.	3,134	2,647	3,134	2,377
Other	350	284	524	212
Subtotal	19,686	14,978	20,602	13,209
Other	525	239	778	519
Total	$20,211	$15,217	$21,380	$13,728

Schedule of Indefinite-life Intangible Assets [Text block]
Indefinite-life intangible assets not subject to amortization:
Licenses	$50,372	$48,741
Trade name	5,154	5,235
Total	$55,526	$53,976

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Reconciliation of investments in equity affiliates [Text Block]
The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2010	2009
Beginning of year	$2,921	$2,332
Additional investments	220	44
Equity in net income of affiliates	762	734
Dividends received	(159)	(315)
Dispositions	(204)	-
Currency translation adjustments	203	125
Telmex Internacional exchange	658	-
Other adjustments	114	1
End of year	$4,515	$2,921

DEBT (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of long-term debt of AT&T and its subsidiaries
Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

		2010	2009
Notes and debentures
Interest Rates	Maturities1
0.35% – 2.99%	2010 – 2015	$2,250	$3,500
3.00% – 4.99%	2010 – 2014	5,880	5,853
5.00% – 6.99%	2010 – 2095	43,506	41,331
7.00% – 9.10%	2010 – 2097	11,986	19,069
Other		14	136
Fair value of interest rate swaps recorded in debt		435	310
		64,071	70,199
Unamortized premium, net of discount		185	1,612
Total notes and debentures		64,256	71,811
Capitalized leases		259	237
Total long-term debt, including current maturities		64,515	72,048
Current maturities of long-term debt		(5,544)	(7,328)
Total long-term debt		$58,971	$64,720
1 Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt maturing within one year
Debt maturing within one year consisted of the following at December 31:

	2010	2009
Current maturities of long-term debt	$5,544	$7,328
Commercial paper	1,625	-
Bank borrowings1	27	33
Total	$7,196	$7,361
1 Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-term Debt - scheduled repayments
Maturities of outstanding long-term notes and debentures, as of December 31, 2010, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2011	2012	2013	2014	2015	Thereafter
Debt repayments1	$5,535	$5,454	$5,823	$4,788	$4,514	$38,042
Weighted-average interest rate	6.2%	6.4%	5.6%	5.1%	4.3%	6.4%
1 Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

FAIR VALUE MEASUREMENTS AND DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Long-term debt and other financial instruments [Text Block]
The carrying amounts and estimated fair values of our long-term debt, including current maturities and other financial instruments, are summarized as follows:

	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$64,256	$69,313	$71,811	$75,212
Commercial paper	1,625	1,625	-	-
Bank borrowings	27	27	33	33
Investment securities	2,183	2,183	1,885	1,885

Fair value leveling [Text Block]
Following is the fair value leveling for available-for-sale securities and derivatives as of December 31, 2010, and December 31, 2009.

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$976	$-	$-	$976
International equities	513	-	-	513
Fixed income bonds	-	639	-	639
Asset Derivatives
Interest rate swaps	-	537	-	537
Cross-currency swaps	-	327	-	327
Interest rate locks	-	11	-	11
Foreign exchange contracts	-	6	-	6
Liability Derivatives
Cross-currency swaps	-	(675)	-	(675)
Interest rate locks	-	(187)	-	(187)
Foreign exchange contracts	-	(2)	-	(2)

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,047	$-	$-	$1,047
International equities	412	-	-	412
Fixed income bonds	-	341	-	341
Asset Derivatives
Interest rate swaps	-	399	-	399
Cross-currency swaps	-	635	-	635
Interest rate locks	-	150	-	150
Foreign exchange contracts	-	2	-	2
Liability Derivatives
Cross-currency swaps	-	(390)	-	(390)
Interest rate locks	-	(6)	-	(6)
Foreign exchange contracts	-	(7)	-	(7)

Notional Amount of Outstanding Derivative Positions [Text Block]
Following is the notional amount of our outstanding derivative positions at December 31:

	2010	2009
Interest rate swaps	$11,050	$9,000
Cross-currency swaps	7,502	7,502
Interest rate locks	3,400	3,600
Foreign exchange contracts	221	293
Total	$22,173	$20,395

Fair Value of Derivatives in the Consolidated Balance Sheets [Text Block]
Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, accounts receivable at December 31.

Asset Derivatives	2010	2009

Interest rate swaps	$537	$399
Cross-currency swaps	327	635
Interest rate locks	11	150
Foreign exchange contracts	6	2
Total	$881	$1,186

Liability Derivatives	2010	2009
Cross-currency swaps	$(675)	$(390)
Interest rate locks	(187)	(6)
Foreign exchange contracts	(2)	(7)
Total	$(864)	$(403)

Effect on Derivatives on the Consolidated Statements of Income [Text Block]
Effect of Derivatives in the Consolidated Statement of Income

Fair Value Hedging Relationships
For the year ended December 31,	2010	2009
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$125	$(216)
Gain (Loss) on long-term debt	(125)	216

In addition, the net swap settlements that accrued and settled in the year ended December 31 were also reported as reductions of interest expense.

Cash Flow Hedging Relationships
For the year ended December 31,	2010	2009

Cross-currency swaps:
Gain (Loss) recognized in accumulated Other Comprehensive Income	$(201)	$738
Other income (expense) – net reclassified from accumulated Other Comprehensive Income into income	-	-

Interest rate locks:
Gain (Loss) recognized in accumulated Other Comprehensive Income	(320)	203
Interest expense reclassified from accumulated Other Comprehensive Income into income	(19)	(23)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated Other Comprehensive Income	5	(2)
Other income (expense) – net reclassified from accumulated Other Comprehensive Income into income	-	-

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Components of deferred tax liabilities (assets) [Text block]
Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2010	2009
Depreciation and amortization	$34,172	$37,341
Intangibles (nonamortizable)	1,958	1,990
Employee benefits	(13,612)	(14,375)
Net operating loss and other carryforwards	(1,552)	(1,820)
Other – net	(1,015)	(1,983)
Subtotal	19,951	21,153
Deferred tax assets valuation allowance	949	1,179
Net deferred tax liabilities	$20,900	$22,332

Net long-term deferred tax liabilities	$22,070	$23,579
Less: Net current deferred tax assets	(1,170)	(1,247)
Net deferred tax liabilities	$20,900	$22,332

Changes in Unrecognized tax benefits balance for federal, state, and foreign tax [Text block]
A reconciliation of the change in our UTB balance from January 1 to December 31 for 2010 and 2009 is as follows:

Federal, State and Foreign Tax	2010	2009
Balance at beginning of year	$5,969	$6,176
Increases for tax positions related to the current year	324	980
Increases for tax positions related to prior years	562	876
Decreases for tax positions related to prior years	(1,989)	(1,982)
Lapse of statute of limitations	(44)	-
Settlements	(462)	(81)
Balance at end of year	4,360	5,969
Accrued interest and penalties	1,329	1,537
Gross unrecognized income tax benefits	5,689	7,506
Less: Deferred federal and state income tax benefits	(817)	(892)
Less: Tax attributable to timing items included above	(2,073)	(2,540)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$2,799	$4,074

Components of Income Tax Expense [Text block]
The components of income tax (benefit) expense are as follows:

	2010	2009	2008
Federal:
Current	$307	$2,849	$1,158
Deferred – net	(2,105)	2,149	(2,970)
	(1,798)	4,998	(1,812)
State, local and foreign:
Current	141	1,193	(21)
Deferred – net	495	(100)	(377)
	636	1,093	(398)
Total	$(1,162)	$6,091	$(2,210)

Reconciliation of Income Tax Expense based on Federal Statutory Rate to Amount per Effective Tax Rate [Text block]
A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2010	2009	2008
Taxes computed at federal statutory rate	$6,383	$6,481	$(1,600)
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	441	554	(229)
Healthcare Reform Legislation	917	-	-
IRS Settlement – 2008 Wireless Restructuring	(8,300)	-	-
Other – net	(603)	(944)	(381)
Total	$(1,162)	$6,091	$(2,210)
Effective Tax Rate	(6.4)%	32.9%	48.3%

PENSION AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of defined benefit plan and postretirement benefits disclosure
Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009
Current portion of employee benefit obligation1	$-	$-	$(2,394)	$(2,021)
Employee benefit obligation2	(6,296)	(3,977)	(21,497)	(22,691)
Net amount recognized	$(6,296)	$(3,977)	$(23,891)	$(24,712)
1 Included in “Accounts payable and accrued liabilities.”
2 Included in “Postemployment benefit obligation.”

The following tables present the components of net periodic benefit obligation cost, and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Service cost - benefits earned during the period	$1,075	$1,070	$1,173	$348	$334	$429
Interest cost on projected benefit obligation	3,150	3,355	3,319	2,257	2,434	2,550
Expected return on plan assets1	(3,775)	(3,766)	(5,808)	(943)	(784)	(1,339)
Amortization of prior service cost (credit)	(16)	58	133	(624)	(469)	(360)
Actuarial (gain) loss1	1,768	(103)	22,559	510	124	2,581
Net pension and postretirement cost (benefit)2	$2,202	$614	$21,376	$1,548	$1,639	$3,861
1	Amounts for 2008 and 2009 are adjusted for the change in accounting policy as discussed in Note 1.
2
During 2010, 2009 and 2008, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by  $237,  $255 and  $263. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Prior service cost (credit)	$-	$394	$17	$459	$1,863	$2
Reversal of amortization of prior service cost (credit)	(10)	67	82	(388)	(223)	(223)
Total recognized in other comprehensive (income) loss (pretax)	$(10)	$461	$99	$71	$1,640	$(221)

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2010	2009	2008
Service cost - benefits earned during the period	$12	$11	$13
Interest cost on projected benefit obligation	134	140	141
Amortization of prior service cost	2	5	6
Actuarial (gain) loss1	186	82	(104)
Net supplemental retirement pension cost	$334	$238	$56
1 Amounts for 2008 and 2009 are adjusted for the change in accounting policy as discussed in Note 1.

Other Changes Recognized in Other Comprehensive Income	2010	2009
Prior service cost (credit)	$(5)	$(5)
Reversal of amortization of prior service cost	(2)	(3)
Total recognized in other comprehensive income	$(7)	$(8)

Schedule of assumptions in determining the projected benefit obligation and net pension and postretirement benefit cost
In determining the projected benefit obligation and the net pension and postemployment benefit cost, we used the following significant weighted-average assumptions:

	2010	2009	2008
Discount rate for determining projected benefit obligation at December 31	5.80%	6.50%	7.00%
Discount rate in effect for determining net cost	6.50%	7.00%	6.50%
Long-term rate of return on plan assets	8.50%	8.50%	8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost (benefit)	4.00%	4.00%	4.00%

The effect of a one percentage-point change in assumed combined medical and dental cost trend rate would have on service and interest cost components and accumulated postretirement benefit obligation
A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-Point Increase	One Percentage- Point Decrease
Increase (decrease) in total of service and interest cost components	$312	$(252)
Increase (decrease) in accumulated postretirement benefit obligation	3,606	(2,973)

Schedule of defined benefit plan targeted and actual plan asset allocations
The plans’ weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets			Postretirement (VEBA) Assets
	Target	2010	2009	Target	2010	2009
Equity securities:
Domestic	25% – 35%	29%	34%	37% – 47%	42%	39%
International	10% – 20%	15	16	29% – 39%	34	27
Fixed income securities	30% – 40%	34	30	9% – 19%	14	20
Real assets	6% – 16%	9	8	0% – 6%	1	2
Private equity	4% – 14%	12	10	0% – 9%	4	4
Other	0% – 5%	1	2	1% – 11%	5	8
Total		100%	100%		100%	100%

Schedule of fair value of pension and postretirement assets and liabilities by level
The following table sets forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2010:

Pension Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$100	$-	$-	$100
Interest bearing cash	-	74	-	74
Foreign exchange contract	-	57	-	57
Equity securities:
Domestic equities	9,692	16	-	9,708
International equities	4,960	4	-	4,964
Fixed income securities:
Asset-backed securities	-	730	6	736
Mortgage-backed securities	-	2,744	-	2,744
Collateralized mortgage-backed securities	-	335	-	335
Collateralized mortgage obligations/REMICS	-	565	-	565
Other corporate and other bonds and notes	430	4,637	-	5,067
U.S. Government and governmental agencies	-	1,831	-	1,831
Municipal bonds	-	233	-	233
Convertible and preferred securities	87	204	-	291
Fixed income funds	-	-	377	377
Registered investment companies	-	1	-	1
Private equity funds	35	1	5,821	5,857
Real assets:
Real assets	-	-	2,383	2,383
Real estate funds	-	448	1,545	1,993
Commingled funds:
Interest bearing investments	-	2,351	-	2,351
Hedge funds	-	831	50	881
Equities	-	1,769	-	1,769
Fixed income	-	1,101	-	1,101
Market value of securities on loan:
Interest bearing investments	-	209	-	209
Equity securities:
Domestic	2,113	20	-	2,133
International	320	-	-	320
Fixed income securities:
Asset-backed securities	-	9	-	9
Mortgage-backed securities	-	24	-	24
Collateralized mortgage-backed securities	-	8	-	8
Other corporate and other bonds and notes	42	763	-	805
U.S. Government and governmental agencies	-	2,028	-	2,028
Convertible and preferred securities	12	16	-	28
Securities lending collateral	2,558	3,110	-	5,668
Variation margin receivable	3	-	-	3
Assets at fair value	20,352	24,119	10,182	54,653

Overdrafts	3	4	-	7
Unrealized depreciation on foreign currency contracts	-	57	-	57
Investments sold short	405	24	140	569
Written options payable	1	-	-	1
Liabilities at fair value	409	85	140	634
Total plan net assets at fair value	$19,943	$24,034	$10,042	$54,019
Other assets (liabilities)1				(6,398)
Total Plan Net Assets				$47,621
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest bearing investments	$1	$525	$-	$526
Equity securities:
International	3,373	-	-	3,373
Domestic	3,361	1	-	3,362
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	37	-	37
Collateralized mortgage obligations	-	43	-	43
Other corporate and other bonds and notes	20	308	19	347
U.S. Government and governmental agencies	1	574	-	575
Registered investment companies	169	-	-	169
Commingled funds:
Interest bearing investments	-	295	-	295
Hedge funds	-	77	26	103
Equities	-	1,167	-	1,167
Fixed income	80	1,526	-	1,606
Private equity assets	12	3	496	511
Real assets	-	-	157	157
Market value of securities on loan:
Equity securities:
International	245	-	-	245
Domestic	361	-	-	361
Fixed income securities:
Other corporate and other bonds and notes	-	15	-	15
U.S. Government and governmental agencies	5	55	-	60
Commingled funds
Private equity assets	5	-	-	5

Securities lending collateral	636	71	-	707
Receivable for foreign exchange contracts	2	-	-	2
Assets at fair value	8,271	4,748	698	13,717

Foreign exchange contracts payable	2	-	-	2
Liabilities at fair value	2	-	-	2
Total plan net assets at fair value	$8,269	$4,748	$698	$13,715
Other assets (liabilities)1				(968)
Total Plan Net Assets				$12,747
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2009:

Pension Assets and Liabilities at Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Non-interest bearing cash	$464	$-	$-	$464
Interest bearing cash	-	248	-	248
Foreign exchange contract	-	22	-	22
Equity securities:
Domestic equities	8,704	22	1	8,727
International equities	5,367	13	-	5,380
Fixed income securities:
Asset-backed securities	-	999	-	999
Mortgage-backed securities	-	1,727	-	1,727
Collateralized mortgage-backed securities	-	499	-	499
Collateralized mortgage obligations/REMICS	-	925	-	925
Other corporate and other bonds and notes	-	4,618	-	4,618
U.S. Government and governmental agencies	-	953	-	953
Municipal bonds	-	119	-	119
Convertible and preferred securities	91	200	-	291
Fixed income funds	-	-	337	337
Registered investment companies	509	-	-	509
Private equity funds	36	-	4,874	4,910
Real assets:
Real assets	-	-	1,955	1,955
Real estate funds	-	352	1,342	1,694
Commingled funds:
Interest bearing investments	-	2,212	-	2,212
Hedge funds	-	751	102	853
Equities	-	3,213	-	3,213
Fixed income	-	985	-	985
Market value of securities on loan:
Interest bearing investments	-	300	-	300
Equity securities:
Domestic	1,943	1	-	1,944
International	562	15	-	577
Fixed income securities:
Asset-backed securities	-	7	-	7
Mortgage-backed securities	-	588	-	588
Collateralized mortgage-backed securities	-	3	-	3
Collateralized mortgage obligations/REMICS	-	32	-	32
Other corporate and other bonds and notes	-	687	-	687
U.S. Government and governmental agencies	-	2,304	-	2,304
Convertible and preferred securities	23	8	-	31
Securities lending collateral	-	6,606	-	6,606
Receivable for investments sold short	191	-	-	191
Assets at fair value	17,890	28,409	8,611	54,910

Overdrafts	1	-	-	1
Unrealized depreciation on foreign currency contracts	-	20	-	20
Investments sold short	435	290	-	725
Written options payable	4	-	-	4
Variation margin payable	30	-	-	30
Liabilities at fair value	470	310	-	780
Total plan net assets at fair value	$17,420	$28,099	$8,611	$54,130
Other assets (liabilities)1				(7,257)
Total Plan Net Assets				$46,873
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total
Interest bearing investments	$372	$-	$-	$372
Equity securities:
International	2,121	-	-	2,121
Domestic	2,363	11	-	2,374
Fixed income securities:
Asset-backed securities	-	49	-	49
Collateralized mortgage-backed securities	-	11	-	11
Collateralized mortgage obligations	-	57	-	57
Other corporate and other bonds and notes	-	276	19	295
U.S. Government and governmental agencies	16	301	-	317
Registered investment companies	182	-	-	182
Futures	(1)	-	-	(1)
Commingled funds:
Interest bearing investments	-	468	-	468
Hedge funds	-	155	72	227
Equities	102	2,108	-	2,210
Fixed income	75	1,449	-	1,524
Private equity assets	15	6	480	501
Real assets	-	-	171	171
Market value of securities on loan:
Equity securities:
International	248	-	-	248
Domestic	396	-	-	396
Fixed income securities:
Other corporate and other bonds and notes	-	13	-	13
U.S. Government and governmental agencies	25	50	-	75
Commingled funds
Private equity assets	6	-	-	6
Securities lending collateral	700	65	-	765
Receivable for foreign exchange contracts	10	-	-	10
Assets at fair value	6,630	5,019	742	12,391

Foreign exchange contracts payable	10	-	-	10
Written options	-	-	-	-
Liabilities at fair value	10	-	-	10
Total plan net assets at fair value	$6,620	$5,019	$742	$12,381
Other assets (liabilities)1				(868)
Total Plan Net Assets				$11,513
1 Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

Fair value assets measured on recurring basis unobservable input (Level 3) reconciliation

The table below sets forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2010:

Pension Assets	Equities-Domestic	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance, beginning of year	$1	$337	$102	$4,874	$3,297	$8,611
Transfers into Level 3	(140)	3	-	-	-	(137)
Transfers out of Level 3	-	(1)	-	-	-	(1)
Realized gains (losses)	(2)	41	-	442	92	573
Unrealized gains (losses)	(1)	15	(52)	950	628	1,540
Purchases, sales, issuances and settlements (net)	2	(12)	-	(445)	(89)	(544)
Balance, end of year	$(140)	$383	$50	$5,821	$3,928	$10,042

Postretirement Assets	Fixed Income Securities	Hedge Fund	Private Equity Assets	Real Assets	Total
Balance, beginning of year	$19	$72	$480	$171	$742
Transfers into Level 3	-	-	(12)	-	(12)
Realized gains (losses)	-	-	-	14	14
Unrealized gains (losses)	-	-	7	(18)	(11)
Purchases, sales, issuances and settlements (net)	-	(46)	21	(10)	(35)
Balance, end of year	$19	$26	$496	$157	$698

The table below sets forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2009:

Pension Assets	Equities-Domestic	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance, beginning of year	$1	$248	$114	$5,152	$5,281	$10,796
Realized gains (losses)	-	19	-	97	(47)	69
Unrealized gains (losses)	(1)	(7)	-	(582)	(1,613)	(2,203)
Purchases, sales, issuances and settlements (net)	1	77	(12)	207	(324)	(51)
Balance, end of year	$1	$337	$102	$4,874	$3,297	$8,611

Postretirement Assets	Equity Securities	Fixed Income Securities	Hedge Funds	Private Equity Assets	Real Assets	Total
Balance, beginning of year	$6	$-	$55	$553	$265	$879
Realized gains (losses)	-	-	-	23	(34)	(11)
Unrealized gains (losses)	-	-	-	(74)	(64)	(138)
Purchases, sales, issuances and settlements (net)	(6)	19	17	(22)	4	12
Balance, end of year	$-	$19	$72	$480	$171	$742

Estimated future benefit payments
The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2011	$5,912	$2,594	$(114)
2012	6,191	2,558	(124)
2013	4,008	2,546	(134)
2014	4,002	2,483	(144)
2015	4,025	2,430	(154)
Years 2016 – 2020	20,211	11,874	(926)

Schedule of plan obligations in excess of plan assets
The following table presents this reconciliation and shows the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009
Benefit obligation at beginning of year	$50,850	$50,822	$36,225	$37,531
Service cost - benefits earned during the period	1,075	1,070	348	334
Interest cost on projected benefit obligation	3,150	3,355	2,257	2,434
Amendments	2	(685)	(742)	(3,115)
Actuarial loss	4,224	2,439	1,046	1,402
Special termination benefits	101	118	7	9
Benefits paid	(5,485)	(6,269)	(2,536)	(2,370)
Other	-	-	33	-
Benefit obligation at end of year	$53,917	$50,850	$36,638	$36,225

The following table presents the change in the value of plan assets for the years ended December 31 and the plans’ funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009
Fair value of plan assets at beginning of year	$46,873	$46,828	$11,513	$10,175
Actual return on plan assets	6,230	6,312	1,472	1,991
Benefits paid1	(5,485)	(6,269)	(244)	(823)
Contributions	-	2	-	195
Other	3	-	6	(25)
Fair value of plan assets at end of year	47,621	46,873	12,747	11,513
Unfunded status at end of year2	$(6,296)	$(3,977)	$(23,891)	$(24,712)
1
At our discretion, certain postretirement benefits are paid from AT&T cash accounts and do not reduce Voluntary Employee Beneficiary Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.

2
Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with ERISA regulations.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets:

	2010	2009
Projected benefit obligation	$(2,270)	$(2,139)
Accumulated benefit obligation	(2,154)	(2,058)
Fair value of plan assets	-	-

SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Compensation cost and valuation assumptions [Text Block]
The compensation cost that we have charged against income for our share-based payment arrangements was as follows:

	2010	2009	2008
Performance stock units	$421	$289	$151
Stock options	6	8	11
Restricted stock	85	21	9
Other	1	(2)	(6)
Total	$513	$316	$165

The fair value for these options, for the indicated years ended, was estimated at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2009	2008
Risk-free interest rate	3.06%	3.17%	3.96%
Dividend yield	6.61%	6.82%	4.36%
Expected volatility factor	15.75%	19.65%	18.76%
Expected option life in years	7.00	7.00	7.00

Summary Of Stock Option activity [Text Block]
A summary of option activity as of December 31, 2010, and changes during the year then ended, is presented below (shares in millions):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value 1
Outstanding at January 1, 2010	178	$36.79	1.86	$115
Granted	4	25.45
Exercised	(2)	22.27
Forfeited or expired	(50)	42.13
Outstanding at December 31, 2010	130	34.60	1.69	$150
Exercisable at December 31, 2010	125	$34.90	1.43	$134

Summary of Nonvested Stock Units activity [Text Block]
A summary of the status of our nonvested stock units, which includes performance stock units as of December 31, 2010, and changes during the year then ended is presented as follows (shares in millions):

Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2010	26	$26.48
Granted	15	25.48
Vested	(12)	34.64
Forfeited	-	25.92
Nonvested at December 31, 2010	29	$25.30

ADDITIONAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Additional Financial Information Schedule [Text block]
		December 31,
Consolidated Balance Sheets		2010	2009
Accounts payable and accrued liabilities:
Accounts payable		$7,437	$7,511
Accrued rents and other		2,761	3,333
Accrued payroll and commissions		2,225	2,392
Deferred directory revenue		1,278	1,491
Accrued interest		1,601	1,717
Compensated future absences		538	559
Current portion of employee benefit obligation		2,394	2,021
Liabilities related to discontinued operations		-	491
Other		1,821	1,745
Total accounts payable and accrued liabilities		$20,055	$21,260
Deferred compensation (included in Other noncurrent liabilities)		$1,572	$1,538

Consolidated Statements of Income	2010	2009	2008
Advertising expense	$2,989	$2,787	$3,050
Interest expense incurred	$3,766	$4,108	$4,028
Capitalized interest	(772)	(740)	(659)
Total interest expense	$2,994	$3,368	$3,369

Consolidated Statements of Cash Flows	2010	2009	2008
Cash paid during the year for:
Interest	$3,882	$3,862	$3,705
Income taxes, net of refunds	3,538	4,471	5,307

Consolidated Statements of Changes in Stockholders’ Equity	2010	2009	2008
Foreign currency translation adjustment	$(494)	$(765)	$(912)
Unrealized gains on available-for-sale securities	316	324	100
Unrealized gains (losses) on cash flow hedges	(180)	142	(483)
Defined benefit postretirement plans1	3,070	2,979	878
Other	-	(2)	(1)
Accumulated other comprehensive income (loss)	$2,712	$2,678	$(418)
1 Amounts for 2009 and 2008 are adjusted for the change in accounting policy as discussed in Note 1.

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Quarterly Financial Results [Text Block]
NOTE 16. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2010 Calendar Quarter
	First3	Second4	Third5	Fourth6	Annual
Total Operating Revenues	$30,530	$30,808	$31,581	$31,361	$124,280
Operating Income2	5,971	6,083	5,431	2,088	19,573
Income (Loss) from Discontinued Operations	2	(5)	780	2	779
Net Income2	2,540	4,082	12,396	1,161	20,179
Income from Continuing Operations Attributable to AT&T2	2,451	4,008	11,539	1,087	19,085
Net Income Attributable to AT&T2	2,453	4,003	12,319	1,089	19,864
Basic Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.42	$0.68	$1.95	$0.18	$3.23
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	0.13	-	0.13
Basic Earnings Per Share Attributable to AT&T1,2	$0.42	$0.68	$2.08	$0.18	$3.36
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.41	$0.67	$1.94	$0.18	$3.22
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	0.13	-	0.13
Diluted Earnings Per Share Attributable to AT&T1,2	$0.41	$0.67	$2.07	$0.18	$3.35
Stock Price
High	$28.73	$26.75	$29.15	$29.56
Low	24.61	23.78	23.88	27.49
Close	25.84	24.19	28.60	29.38
1	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.
2	Amounts for first, second and third quarters are adjusted for the change in accounting policy as discussed in Note 1 and that were included in our January 13, 2011 Form 8-K filing with the Securities and Exchange Commission.
3	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
4	Includes a gain on our TI exchange (Note 7).
5	Includes an IRS tax settlement (Note 10).
6	Includes an actuarial loss on pension and postretirement benefit plans (Note 10) and severance (Note 1).

	2009 Calendar Quarter
	First	Second	Third	Fourth	Annual
Total Operating Revenues	$30,457	$30,614	$30,734	$30,708	$122,513
Operating Income2	5,684	5,441	5,311	4,564	21,000
Income (Loss) from Discontinued Operations	(3)	2	7	14	20
Net Income2	3,167	3,239	3,237	2,804	12,447
Income from Continuing Operations Attributable to AT&T2	3,094	3,160	3,148	2,716	12,118
Net Income Attributable to AT&T2	3,091	3,162	3,155	2,730	12,138
Basic Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.52	$0.54	$0.53	$0.46	$2.06
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	-	-	-
Basic Earnings Per Share Attributable to AT&T1,2	$0.52	$0.54	$0.53	$0.46	$2.06
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T1,2	$0.52	$0.53	$0.53	$0.46	$2.05
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T1,2	-	-	-	-	-
Diluted Earnings Per Share Attributable to AT&T1,2	$0.52	$0.53	$0.53	$0.46	$2.05
Stock Price
High	$29.46	$27.09	$27.68	$28.61
Low	21.44	23.38	23.19	25.00
Close	25.20	24.84	27.01	28.03
1	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.
2	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2010
Schedule to Financial Statements [Abstract]
Valuation and Qualifying Accounts [Text Block]

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at Beginning of Period	Charged to Costs and Expenses (a)	Charged to Other Accounts (b)	Acquisitions	Deductions (c)	Balance at End of Period

Year 2010	$1,202	1,334	(28)	-	1,551	$957
Year 2009	$1,268	1,762	29	2	1,859	$1,202
Year 2008	$1,360	1,795	921	-	2,808	$1,268

(a)	Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b)	Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c)	Amounts written off as uncollectible.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Pension and other postretirement benefits adjustments - cumulative effect of the change on retained earnings																	$ 1,533
Actuarial loss on pension and postretirement benefit plans																	2,521		215		25,150
Consolidated Statements Of Income Changes Historical Accounting Method [Abstract]
Cost of Services and Sales (exclusive of depreciation and amortization shown separately below) - Historical Accounting Method																	51,379		50,517		49,878
Selling, General and Administrative - Historical Accounting Method																	31,221		30,943		30,752
Depreciation and Amortization - Historical Accounting Method																	19,456	[1],[2]	19,602	[1],[2]	19,766	[1],[2]
Income Tax Expense (Benefit) - Historical Accounting Method																	(155)	[2]	(6,146)	[2]	(1,007)	[2]
Income (Loss) from Continuing Operations - Historical Accounting Method																	21,045		12,824		13,130
Net Income (Loss) Attributable to AT&T - Historical Accounting Method																	21,508	[2]	12,535	[2]	12,867	[2]
Basic Earnings (Loss) per Share Attributable to AT&T - Historical Accounting Method																	$ 3.64		$ 2.12		$ 2.17
Diluted Earnings (Loss) per Share Attributable to AT&T - Historical Accounting Method																	$ 3.62		$ 2.12		$ 2.16
Consolidated Balance Sheets Changes: [Abstract]
Property, Plant and Equipment - net - Historical Accounting Method	103,564	[1]							100,052	[1]							103,564	[1]	100,052	[1]	99,037	[1]
Deferred Income Taxes - Historical Accounting Method	22,210								23,781								22,210		23,781		19,171
Retained Earnings - Historical Accounting Method	50,859								39,366								50,859		39,366		36,591
Accumulated Other Comprehensive Income (Loss) - Historical Accounting Method	(16,128)								(14,412)								(16,128)		(14,412)		(17,057)
Consolidated Statements of Income Changes - As Adjusted: [Abstract]
Cost of Services and Sales (exclusive of depreciation and amortization shown separately below) - As Adjusted																	52,263		50,571		56,688
Selling, General and Administrative - As Adjusted																	33,065		31,427		48,772
Depreciation and Amortization - As Adjusted																	19,379	[1],[2]	19,515	[1],[2]	19,673	[1],[2]
Income Tax Expense (Benefit) - As Adjusted																	(1,162)	[2]	6,091	[2]	(2,210)	[2]
Income (Loss) from Continuing Operations - As Adjusted																	19,400		12,427		(2,362)
Net Income (Loss) Attributable to AT&T - As Adjusted	1,089	[3],[4]	12,319	[3],[5]	4,003	[3],[6]	2,453	[3],[7]	2,730	[8]	3,155	[8]	3,162	[8]	3,091	[8]	19,864	[2]	12,138	[8]	(2,625)	[2]
Basic Earnings (Loss) per Share Attributable to AT&T - As Adjusted (per share)	$ 0.18	[3],[4],[9]	$ 2.08	[3],[5],[9]	$ 0.68	[3],[6],[9]	$ 0.42	[3],[7],[9]	$ 0.46	[8],[9]	$ 0.53	[8],[9]	$ 0.54	[8],[9]	$ 0.52	[8],[9]	$ 3.36	[9]	$ 2.06	[8],[9]	$ (0.44)
Diluted Earnings (Loss) per Share Attributable to AT&T - As Adjusted (per share)	$ 0.18	[3],[4],[9]	$ 2.07	[3],[5],[9]	$ 0.67	[3],[6],[9]	$ 0.41	[3],[7],[9]	$ 0.46	[8],[9]	$ 0.53	[8],[9]	$ 0.53	[8],[9]	$ 0.52	[8],[9]	$ 3.35	[9]	$ 2.05	[8],[9]	$ (0.44)
Consolidated Balance Sheets Changes Adjusted [Abstract]
Property, Plant and Equipment - net - As Adjusted	103,196	[1]							99,519	[1]							103,196	[1]	99,519	[1]	98,415	[1]
Deferred Income Taxes - As Adjusted	22,070								23,579								22,070		23,579		18,935
Retained Earnings - As Adjusted	31,792								21,944								31,792		21,944		19,566
Accumulated Other Comprehensive Income (Loss) - As Adjusted	2,712								2,678								2,712		2,678		(418)
Consolidated Statements of Income Changes - Effects of Changes: [Abstract]
Cost of Services and Sales (exclusive of depreciation and amortization shown separately below) - Effect of Change																	884		54		6,810
Selling, General and Administrative - Effect of Change																	1,844		484		18,020
Depreciation and Amortization - Effect of Change																	(77)	[1],[2]	(87)	[1],[2]	(93)	[1],[2]
Income Tax Expense (Benefit) - Effect of Change																	(1,007)	[2]	(55)	[2]	(9,244)	[2]
Income (Loss) from Continuing Operations - Effect of Change																	(1,645)		(397)		(15,492)
Net Income Loss Attributable To Parent Effect Of Change																	(1,644)	[2]	(397)	[2]	(15,492)	[2]
Basic Earnings (Loss) per Share Attributable to AT&T - Effect of Change (per share)																	$ (0.28)		$ (0.06)		$ (2.61)
Diluted Earnings (Loss) per Share Attributable to AT&T - Effect of Change (per share)																	$ (0.27)		$ (0.07)		$ (2.6)
Consolidated Balance Sheets Changes: [Abstract]
Property, Plant and Equipment - net - Effect of Change	(368)	[1]							(533)	[1]							(368)	[1]	(533)	[1]	(622)	[1]
Deferred Income Taxes - Effect of Change	(140)								(202)								(140)		(202)		(236)
Retained Earnings - Effect of Change	(19,067)								(17,422)								(19,067)		(17,422)		(17,025)
Accumulated Other Comprehensive Income (Loss) - Effect of Change	18,840								17,090								18,840		17,090		16,639
Other termination benefits	848								669								848		669
Cash and cash equivalents - cash	332																332
Cash and cash equivalents - money market funds and other cash equivalents	1,105																1,105
Inventories	1,303								885								1,303		885
Inventories - wireless handsets and accessories	$ 1,185								$ 790								$ 1,185		$ 790
Finite-lived intangible assets - weighted-average useful life (years)																	8
FCC licenses- typical duration (years), excluding renewal periods																	10
Customer lists and relationships - weighted average useful life (years)																	7.9
Other finite-lived intangibles - weighted average useful life (years)																	10.3

[1]	A portion of pension and postretirement costs are capitalized as a part of construction labor.
[2]	The effect of the accounting change is also reflected in our statement of cash flows on the "Net income (loss)" and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.
[3]	Amounts for first, second and third quarters are adjusted for the change in accounting policy as discussed in Note 1 and that were included in our January 13, 2011 Form 8-K filing with the Securities and Exchange Commission.
[4]	Includes an actuarial loss on pension and postretirement benefit plans (Note 10) and severance (Note 1).
[5]	Includes an IRS tax settlement (Note 10).
[6]	Includes a gain on our TI exchange (Note 7).
[7]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[8]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.
[9]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.

ACQUISITIONS, DISPOSITIONS AND OTHER ADJUSTMENTS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended												7 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Aug. 27, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2010
Notes to Financial Statements [Abstract]
Cash payment to acquire wireless net assets	$ 2,376
Goodwill	937					937
Number of subscribers acquired in business combination	1.6					1.6
Number of service areas acquired in business combination	79					79
Number of states of operation for acquired business	18					18
Fair value of acquired net assets	1,439					1,439
Property, plant, and equipment	368					368
FCC licenses	765					765
Customer lists and other intangible assets	224					224
Closing date of Centennial acquisition completion of accounting																December 2010
Fair value of spectrum licenses acquired - Centennial acquisition		655													655
Goodwill recognized for the Centennial acquisition (combined)		1,518													1,518
Fair value of customer lists and other intangible assets acquired - Centennial acquisition (combined)		449													449
Cash paid (before closing costs) paid by the company to acquire a provider of mobile application solutions and a security consulting business																50
Cash paid by the company to acquire wireless spectrum from various companies in 2010															265
Cash paid by the company to acquire a home monitoring platform developer and other entities in 2010															86
Remaining percentage of Edge Wireless acquired by the company to establish sole ownership																	64.00%
Pending Acquisition -spectrum licenses [Abstract]
Licenses purchase agreement date - Qualacomm lower 700 MHz license frequency															December 2010
Qualacomm lower 700 MHz frequency license purchase price agreement - cost															1,925
Qualacomm lower 700 MHz frequency license purchase agreement description															In December 2010, we agreed to purchase spectrum licenses in the Lower 700 MHz frequency band from Qualcomm Incorporated (Qualcomm) for approximately $1,925 in cash. The spectrum covers more than 300 million people total nationwide, including 12 MHz of Lower 700 MHz D and E block spectrum covering more than 70 million people in five of the top 15 metropolitan areas and 6 MHz of Lower 700 MHz D block spectrum covering more than 230 million people across the rest of the U.S. We plan to deploy this spectrum as supplemental downlink capacity, using carrier aggregation technology once compatible handsets and network equipment are developed. The transaction is subject to regulatory approvals and other customary closing conditions. In February 2011, the waiting period under the Hart-Scott-Rodino Act expired without the Department of Justice (DOJ) requesting additional information. AT&T and Qualcomm anticipate closing the purchase in the second half of 2011.
Qualacomm lower 700 MHz license frequency spectrum people coverage, range minimum (in people)															300,000,000
Qualacomm 12 MHz of lower 700 MHz D and E block license spectrum people coverage, range minimum (in people)															70,000,000
Qualacomm 12 Mhz of lower 700 MHz D and E block license spectrum market description															five of top the 15 metropolitan areas
Qualacomm 6 Mhz of lower 700 MHz D block spectrum license people coverage, range minimum (in people)															230,000,000
Cash paid by the company to acquire four wireless companies in 2008																	663
Goodwill recognized from four wireless company acquisitions in 2008																	449
Disposal date - Sterling														August 2010
Cash proceeds from sale of discontinued operation - Sterling														1,400
Number of customers served by discontinued operation - Sterling														18,000
Assets held for sale: [Abstract]
Current assets										333						333
Property, plant and equipment										40						40
Goodwill and other intangible assets										672				649		672
Other assets										47						47
Total assets										1,092						1,092
Liabilities related to assets held for sale: [Abstract]
Current liabilities										365						365
Other liabilities										126						126
Total liabilities										491						491
Sterling's operating results [Abstract]
Operating revenues														349		563	633
Operating expenses														327		523	616
Operating income														22		40	17
Income (loss) before income taxes														18		29	(1)
Income taxes (benefit)														8		9	1
Income from discontinued operations during phase-out period														10		20	(2)
Gain on disposal of discontinued operations														769		0	0
Income (loss) from discontinued operations, net of tax		2	[1]	780	[2]	(5)	[3]	2	[4]	14	7	2	(3)	779	779	20	(2)
Centennial service areas																		8
Cash proceeds for eight Centennial service areas sold																		273
Date of sale of eight Centennial divested markets																		2010-08-01
Proceeds from sale of the company's domestic Japanese outsourcing services business															109
Sales price of a professional services business owned by the company																174
Amount of goodwill eliminated via the sale of a professional services business owned by the company																113
Sales price of a segment of the L.M. Berry Company, a company subsidiary																	230
Reduction in restructuring liabilities - Dobson and BellSouth															$ 78

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 10) and severance (Note 1).
[2]	Includes an IRS tax settlement (Note 10).
[3]	Includes a gain on our TI exchange (Note 7).
[4]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).

EARNINGS PER SHARE (Details) (USD $) In Millions, except Per Share data	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Numerator for diluted earnings per share: [Abstract]
Income from continuing operations																	$ 19,400		$ 12,427		$ (2,362)
Net income attributable to noncontrolling interest																	(315)		(309)		(261)
Income (loss) from continuing operations attributable to AT&T	1,087	[1],[2]	11,539	[1],[3]	4,008	[1],[4]	2,451	[1],[5]	2,716	[6]	3,148	[6]	3,160	[6]	3,094	[6]	19,085		12,118	[6]	(2,623)
Dilutive potential common shares: [Abstract]
Other share-based payment																	11		10		9
Numerator for diluted earnings per share																	$ 19,096		$ 12,128		$ (2,614)
Denominator for basic earnings per share: [Abstract]
Weighted-average number of common shares outstanding (in shares)																	5,913		5,900		5,927
Dilutive potential common shares: [Abstract]
Stock options (in shares)																	3		3		9
Other share-based payment (in shares)																	22		21		22
Denominator for diluted earnings per share (in shares)																	5,938		5,924		5,958
Basic earnings (loss) per share from continuing operations attributable to AT&T (in dollars per share)	$ 0.18	[1],[2],[7]	$ 1.95	[1],[3],[7]	$ 0.68	[1],[4],[7]	$ 0.42	[1],[5],[7]	$ 0.46	[6],[7]	$ 0.53	[6],[7]	$ 0.54	[6],[7]	$ 0.52	[6],[7]	$ 3.23	[7]	$ 2.06	[6],[7]	$ (0.44)
Basic earnings per share from discontinued operations attributable to AT&T (per share)	$ 0	[1],[2],[7]	$ 0.13	[1],[3],[7]	$ 0	[1],[4],[7]	$ 0	[1],[5],[7]	$ 0	[6],[7]	$ 0	[6],[7]	$ 0	[6],[7]	$ 0	[6],[7]	$ 0.13	[7]	$ 0	[6],[7]	$ 0
Basic earnings (loss) per share attributable to AT&T (per share)	$ 0.18	[1],[2],[7]	$ 2.08	[1],[3],[7]	$ 0.68	[1],[4],[7]	$ 0.42	[1],[5],[7]	$ 0.46	[6],[7]	$ 0.53	[6],[7]	$ 0.54	[6],[7]	$ 0.52	[6],[7]	$ 3.36	[7]	$ 2.06	[6],[7]	$ (0.44)
Diluted earnings (loss) per share from continuing operations attributable to AT&T (per share)	$ 0.18	[1],[2],[7]	$ 1.94	[1],[3],[7]	$ 0.67	[1],[4],[7]	$ 0.41	[1],[5],[7]	$ 0.46	[6],[7]	$ 0.53	[6],[7]	$ 0.53	[6],[7]	$ 0.52	[6],[7]	$ 3.22	[7]	$ 2.05	[6],[7]	$ (0.44)
Diluted earnings per share from discontinued operations attributable to AT&T (per share)	$ 0	[1],[2],[7]	$ 0.13	[1],[3],[7]	$ 0	[1],[4],[7]	$ 0	[1],[5],[7]	$ 0	[6],[7]	$ 0	[6],[7]	$ 0	[6],[7]	$ 0	[6],[7]	$ 0.13	[7]	$ 0	[6],[7]	$ 0
Diluted earnings (loss) per share attributable to AT&T (per share)	$ 0.18	[1],[2],[7]	$ 2.07	[1],[3],[7]	$ 0.67	[1],[4],[7]	$ 0.41	[1],[5],[7]	$ 0.46	[6],[7]	$ 0.53	[6],[7]	$ 0.53	[6],[7]	$ 0.52	[6],[7]	$ 3.35	[7]	$ 2.05	[6],[7]	$ (0.44)
Stock options - issued and outstanding (in shares)	130								178								130		178		204
Stock options - underwater	100								163								100		163		144
Stock options - in the money	25																25

[1]	Amounts for first, second and third quarters are adjusted for the change in accounting policy as discussed in Note 1 and that were included in our January 13, 2011 Form 8-K filing with the Securities and Exchange Commission.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 10) and severance (Note 1).
[3]	Includes an IRS tax settlement (Note 10).
[4]	Includes a gain on our TI exchange (Note 7).
[5]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[6]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.
[7]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.

SEGMENT INFORMATION (Details) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Total segment operating revenues	$ 31,361	[1]	$ 31,581	[2]	$ 30,808	[3]	$ 30,530	[4]	$ 30,708		$ 30,734		$ 30,614		$ 30,457		$ 124,280		$ 122,513		$ 123,443
Operations and support expenses																	85,328		81,998		105,460
Depreciation and amortization expenses																	19,379	[5],[6]	19,515	[5],[6]	19,673	[5],[6]
Total segment operating expenses																	104,707		101,513		125,133
Segment operating income (loss)	2,088	[1],[7]	5,431	[2],[7]	6,083	[3],[7]	5,971	[4],[7]	4,564	[8]	5,311	[8]	5,441	[8]	5,684	[8]	19,573		21,000	[8]	(1,690)
Interest expense																	2,994		3,368		3,369
Equity in net income of affiliates																	762		734		819
Other income (expense) - net																	897		152		(332)
Segment income (loss) before income taxes																	18,238		18,518		(4,572)
Segment assets	268,488								268,312								268,488		268,312
Investments in equity method affiliates	4,515								2,921								4,515		2,921		2,332
Expenditures for additions to long-lived assets																	20,302		17,294
Wireless [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues																	58,500		53,504		49,174
Operations and support expenses																	36,746		33,631		31,530
Depreciation and amortization expenses																	6,497		6,043		6,025
Total segment operating expenses																	43,243		39,674		37,555
Segment operating income (loss)																	15,257		13,830		11,619
Interest expense																	0		0		0
Equity in net income of affiliates																	9		9		6
Other income (expense) - net																	0		0		0
Segment income (loss) before income taxes																	15,266		13,839		11,625
Segment assets	122,011								116,720								122,011		116,720
Investments in equity method affiliates	14								4								14		4
Expenditures for additions to long-lived assets																	9,171		6,066
Wireline [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues																	61,202		63,514		67,890
Operations and support expenses																	41,008		42,352		44,817
Depreciation and amortization expenses																	12,371		12,743		12,786
Total segment operating expenses																	53,379		55,095		57,603
Segment operating income (loss)																	7,823		8,419		10,287
Interest expense																	0		0		0
Equity in net income of affiliates																	11		17		19
Other income (expense) - net																	0		0		0
Segment income (loss) before income taxes																	7,834		8,436		10,306
Segment assets	149,230								156,130								149,230		156,130
Investments in equity method affiliates	0								0								0		0
Expenditures for additions to long-lived assets																	11,071		11,200
Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues																	3,935		4,724		5,416
Operations and support expenses																	2,583		2,743		2,900
Depreciation and amortization expenses																	497		650		789
Total segment operating expenses																	3,080		3,393		3,689
Segment operating income (loss)																	855		1,331		1,727
Interest expense																	0		0		0
Equity in net income of affiliates																	0		0		0
Other income (expense) - net																	0		0		0
Segment income (loss) before income taxes																	855		1,331		1,727
Segment assets	8,736								9,654								8,736		9,654
Investments in equity method affiliates	0								0								0		0
Expenditures for additions to long-lived assets																	29		22
Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues																	643		771		963
Operations and support expenses																	2,470		3,057		1,063
Depreciation and amortization expenses																	14		79		73
Total segment operating expenses																	2,484		3,136		1,136
Segment operating income (loss)																	(1,841)		(2,365)		(173)
Interest expense																	0		0		0
Equity in net income of affiliates																	742		708		794
Other income (expense) - net																	0		0		0
Segment income (loss) before income taxes																	(1,099)		(1,657)		621
Segment assets	9,067								8,908								9,067		8,908
Investments in equity method affiliates	4,501								2,917								4,501		2,917
Expenditures for additions to long-lived assets																	31		6
Consolidations [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues																	0		0		0
Operations and support expenses																	2,521		215		25,150
Depreciation and amortization expenses																	0		0		0
Total segment operating expenses																	2,521		215		25,150
Segment operating income (loss)																	(2,521)		(215)		(25,150)
Interest expense																	2,994		3,368		3,369
Equity in net income of affiliates																	0		0		0
Other income (expense) - net																	897		152		(332)
Segment income (loss) before income taxes																	(4,618)		(3,431)		(28,851)
Segment assets	(20,556)								(23,100)								(20,556)		(23,100)
Investments in equity method affiliates	0								0								0		0
Expenditures for additions to long-lived assets																	$ 0		$ 0

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 10) and severance (Note 1).
[2]	Includes an IRS tax settlement (Note 10).
[3]	Includes a gain on our TI exchange (Note 7).
[4]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[5]	A portion of pension and postretirement costs are capitalized as a part of construction labor.
[6]	The effect of the accounting change is also reflected in our statement of cash flows on the "Net income (loss)" and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.
[7]	Amounts for first, second and third quarters are adjusted for the change in accounting policy as discussed in Note 1 and that were included in our January 13, 2011 Form 8-K filing with the Securities and Exchange Commission.
[8]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 243,833		$ 229,161
Accumulated depreciation and amortization [Abstract]
Accumulated depreciation and Amortization	140,637		129,642
Property, plant and equipment - net	103,196	[1]	99,519	[1]	98,415	[1]
Depreciation expense	16,402		15,849		15,191
Operating Leases, Rent Expense	3,060		2,889		2,733
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	2,590
Operating Leases, Future Minimum Payments, Due in two Years	2,454
Operating Leases, Future Minimum Payments, Due in Three Years	2,257
Operating Leases, Future Minimum Payments, Due in Four Years	2,134
Operating Leases, Future Minimum Payments, Due in Five Years	2,022
Operating Leases, Future Minimum Payments, Due Thereafter	13,347
Deferred Revenue From Lease Agreements Abstract
Deferred revenue description for American Tower Corp. agreement	In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases.
Deferred revenue balance American Tower Corp. agreement	480		509		539
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	0		0
Property, Plant and Equipment, Useful Life, Maximum	0		0
Property, Plant and Equipment, Gross	1,694		1,724
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	35		35
Property, Plant and Equipment, Useful Life, Maximum	45		45
Property, Plant and Equipment, Gross	25,979		24,238
Central office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3	[2]	3	[2]
Property, Plant and Equipment, Useful Life, Maximum	10	[2]	10	[2]
Property, Plant and Equipment, Gross	79,607	[2]	78,314	[2]
Cable, wiring and conduit [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	10		10
Property, Plant and Equipment, Useful Life, Maximum	50		50
Property, Plant and Equipment, Gross	75,732		73,191
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	5	[2]	5	[2]
Property, Plant and Equipment, Useful Life, Maximum	15	[2]	15	[2]
Property, Plant and Equipment, Gross	46,622	[2]	39,723	[2]
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3		3
Property, Plant and Equipment, Useful Life, Maximum	5		5
Property, Plant and Equipment, Gross	9,219		8,812
Under construction [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	0		0
Property, Plant and Equipment, Useful Life, Maximum	0		0
Property, Plant and Equipment, Gross	$ 4,980		$ 3,159

[1]	A portion of pension and postretirement costs are capitalized as a part of construction labor.
[2]	Includes certain network software.

GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Wireless [Member]	Dec. 31, 2009 Wireless [Member]	Dec. 31, 2010 Wireline [Member]	Dec. 31, 2009 Wireline [Member]	Dec. 31, 2010 Advertising Solutions [Member]	Dec. 31, 2009 Advertising Solutions [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Dec. 31, 2010 Other Intangible Assets Subtotal [Member]	Dec. 31, 2009 Other Intangible Assets Subtotal [Member]	Dec. 31, 2010 ATT mobility [Member]	Dec. 31, 2009 ATT mobility [Member]	Dec. 31, 2010 BellSouth [Member]	Dec. 31, 2009 BellSouth [Member]	Dec. 31, 2010 ATTC [Member]	Dec. 31, 2009 ATTC [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Dec. 31, 2010 Licenses [Member]	Dec. 31, 2009 Licenses [Member]	Dec. 31, 2010 Trade name [Member]	Dec. 31, 2009 Trade name [Member]
Goodwill [Roll Forward]
Beginning balance	$ 72,782	$ 71,352		$ 35,037	$ 33,851	$ 31,608	$ 31,381	$ 5,731	$ 5,694	$ 406	$ 426
Goodwill acquired	980	1,656		937	1,276	0	344	0	36	43	0
Goodwill Other	(161)	(226)		(219)	(90)	62	(117)	0	1	(4)	(20)
Ending balance	73,601	72,782	71,352	35,755	35,037	31,670	31,608	5,731	5,731	445	406
Sterling's goodwill as of reporting date	477
Sterling's intangible assets (other than goodwill)	195	254
Goodwill adjustment related to wireless liabilities in a business combination	(219)	90
Goodwill adjustment related to disposition of a wireline entity	62	117
Goodwill Other	(161)	(226)		(219)	(90)	62	(117)	0	1	(4)	(20)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	20,211	21,380										19,686	20,602	6,987	7,729	9,215	9,215	3,134	3,134	350	524	525	778
Accumulated amortization	15,217	13,728										14,978	13,209	5,240	5,023	6,807	5,597	2,647	2,377	284	212	239	519
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross carrying amount	55,526	53,976																						50,372	48,741	5,154	5,235
Amortization expense for definite-life intangible assets for the current year	2,977	3,666	4,482
Estimated amortization expense in 2011	2,007
Estimated amortization expense in 2012	1,325
Estimated amortization expense in 2013	739
Estimated amortization expense in 2014	346
Estimated amortization expense in 2015	214
Mobility's write-off of fully amortized intangible assets	2,963
Wireless FCC licenses at year end	50,356	48,650
Impairment write-off	$ 85

EQUITY METHOD INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Company's ownership interest in Telefonos de Mexico, S.A. de C.V. (Telmex) (in hundredths)	8.40%
Company's ownership interest in America Movil S.A. de C.V. (America Movil) (in hundredths)	9.00%
Tender date for America Movil shares	2010-06-11
Telmex Internacional for America Movil share exchange rate (per share)	0.373
Pre-tax gain on investment increase in American Movil	$ 658
Purchase price of additional America Movil L shares	202
Reconciliation of investments in equity affiliates [Roll Forward]
Beginning of year	2,921	2,332
Additional investments	220	44
Equity in net income of affiliates	762	734	819
Dividends received	(159)	(315)
Dispositions	(204)	0
Currency translation adjustments	203	125
Telmex Internacional exchange	658
Other adjustments	114	1
End of year	4,515	2,921	2,332
Undistributed earnings from equity affiliates	5,137	4,534
Fair value of investment in Telmex	1,231
Fair value of investment in America Movil	$ 10,383

DEBT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 64,071		$ 70,199
Total notes and debentures	64,256		71,811
Capitalized leases	259		237
Total long-term debt, including current maturities	64,515		72,048
Current maturities of long-term debt - notes and debentures	(5,544)		(7,328)
Total long-term debt	58,971		64,720
Debt issuance proceeds [Abstract]
2.5% Global Notes - proceeds from issuance	2,235
2.5% Global Notes - face amount	2,250
2.5% Global Notes - stated percentage rate (in hundredths)	2.50%
2.5% Global Notes - Date issued	2010
2.5% Global Notes - maturity date	Aug 15, 2015
Commercial paper and other short-term bank loans - proceeds	1,620
Annual put reset securities issued by BellSouth - principal amount	1,000
Annual put reset securities issued by BellSouth - maturity date	April 2021
Zero-coupon note - principal amount						500
Zero-coupon note - redemption amount if held until maturity	1,030
Zero-coupon note - maturity date	May 2022
Debt maturing within one year [Abstract]
Current maturities of long-term debt - notes and debentures	5,544		7,328
Commercial paper	1,625		0
Bank borrowings	27	[1]	33	[1]
Total	7,196		7,361
Total debt repayments during the period	9,294		8,652		4,009
Repayments of long-term debt during the period	5,668
Weighted average interest rate of long-term debt repayments during the period (in hundredths)	2.86%
Early redemption of the New Cingular Wireless Services, Inc. 7.875% Note due March 1, 2011 - amount	3,000
New Cingular Wireless Services, Inc. Note due March 1, 2011 - interest rate (in hundredths)	7.88%
New Cingular Wireless Services, Inc. Note - maturity date	2011-03-01
Repayments of capitalized leases during the period	32
Long-term Debt repayments scheduled for 2011	5,535	[2]
Long-term Debt repayments scheduled for 2012	5,454	[2]
Long-term Debt repayments scheduled for 2013	5,823	[2]
Long-term Debt repayments scheduled for 2014	4,788	[2]
Long-term Debt repayments scheduled for 2015	4,514	[2]
Long-term Debt repayment scheduled for the period Thereafter	38,042	[2]
Weighted average interest rate of long-term debt repayment scheduled for 2011 (in hundredths)	6.20%
Weighted average interest rate of long-term debt repayment scheduled for 2012 (in hundredths)	6.40%
Weighted average interest rate of long-term debt repayment scheduled for 2013 (in hundredths)	5.60%
Weighted average interest rate of long-term debt repayment scheduled for 2014 (in hundredths)	5.10%
Weighted average interest rate of long-term debt repayment scheduled for 2015 (in hundredths)	4.30%
Weighted average interest rate of long-term debt repayment scheduled for the period Thereafter (in hundredths)	6.40%
Debt Conversion [Line Items]
Cash repayment portion of exchange of old senior notes for new senior notes debt (principal and interest)	594
Replaced revolving credit facility	9,465
Credit agreement term - long-term credit facility	Five-year credit agreement
Number of new credit facilities	two
Credit agreement term - new long-term credit facility	Four-year credit agreement
Credit agreement term - short-term credit facility	364-day credit agreement
Original amount of the lending commitments under the new long-term credit agreement	5,000
Original amount of the lending commitments under the short-term credit agreement	3,000
Additional borrowing capacity - new long-term credit agreement	2,000
Line Of Credit Facility Minimum Borrowing Capacity	0
Date the new long-term agreement expires	12/20/2014
Old long-term credit agreement - expiration date	12/1/2015
Short-term credit agreement - expiration date	12/19/2011
Potential extension of term of long-term credit agreement (years)	1
Potential additional extension of term of long-term credit agreement (years)	1
Maximum potential extension of term of short-term credit agreement (days)	364
Long-term credit agreement - minimum amount of other debt that would trigger cross-default provisions if not paid when due and accelerated	400
Long-term credit agreement - minimum amount of money judgment in favor of creditor that would trigger cross-default provisions	400
Long-term credit agreement - change in control (beneficial ownership percentage) (in hundredths)	50.00%
Short-term credit agreement - discount below AT&T's credit default swap mid-rate spread (in hundredths)	1.00%
Other [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	14		136
Fair value of interest rate swaps recorded in debt [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	435		310
Notes and debentures [Member] | Notes and debentures maturing 2010-2015 [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	2,250		3,500
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum (in hundredths)	0.0035		0.0035
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum (in hundredths)	0.0299		0.0299
Debt Instrument, Maturity Date Range, Start	2010	[3]	2010	[3]
Debt Instrument, Maturity Date Range, End	2015	[3]	2015	[3]
Notes and debentures [Member] | Notes and debentures maturing 2010-2014 [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	5,880		5,853
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum (in hundredths)	0.03		0.03
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum (in hundredths)	0.0499		0.0499
Debt Instrument, Maturity Date Range, Start	2010	[3]	2010	[3]
Debt Instrument, Maturity Date Range, End	2014	[3]	2014	[3]
Notes and debentures [Member] | Notes and debentures maturing 2010-2095 [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	43,506		41,331
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum (in hundredths)	0.05		0.05
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum (in hundredths)	0.0699		0.0699
Debt Instrument, Maturity Date Range, Start	2010	[3]	2010	[3]
Debt Instrument, Maturity Date Range, End	2095	[3]	2095	[3]
Notes and debentures [Member] | Notes and debentures maturing 2010-2097 [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	11,986		19,069
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum (in hundredths)	0.07		0.07
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum (in hundredths)	0.091		0.091
Debt Instrument, Maturity Date Range, Start	2010	[3]	2010	[3]
Debt Instrument, Maturity Date Range, End	2097	[3]	2097	[3]
Cingular Wireless Services 8.75% Senior Notes, due March 2031 [Member]
Debt Conversion [Line Items]
Debt exchange - amount of original senior notes	1,362
Debt exchange - maturity date of original senior notes	2031
Debt exchange - stated interest rate of original senior notes (in hundredths)	8.75%
AT&T Corp. 8.00% Senior Notes, due November 2031 [Member]
Debt Conversion [Line Items]
Debt exchange - amount of original senior notes	1,537
Debt exchange - maturity date of original senior notes	2031
Debt exchange - stated interest rate of original senior notes (in hundredths)	8.00%
AT&T Inc. Senior Notes, due September 2040 [Member]
Debt Conversion [Line Items]
Debt exchange - amount of new senior notes	$ 3,500
Debt exchange - maturity date of new senior notes	2040
Debt exchange - stated interest rate of new senior notes (in hundredths)	5.35%
Debt exchange - date of issuance of new senior notes	2010-09

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.
[2]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.
[3]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

FAIR VALUE MEASUREMENTS AND DISCLOSURE (Details) (USD $) In Millions	12 Months Ended																12 Months Ended						12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2009 Carrying Amount [Member]	Dec. 31, 2010 Fair Value [Member]	Dec. 31, 2009 Fair Value [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Interest rate swaps [Member]	Dec. 31, 2009 Interest rate swaps [Member]	Dec. 31, 2010 Fair Value Hedging Relationships Interest rate swaps [Member] Interest expense [Member]	Dec. 31, 2009 Fair Value Hedging Relationships Interest rate swaps [Member] Interest expense [Member]	Dec. 31, 2010 Interest rate swaps [Member]	Dec. 31, 2009 Interest rate swaps [Member]	Dec. 31, 2010 Cross-currency swaps [Member]	Dec. 31, 2009 Cross-currency swaps [Member]	Dec. 31, 2010 Cash Flow Hedging Relationships Cross-currency swaps [Member] Other comprehensive Income [Member]	Dec. 31, 2009 Cash Flow Hedging Relationships Cross-currency swaps [Member] Other comprehensive Income [Member]	Dec. 31, 2010 Cash Flow Hedging Relationships Cross-currency swaps [Member] Other income (expense) - net [Member]	Dec. 31, 2009 Cash Flow Hedging Relationships Cross-currency swaps [Member] Other income (expense) - net [Member]	Dec. 31, 2010 Cross-currency swaps [Member]	Dec. 31, 2009 Cross-currency swaps [Member]	Dec. 31, 2010 Interest rate locks [Member]	Dec. 31, 2009 Interest rate locks [Member]	Dec. 31, 2010 Cash Flow Hedging Relationships Interest rate locks [Member] Other comprehensive Income [Member]	Dec. 31, 2009 Cash Flow Hedging Relationships Interest rate locks [Member] Other comprehensive Income [Member]	Dec. 31, 2010 Cash Flow Hedging Relationships Interest rate locks [Member] Interest income (expense) - net [Member]	Dec. 31, 2009 Cash Flow Hedging Relationships Interest rate locks [Member] Interest income (expense) - net [Member]	Dec. 31, 2010 Interest rate locks [Member]	Dec. 31, 2009 Interest rate locks [Member]	Dec. 31, 2010 Foreign exchange contracts [Member]	Dec. 31, 2009 Foreign exchange contracts [Member]	Dec. 31, 2010 Cash Flow Hedging Relationships Foreign exchange contracts [Member] Other comprehensive Income [Member]	Dec. 31, 2009 Cash Flow Hedging Relationships Foreign exchange contracts [Member] Other comprehensive Income [Member]	Dec. 31, 2010 Cash Flow Hedging Relationships Foreign exchange contracts [Member] Other income (expense) - net [Member]	Dec. 31, 2009 Cash Flow Hedging Relationships Foreign exchange contracts [Member] Other income (expense) - net [Member]	Dec. 31, 2010 Foreign exchange contracts [Member]	Dec. 31, 2009 Foreign exchange contracts [Member]
Notes to Financial Statements [Abstract]
Fixed income investments - 2011 maturities	$ 228
Fixed income investments - 2012-2013 maturities	107
Fixed income investments - 2014-2015 maturities	52
Fixed income investments - years thereafter maturities	252
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes and debentures	64,256	71,811			64,256	71,811	69,313	75,212
Commercial paper	1,625	0			1,625	0	1,625	0
Bank borrowings	27 [1]	33	[1]		27	33	27	33
Investment securities					2,183	1,885	2,183	1,885
Available-for-sale securities - equities (at fair value):
Available-for-sale securities - Domestic equities (at fair value)	976	1,047							976	1,047
Available-for-sale securities - International equities (at fair value)	513	412							513	412
Available-for-sale securities - fixed income bonds (at fair value): [Abstract]
Available-for-sale securities - Fixed income bonds (at fair value)	639	341									639	341
Asset derivatives (at fair value): [Abstract]
Asset derivatives - interest rate swaps (at fair value)	537	399									537	399
Asset derivatives - Cross-currency swaps (at fair value)	327	635									327	635
Asset derivatives - Interest rate locks (at fair value)	11	150									11	150
Asset derivatives - foreign exchange contracts (at fair value)	6	2									6	2
Liability Derivatives (at fair value): [Abstract]
Liability derivatives - cross-currency swaps (at fair value)	(675)	(390)											(675)	(390)
Liability derivatives - interest rate locks (at fair value)	(187)	(6)											(187)	(6)
Liability derivatives - foreign exchange contracts (at fair value)	(2)	(7)											(2)	(7)
Notional rate locks settled	200
Impact of notional rate lock settlement on interest expense	(5)
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges	15
Collateral received from counterparty	26	222
Collateral submitted to counterparty	82
Collateral contingently payable to the counterparty	115
Derivative [Line Items]
Notional Amount of Outstanding Derivative Positions	22,173	20,395													11,050	9,000					7,502	7,502							3,400	3,600							221	293
Asset Derivatives [Abstract]
Total - Asset Derivatives	881	1,186																	537	399							327	635							11	150							6	2
Liability Derivatives [Abstract]
Total - Liability Derivatives	(864)	(403)																									(675)	(390)							(187)	(6)							(2)	(7)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net																	125	(216)
Gain (Loss) on long-term debt																	(125)	216
Derivative Instruments, Gain (Loss) Recognized in Accumulated Other Comprehensive Income, Effective Portion, Net																							(201)	738							(320)	203							5	(2)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net																									0	0							(19)	(23)							0	0
Accumulated holding gain (loss) related to derivatives	$ (180)	$ 142		$ (483)

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

INCOME TAXES (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Significant components of deferred tax liabilities (assets) [Abstract]
Depreciation and amortization				$ 34,172		$ 37,341
Intangibles (nonamortizable)				1,958		1,990
Employee benefits				(13,612)		(14,375)
Net operating loss and other carryforwards				(1,552)		(1,820)
Other - net				(1,015)		(1,983)
Subtotal				19,951		21,153
Deferred tax assets valuation allowance				949		1,179
Net deferred tax liabilities				20,900		22,332
Deferred income taxes				22,070		23,579
Less: Net current deferred tax assets				(1,170)		(1,247)
Net deferred tax liabilities				20,900		22,332
Charge to Income Tax Expense - effect of new legislation				995
Per diluted share Charge to Income Tax Expense - effect of new legislation (in dollars per share)				$ 0.17
Date of tax settlement with IRS	September 2010
Income tax year under examination	2008
Income tax settlement - allowed amortization deduction period (years)	15	15	15
Income tax settlement amount - tax effect of certain disallowed deductions taken in 2008 and 2009	300	300	300
Income tax settlement - impact of tax adjustment on income tax expense		8,300
Income tax settlement - per diluted share impact of tax adjustment on income tax expense		$ 1.4	$ 1.4
Income tax settlement - impact of tax adjustment on net noncurrent deferred income tax liabilities	6,760	6,760	6,760
Income tax settlement - impact of tax adjustment on other net tax liabilities	1,540	1,540	1,540
Income tax settlements - impact of unrecognized tax benefits prior year		1,057	0
Combined net operating and capital loss carryforwards for federal income tax purposes				181
Combined net operating and capital loss carryforwards for state and foreign income tax purposes				1,052
Year through which combined net operating and capital loss carryforwards expire				2029
Federal tax credit carryforwards				73
State tax credit carryforwards				246
Year through which tax credit carryforwards expire				2027
Reconciliation of the change in unrecognized tax benefits (UTB) balance (federal, state, and foreign tax) [Roll Forward]
Unrecognized tax benefits - Balance at beginning of year			5,969	5,969		6,176
Unrecognized tax benefits - Increases for tax positions related to the current year				324		980
Unrecognized tax benefits - Increases for tax positions related to prior years				562		876
Unrecognized tax benefits - Decreases for tax positions related to prior years				(1,989)		(1,982)
Unrecognized tax benefits - Reductions resulting from lapse of statutes of limitations				(44)		0
Unrecognized tax benefits - Settlements				(462)		(81)
Unrecognized tax benefits - Balance at end of year				4,360		5,969		6,176
Unrecognized tax benefits - Accrued interest and penalties				1,329		1,537
Gross unrecognized income tax benefits				5,689		7,506
Less: Deferred federal and state income tax benefits				(817)		(892)
Less: Tax attributable to timing items included above				(2,073)		(2,540)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year				2,799		4,074
Unrecognized Tax Benefits - Net of Deposits [Abstract]
Net deposits to various taxing jurisdictions				206		1,151		191		1,000
Unrecognized tax benefits balance - Net of Deposits				3,141		5,164
Unrecognized Tax Benefits Financial Statement Location [Abstract]
Unrecognized tax benefits net of deposits - portion included in Other Noncurrent Liabilities				3,141		4,865
Unrecognized tax benefits net of deposits - portion included in Accrued Taxes				0		299
Accrued interest and penalties included in unrecognized tax benefits balance at year end				1,329		1,537
Unrecognized tax benefits - Interest and penalties included in consolidated statements of income				(194)		(216)		152
Open tax years				1999-2005		2006-2008
Federal: [Abstract]
Current				307		2,849		1,158
Deferred - net				(2,105)		2,149		(2,970)
Total federal income tax				(1,798)		4,998		(1,812)
State, local and foreign: [Abstract]
Current				141		1,193		(21)
Deferred - net				495		(100)		(377)
Total state, local and foreign income tax				636		1,093		(398)
Total income tax expense				(1,162)	[1]	6,091	[1]	(2,210)	[1]
Statutory federal income tax rate (in hundredths)				35.00%
Reconciliation of income tax expense [Abstract]
Taxes computed at federal statutory rate				6,383		6,481		(1,600)
Increases (decreases) in income taxes resulting from: [Abstract]
State and local income taxes - net of federal income tax benefit				441		554		(229)
Healthcare Reform Legislation				917		0		0
IRS Settlement - 2008 Wireless Restructuring				(8,300)		0		0
Other - net				(603)		(944)		(381)
Total income tax expense				$ (1,162)	[1]	$ 6,091	[1]	$ (2,210)	[1]
Effective Tax Rate (in hundredths)				(6.40%)		32.90%		48.30%

[1]	The effect of the accounting change is also reflected in our statement of cash flows on the "Net income (loss)" and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.

PENSION AND POSTRETIREMENT BENEFITS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Accumulated benefit obligation for pension plans		$ 51,915		$ 49,122
Combined net pension and postretirement cost		3,750		2,253		25,237
Reduction of postretirement benefit cost due to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003		237		255		263
Prior service credits for pension benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	15
Prior service credits for postretirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	694
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets (in hundredths)	8.25%	8.50%		8.50%
Discount rate [Abstract]
Decrease in discount rate over prior year (in hundredths)		0.70%		0.50%
Increase in pension plan benefit obligation as a result of the decreased discount rate		3,238		2,065
Increase in postretirement benefit obligation as a result of the decreased discount rate		2,817		1,847
Expected long-term rate of return [Abstract]
Expected long-term rate of return on plan assets (in hundredths)	8.25%	8.50%		8.50%
Percentage decrease in the expected long-term rate of return used to report the impact of change on future combined net pension and postretirement cost (in hundredths)	1.00%
The combined net pension and postretirement cost impact of a 1% decrease in the actual long-term rate of return	575
Health care cost trend [Abstract]
Estimated annual growth rate for administrative expenses (in hundredths)		3.00%
Estimated annual growth rate for dental claims (in hundredths)		3.00%
Estimated annual health care cost trend rate for prior and current year (in hundredths)	5.00%	5.00%
One-percent change in the assumed combined medical and dental cost effect on service and interest cost components [Abstract]
Effect of one percentage point increase in the assumed combined medical and dental cost trend rate on service and interest cost components		312
Effect of one percentage point decrease on service and interest cost components		(252)
Effect of one percentage point increase on accumulated postretirement benefit obligation		3,606
Effect of one percentage point decrease on accumulated postretirement benefit obligation		(2,973)
Frequency of asset and benefit obligation forecasting studies		every two to three years
Pension benefit plan [Member]
Equity securities: [Abstract]
Domestic equity securities targeted plan asset allocation percentage, Minimum (in hundredths)		25.00%		25.00%
Domestic equity securities targeted plan asset allocation percentage, Maximum (in hundredths)		35.00%		35.00%
Domestic equity securities actual plan asset allocation percentage (in hundredths)		29.00%		34.00%
International equity securities targeted plan asset allocation percentage, Minimum (in hundredths)		10.00%		10.00%
International equity securities targeted plan asset allocation percentage, Maximum (in hundredths)		20.00%		20.00%
International equity securities actual plan asset allocation percentage (in hundredths)		15.00%		16.00%
Fixed income securities targeted plan asset allocation percentage, Minimum (in hundredths)		30.00%		30.00%
Fixed income securities targeted plan asset allocation percentage, Maximum (in hundredths)		40.00%		40.00%
Fixed income securities actual plan asset allocation percentage (in hundredths)		34.00%		30.00%
Real assets targeted plan asset allocation percentage, Minimum (in hundredths)		6.00%		6.00%
Real assets targeted plan asset allocation percentage, Maximum (in hundredths)		16.00%		16.00%
Real assets actual plan asset allocation percentage (in hundredths)		9.00%		8.00%
Private equity targeted plan asset allocation percentage, Minimum (in hundredths)		4.00%		4.00%
Private equity targeted plan asset allocation percentage, Maximum (in hundredths)		14.00%		14.00%
Private equity actual plan asset allocation percentage (in hundredths)		12.00%		10.00%
Other targeted plan asset allocation percentage, Minimum (in hundredths)		0.00%		0.00%
Other targeted plan asset allocation percentage, Maximum (in hundredths)		5.00%		5.00%
Other actual plan asset allocation percentage (in hundredths)		1.00%		2.00%
The aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date. (in hundredths)		100.00%		100.00%
Percentage of AT&T securities held by the company's pension plans and VEBA trusts (in hundredths)		0.50%
Pension benefit plan [Member]
Defined benefit plan, change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		50,850		50,822
Service cost - benefits earned during the period		1,075		1,070		1,173
Interest cost on projected benefit obligation		3,150		3,355
Amendments		2		(685)
Actuarial loss (gain) on projected benefit obligation		4,224		2,439
Special termination benefits		101		118
Benefits paid - pension benefits		(5,485)	[1]	(6,269)	[1]
Other		0		0
Benefit obligation at end of year		53,917		50,850		50,822
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		46,873		46,828
Actual return on plan assets		6,230		6,312
Benefits paid - pension benefits		(5,485)	[1]	(6,269)	[1]
Contributions		0		2
Other		3		0
Fair value of plan assets at end of year		47,621		46,873		46,828
Defined benefit plan, funded status of plan at year end [Abstract]
Funded (unfunded) status at end of year		(6,296)	[2]	(3,977)	[2]
Amounts recognized in consolidated balance sheets [Abstract]
Current portion of employee benefit obligation		0	[3]	0	[3]
Employee benefit obligation		(6,296)	[4]	(3,977)	[4]
Employee benefit obligation - Net amount recognized		(6,296)		(3,977)
Amounts included in accumulated OCI not yet recognized in net periodic benefit cost [Abstract]
Amounts included in accumulated OCI - Prior service cost (credit)		164		181
Components of net periodic benefit cost recognized in other comprehensive income [Abstract]
Service cost - benefits earned during the period		1,075		1,070		1,173
Interest cost on projected benefit obligation		3,150		3,355		3,319
Expected return on plan assets		(3,775)	[5]	(3,766)	[5]	(5,808)	[5]
Reversal of amortization of prior service cost (credit)		(16)		58		133
Actuarial (gain) loss		1,768	[5]	(103)	[5]	22,559	[5]
Net pension and postretirement cost (benefit)		2,202	[6]	614	[6]	21,376	[6]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Prior service cost (credit)		0		394		17
Reversal of amortization of prior service cost (credit)		(10)		67		82
Total recognized in other comprehensive (income) loss (pretax)		(10)		461		99
Postretirement benefit plan [Member]
Equity securities: [Abstract]
Domestic equity securities targeted plan asset allocation percentage, Minimum (in hundredths)		37.00%		37.00%
Domestic equity securities targeted plan asset allocation percentage, Maximum (in hundredths)		47.00%		47.00%
Domestic equity securities actual plan asset allocation percentage (in hundredths)		42.00%		39.00%
International equity securities targeted plan asset allocation percentage, Minimum (in hundredths)		29.00%		29.00%
International equity securities targeted plan asset allocation percentage, Maximum (in hundredths)		39.00%		39.00%
International equity securities actual plan asset allocation percentage (in hundredths)		34.00%		27.00%
Fixed income securities targeted plan asset allocation percentage, Minimum (in hundredths)		9.00%		9.00%
Fixed income securities targeted plan asset allocation percentage, Maximum (in hundredths)		19.00%		19.00%
Fixed income securities actual plan asset allocation percentage (in hundredths)		14.00%		20.00%
Real assets targeted plan asset allocation percentage, Minimum (in hundredths)		0.00%		0.00%
Real assets targeted plan asset allocation percentage, Maximum (in hundredths)		6.00%		6.00%
Real assets actual plan asset allocation percentage (in hundredths)		1.00%		2.00%
Private equity targeted plan asset allocation percentage, Minimum (in hundredths)		0.00%		0.00%
Private equity targeted plan asset allocation percentage, Maximum (in hundredths)		9.00%		9.00%
Private equity actual plan asset allocation percentage (in hundredths)		4.00%		4.00%
Other targeted plan asset allocation percentage, Minimum (in hundredths)		1.00%		1.00%
Other targeted plan asset allocation percentage, Maximum (in hundredths)		11.00%		11.00%
Other actual plan asset allocation percentage (in hundredths)		5.00%		8.00%
The aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date. (in hundredths)		100.00%		100.00%
Percentage of AT&T securities held by the company's pension plans and VEBA trusts (in hundredths)		0.50%
Postretirement benefit plan [Member]
Defined benefit plan, change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		36,225		37,531
Service cost - benefits earned during the period		348		334		429
Interest cost on projected benefit obligation		2,257		2,434
Amendments		(742)		(3,115)
Actuarial loss (gain) on projected benefit obligation		1,046		1,402
Special termination benefits		7		9
Benefits paid - pension benefits		(2,536)		(2,370)
Other		33		0
Benefit obligation at end of year		36,638		36,225		37,531
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		11,513		10,175
Actual return on plan assets		1,472		1,991
Benefits paid - pension benefits		(2,536)		(2,370)
Benefits paid - postretirement benefits		(244)		(823)
Contributions		0		195
Other		6		(25)
Fair value of plan assets at end of year		12,747		11,513		10,175
Defined benefit plan, funded status of plan at year end [Abstract]
Funded (unfunded) status at end of year		(23,891)	[2]	(24,712)	[2]
Amounts recognized in consolidated balance sheets [Abstract]
Current portion of employee benefit obligation		(2,394)	[3]	(2,021)	[3]
Employee benefit obligation		(21,497)	[4]	(22,691)	[4]
Employee benefit obligation - Net amount recognized		(23,891)		(24,712)
Amounts included in accumulated OCI not yet recognized in net periodic benefit cost [Abstract]
Amounts included in accumulated OCI - Prior service cost (credit)		4,760		4,644
Components of net periodic benefit cost recognized in other comprehensive income [Abstract]
Service cost - benefits earned during the period		348		334		429
Interest cost on projected benefit obligation		2,257		2,434		2,550
Expected return on plan assets		(943)	[5]	(784)	[5]	(1,339)	[5]
Reversal of amortization of prior service cost (credit)		(624)		(469)		(360)
Actuarial (gain) loss		510	[5]	124	[5]	2,581	[5]
Net pension and postretirement cost (benefit)		1,548	[6]	1,639	[6]	3,861	[6]
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Prior service cost (credit)		459		1,863		2
Reversal of amortization of prior service cost (credit)		(388)		(223)		(223)
Total recognized in other comprehensive (income) loss (pretax)		71		1,640		(221)
Supplemental retirement benefit [Member]
Defined benefit plan, change in benefit obligation [Roll Forward]
Service cost - benefits earned during the period		12		11		13
Components of net periodic benefit cost recognized in other comprehensive income [Abstract]
Service cost - benefits earned during the period		12		11		13
Interest cost on projected benefit obligation		134		140		141
Reversal of amortization of prior service cost (credit)		2		5		6
Actuarial (gain) loss		186	[5]	82	[5]	(104)	[5]
Net pension and postretirement cost (benefit)		334		238		56
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Prior service cost (credit)		(5)		(5)
Reversal of amortization of prior service cost (credit)		(2)		(3)
Total recognized in other comprehensive (income) loss (pretax)		$ (7)		$ (8)
U.S. defined-benefit pension and post retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31 (in hundredths)		5.80%		6.50%		7.00%
Discount rate in effect for determining net cost (in hundredths)		6.50%		7.00%		6.50%
Long-term rate of return on plan assets (in hundredths)		8.50%		8.50%		8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost (benefit) (in hundredths)		4.00%		4.00%		4.00%
Expected long-term rate of return [Abstract]
Expected long-term rate of return on plan assets (in hundredths)		8.50%		8.50%		8.50%

[1]	At our discretion, certain postretirement benefits are paid from AT&T cash accounts and do not reduce Voluntary Employee Beneficiary Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with ERISA regulations.
[3]	Included in "Accounts payable and accrued liabilities."
[4]	Included in "Postemployment benefit obligation."
[5]	Amounts for 2008 and 2009 are adjusted for the change in accounting policy as discussed in Note 1.
[6]	During 2010, 2009 and 2008, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $237, $255 and $263. This effect is included in several line items above.

PENSION AND POSTRETIREMENT BENEFITS, FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Disclosure of expected gross Medicare prescription drug subsidy receipts [Abstract]
Estimated Medicare subsidy receipts year 2011		$ (114)
Estimated Medicare subsidy receipts year 2012		(124)
Estimated Medicare subsidy receipts year 2013		(134)
Estimated Medicare subsidy receipts year 2014		(144)
Estimated Medicare subsidy receipts year 2015		(154)
Estimated Medicare subsidy receipts years 2016 - 2020		(926)
Supplemental retirement plan - Projected benefit obligation
Supplemental retirement plan - Projected benefit obligation		(2,270)		(2,139)
Supplemental retirement plan - Accumulated benefit obligation		(2,154)		(2,058)
Supplemental retirement plans [Abstract]
Supplemental retirement plan - projected benefit obligation included in other noncurrent liabilities		2,270		2,139
Deferred compensation expense		96		95		54
Deferred compensation liability included in Other noncurrent liabilities		1,021		1,031
Amounts that will be amortized from accumulated OCI in next fiscal year [Line Items]
Prior service cost that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	15
Contributory savings plans [Abstract]
Benefit cost of the contributory savings plans		607		586		664
Pension assets and liabilities at fair value [Member]
Fair value plan asset measurement [Line Items]
Non-interest bearing cash		100		464
Interest bearing cash		74		248
Interest bearing investments		0		0
Foreign exchange contract				22
Equity Securities [Abstract]
Domestic equities		9,708		8,727
International equities				5,380
Fixed income securities: [Abstract]
Asset-backed securities		736		999
Mortgage-backed securities		2,744		1,727
Collateralized mortgage-backed securities		335		499
Collateralized mortgage obligations/REMICS		565		925
Other corporate and other bonds and notes		5,067		4,618
U.S. Government and governmental agencies		1,831		953
Municipal bonds		233		119
Convertible and preferred securities		291		291
Fixed income funds		377		337
Registered investment companies		1		509
Private equity funds		5,857		4,910
Real assets: [Abstract]
Real assets		2,383		1,955
Real estate funds		1,993		1,694
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		2,351		2,212
Commingled funds - Hedge funds		881		853
Commingled funds - Equities		1,769		3,213
Commingled funds - Fixed income		1,101		985
Market value of securities on loan: [Abstract]
Interest bearing investments on loan		209		300
Equity securities on loan: [Abstract]
International equity securities on loan		320		577
Domestic equity securities on loan		2,133		1,944
Fixed income securities on loan: [Abstract]
Asset-backed securities on loan		9		7
Mortgage-backed securities on loan		24		588
Collateralized mortgage-backed securities on loan		8		3
Collateralized mortgage obligations/REMICS on loan		0		32
Other corporate and other bonds and notes on loan		805		687
U.S. Government and governmental agencies securities on loan		2,028		2,304
Convertible and preferred securities on loan		28		31
Securities lending collateral		5,668		6,606
Variation margin receivable		3		0
Receivable for investments sold short		0		191
Assets at fair value		54,653		54,910
Overdrafts		7		1
Liabilities for Unrealized depreciation on foreign currency contracts		57		20
Liabilities for Investments sold short		569		725
Written options payable		1		4
Variation margin payable		0		30
Liabilities at fair value		634		780
Total plan net assets at fair value		54,019		54,130
Other assets (liabilities)		(6,398)	[1]	(7,257)	[1]
Total plan net assets		47,621		46,873
Pension assets and liabilities at fair value [Member] | Fair value, inputs, Level 1 [Member]
Fair value plan asset measurement [Line Items]
Non-interest bearing cash		100		464
Interest bearing cash		0		0
Interest bearing investments		0		0
Foreign exchange contract		0		0
Equity Securities [Abstract]
Domestic equities		9,692		8,704
International equities		4,960		5,367
Fixed income securities: [Abstract]
Asset-backed securities		0		0
Mortgage-backed securities		0		0
Collateralized mortgage-backed securities		0		0
Collateralized mortgage obligations/REMICS		0		0
Other corporate and other bonds and notes		430		0
U.S. Government and governmental agencies		0		0
Municipal bonds		0		0
Convertible and preferred securities		87		91
Fixed income funds		0		0
Registered investment companies		0		509
Private equity funds		35		36
Real assets: [Abstract]
Real assets		0		0
Real estate funds		0		0
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		0		0
Commingled funds - Hedge funds		0		0
Commingled funds - Equities		0		0
Commingled funds - Fixed income		0		0
Market value of securities on loan: [Abstract]
Interest bearing investments on loan		0		0
Equity securities on loan: [Abstract]
International equity securities on loan		320		562
Domestic equity securities on loan		2,113		1,943
Fixed income securities on loan: [Abstract]
Asset-backed securities on loan		0		0
Mortgage-backed securities on loan		0		0
Collateralized mortgage-backed securities on loan		0		0
Collateralized mortgage obligations/REMICS on loan		0		0
Other corporate and other bonds and notes on loan		42		0
U.S. Government and governmental agencies securities on loan		0		0
Convertible and preferred securities on loan		12		23
Securities lending collateral		2,558		0
Variation margin receivable		3		0
Receivable for investments sold short		0		191
Assets at fair value		20,352		17,890
Overdrafts		3		1
Liabilities for Unrealized depreciation on foreign currency contracts		0		0
Liabilities for Investments sold short		405		435
Written options payable		1		4
Variation margin payable		0		30
Liabilities at fair value		409		470
Total plan net assets at fair value		19,943		17,420
Pension assets and liabilities at fair value [Member] | Fair value, inputs, Level 2 [Member]
Fair value plan asset measurement [Line Items]
Non-interest bearing cash		0		0
Interest bearing cash		74		248
Interest bearing investments		0		0
Foreign exchange contract		57		22
Equity Securities [Abstract]
Domestic equities		16		22
International equities		4		13
Fixed income securities: [Abstract]
Asset-backed securities		730		999
Mortgage-backed securities		2,744		1,727
Collateralized mortgage-backed securities		335		499
Collateralized mortgage obligations/REMICS		565		925
Other corporate and other bonds and notes		4,637		4,618
U.S. Government and governmental agencies		1,831		953
Municipal bonds		233		119
Convertible and preferred securities		204		200
Fixed income funds		0		0
Registered investment companies		1		0
Private equity funds		1		0
Real assets: [Abstract]
Real assets		0		0
Real estate funds		448		352
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		2,351		2,212
Commingled funds - Hedge funds		831		751
Commingled funds - Equities		1,769		3,213
Commingled funds - Fixed income		1,101		985
Market value of securities on loan: [Abstract]
Interest bearing investments on loan		209		300
Equity securities on loan: [Abstract]
International equity securities on loan		0		15
Domestic equity securities on loan		20		1
Fixed income securities on loan: [Abstract]
Asset-backed securities on loan		9		7
Mortgage-backed securities on loan		24		588
Collateralized mortgage-backed securities on loan		8		3
Collateralized mortgage obligations/REMICS on loan		0		32
Other corporate and other bonds and notes on loan		763		687
U.S. Government and governmental agencies securities on loan		2,028		2,304
Convertible and preferred securities on loan		16		8
Securities lending collateral		3,110		6,606
Variation margin receivable		0		0
Receivable for investments sold short		0		0
Assets at fair value		24,119		28,409
Overdrafts		4		0
Liabilities for Unrealized depreciation on foreign currency contracts		57		20
Liabilities for Investments sold short		24		290
Written options payable		0		0
Variation margin payable		0		0
Liabilities at fair value		85		310
Total plan net assets at fair value		24,034		28,099
Pension assets and liabilities at fair value [Member] | Fair value, inputs, Level 3 [Member]
Fair value plan asset measurement [Line Items]
Non-interest bearing cash		0		0
Interest bearing cash		0		0
Interest bearing investments		0		0
Foreign exchange contract		0		0
Equity Securities [Abstract]
Domestic equities		0		1
International equities		0		0
Fixed income securities: [Abstract]
Asset-backed securities		6		0
Mortgage-backed securities		0		0
Collateralized mortgage-backed securities		0		0
Collateralized mortgage obligations/REMICS		0		0
Other corporate and other bonds and notes		0		0
U.S. Government and governmental agencies		0		0
Municipal bonds		0		0
Convertible and preferred securities		0		0
Fixed income funds		377		337
Registered investment companies		0		0
Private equity funds		5,821		4,874
Real assets: [Abstract]
Real assets		2,383		1,955
Real estate funds		1,545		1,342
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		0		0
Commingled funds - Hedge funds		50		102
Commingled funds - Equities		0		0
Commingled funds - Fixed income		0		0
Market value of securities on loan: [Abstract]
Interest bearing investments on loan		0		0
Equity securities on loan: [Abstract]
International equity securities on loan		0		0
Domestic equity securities on loan		0		0
Fixed income securities on loan: [Abstract]
Asset-backed securities on loan		0		0
Mortgage-backed securities on loan		0		0
Collateralized mortgage-backed securities on loan		0		0
Collateralized mortgage obligations/REMICS on loan		0		0
Other corporate and other bonds and notes on loan		0		0
U.S. Government and governmental agencies securities on loan		0		0
Convertible and preferred securities on loan		0		0
Securities lending collateral		0		0
Variation margin receivable		0		0
Receivable for investments sold short		0		0
Assets at fair value		10,182		8,611
Overdrafts		0		0
Liabilities for Unrealized depreciation on foreign currency contracts		0		0
Liabilities for Investments sold short		140		0
Written options payable		0		0
Variation margin payable		0		0
Liabilities at fair value		140		0
Total plan net assets at fair value		10,042		8,611
Postretirement assets and liabilities at fair value [Member]
Fair value plan asset measurement [Line Items]
Interest bearing investments		526		372
Equity Securities [Abstract]
Domestic equities		3,362		2,374
International equities		0		0
Fixed income securities: [Abstract]
Asset-backed securities		51		49
Collateralized mortgage-backed securities		37		11
Collateralized mortgage obligations/REMICS		43		57
Other corporate and other bonds and notes		347		295
U.S. Government and governmental agencies		575		317
Registered investment companies		169		182
Futures				(1)
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		295		468
Commingled funds - Hedge funds		103		227
Commingled funds - Equities		1,167		2,210
Commingled funds - Fixed income		1,606		1,524
Commingled funds - Private equity assets		511		501
Commingled funds - Real Assets		157		171
Equity securities on loan: [Abstract]
International equity securities on loan		245		248
Domestic equity securities on loan		361		396
Fixed income securities on loan: [Abstract]
Other corporate and other bonds and notes on loan		15		13
U.S. Government and governmental agencies securities on loan		60		75
Commingled funds - private equity assets on loan		5		6
Securities lending collateral		707		765
Receivable for foreign exchange contracts		2		10
Assets at fair value		13,717		12,391
Foreign exchange contracts payable		2		10
Written options payable				0
Liabilities at fair value		2		10
Total plan net assets at fair value		13,715		12,381
Other assets (liabilities)		(968)	[1]	(868)	[1]
Total plan net assets		12,747		11,513
Postretirement assets and liabilities at fair value [Member] | Fair value, inputs, Level 1 [Member]
Fair value plan asset measurement [Line Items]
Interest bearing investments		1		372
Equity Securities [Abstract]
Domestic equities		3,361		2,363
International equities		3,373		2,121
Fixed income securities: [Abstract]
Asset-backed securities		0		0
Collateralized mortgage-backed securities		0		0
Collateralized mortgage obligations/REMICS		0		0
Other corporate and other bonds and notes		20		0
U.S. Government and governmental agencies		1		16
Registered investment companies		169		182
Futures				(1)
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		0		0
Commingled funds - Hedge funds		0		0
Commingled funds - Equities		0		102
Commingled funds - Fixed income		80		75
Commingled funds - Private equity assets		12		15
Commingled funds - Real Assets		0		0
Equity securities on loan: [Abstract]
International equity securities on loan		245		248
Domestic equity securities on loan		361		396
Fixed income securities on loan: [Abstract]
Other corporate and other bonds and notes on loan		0		0
U.S. Government and governmental agencies securities on loan		5		25
Commingled funds - private equity assets on loan		5		6
Securities lending collateral		636		700
Receivable for foreign exchange contracts		2		10
Assets at fair value		8,271		6,630
Foreign exchange contracts payable		2		10
Written options payable				0
Liabilities at fair value		2		10
Total plan net assets at fair value		8,269		6,620
Postretirement assets and liabilities at fair value [Member] | Fair value, inputs, Level 2 [Member]
Fair value plan asset measurement [Line Items]
Interest bearing investments		525		0
Equity Securities [Abstract]
Domestic equities		1		11
International equities		0		0
Fixed income securities: [Abstract]
Asset-backed securities		51		49
Collateralized mortgage-backed securities		37		11
Collateralized mortgage obligations/REMICS		43		57
Other corporate and other bonds and notes		308		276
U.S. Government and governmental agencies		574		301
Registered investment companies		0		0
Futures				0
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		295		468
Commingled funds - Hedge funds		77		155
Commingled funds - Equities		1,167		2,108
Commingled funds - Fixed income		1,526		1,449
Commingled funds - Private equity assets		3		6
Commingled funds - Real Assets		0		0
Equity securities on loan: [Abstract]
International equity securities on loan		0		0
Domestic equity securities on loan		0		0
Fixed income securities on loan: [Abstract]
Other corporate and other bonds and notes on loan		15		13
U.S. Government and governmental agencies securities on loan		55		50
Commingled funds - private equity assets on loan		0		0
Securities lending collateral		71		65
Receivable for foreign exchange contracts		0		0
Assets at fair value		4,748		5,019
Foreign exchange contracts payable				0
Written options payable				0
Liabilities at fair value		0		0
Total plan net assets at fair value		4,748		5,019
Postretirement assets and liabilities at fair value [Member] | Fair value, inputs, Level 3 [Member]
Fair value plan asset measurement [Line Items]
Interest bearing investments		0		0
Equity Securities [Abstract]
Domestic equities		0		0
International equities		0		0
Fixed income securities: [Abstract]
Asset-backed securities		0		0
Collateralized mortgage-backed securities		0		0
Collateralized mortgage obligations/REMICS		0		0
Other corporate and other bonds and notes		19		19
U.S. Government and governmental agencies		0		0
Registered investment companies		0		0
Futures				0
Commingled funds: [Abstract]
Commingled funds - Interest bearing investments		0		0
Commingled funds - Hedge funds		26		72
Commingled funds - Equities		0		0
Commingled funds - Fixed income		0		0
Commingled funds - Private equity assets		496		480
Commingled funds - Real Assets		157		171
Equity securities on loan: [Abstract]
International equity securities on loan		0		0
Domestic equity securities on loan		0		0
Fixed income securities on loan: [Abstract]
Other corporate and other bonds and notes on loan		0		0
U.S. Government and governmental agencies securities on loan		0		0
Commingled funds - private equity assets on loan		0		0
Securities lending collateral		0		0
Receivable for foreign exchange contracts		0		0
Assets at fair value		698		742
Foreign exchange contracts payable		0		0
Written options payable				0
Liabilities at fair value		0		0
Total plan net assets at fair value		698		742
Pension assets [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		8,611		10,796
Transfers into level 3		(137)
Transfers out of level 3		(1)
Realized gains (losses)		573		69
Unrealized gains (losses)		1,540		(2,203)
Purchases, sales, issuances and settlements (net)		(544)		(51)
Balance, end of year		10,042		8,611
Pension assets [Member] | Equities - Domestic [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		1		1
Transfers into level 3		(140)
Transfers out of level 3		0
Realized gains (losses)		(2)		0
Unrealized gains (losses)		(1)		(1)
Purchases, sales, issuances and settlements (net)		2		1
Balance, end of year		(140)		1
Pension assets [Member] | Fixed Income Funds [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		337		248
Transfers into level 3		3
Transfers out of level 3		(1)
Realized gains (losses)		41		19
Unrealized gains (losses)		15		(7)
Purchases, sales, issuances and settlements (net)		(12)		77
Balance, end of year		383		337
Pension assets [Member] | Hedge Funds [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		102		114
Transfers into level 3		0
Transfers out of level 3		0
Realized gains (losses)		0		0
Unrealized gains (losses)		(52)		0
Purchases, sales, issuances and settlements (net)		0		(12)
Balance, end of year		50		102
Pension assets [Member] | Private Equity Funds [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		4,874		5,152
Transfers into level 3		0
Transfers out of level 3		0
Realized gains (losses)		442		97
Unrealized gains (losses)		950		(582)
Purchases, sales, issuances and settlements (net)		(445)		207
Balance, end of year		5,821		4,874
Pension assets [Member] | Real Assets [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		3,297		5,281
Transfers into level 3		0
Transfers out of level 3		0
Realized gains (losses)		92		(47)
Unrealized gains (losses)		628		(1,613)
Purchases, sales, issuances and settlements (net)		(89)		(324)
Balance, end of year		3,928		3,297
Postretirement assets [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		742		879
Transfers into level 3		(12)
Realized gains (losses)		14		(11)
Unrealized gains (losses)		(11)		(138)
Purchases, sales, issuances and settlements (net)		(35)		12
Balance, end of year		698		742
Postretirement assets [Member] | Equities - Domestic [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year				12
Realized gains (losses)				0
Unrealized gains (losses)				0
Purchases, sales, issuances and settlements (net)				(6)
Balance, end of year				0
Postretirement assets [Member] | Fixed Income Funds [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		19		0
Transfers into level 3		0
Realized gains (losses)		0		0
Unrealized gains (losses)		0		0
Purchases, sales, issuances and settlements (net)		0		19
Balance, end of year		19		19
Postretirement assets [Member] | Hedge Funds [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		72		55
Transfers into level 3		0
Realized gains (losses)		0		0
Unrealized gains (losses)		0		0
Purchases, sales, issuances and settlements (net)		(46)		17
Balance, end of year		26		72
Postretirement assets [Member] | Private Equity Funds [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		480		553
Transfers into level 3		(12)
Realized gains (losses)		0		23
Unrealized gains (losses)		7		(74)
Purchases, sales, issuances and settlements (net)		21		(22)
Balance, end of year		496		480
Postretirement assets [Member] | Real Assets [Member]
Changes in the fair value of Level 3 pension and postretirement investment assets [Roll Forward]
Balance, beginning of year		171		265
Transfers into level 3		0
Realized gains (losses)		14		(34)
Unrealized gains (losses)		(18)		(64)
Purchases, sales, issuances and settlements (net)		(10)		4
Balance, end of year		157		171
Pension benefits [Member]
Estimated future benefit payments [Line Item]
Estimated future benefit payments under our pension and postretirement plans - 2011		5,912
Estimated future benefit payments under our pension and postretirement plans - 2012		6,191
Estimated future benefit payments under our pension and postretirement plans - 2013		4,008
Estimated future benefit payments under our pension and postretirement plans - 2014		4,002
Estimated future benefit payments under our pension and postretirement plans - 2015		4,025
Estimated future benefit payments under our pension and postretirement plans - Years 2016 - 2020		20,211
Postretirement benefits [Member]
Estimated future benefit payments [Line Item]
Estimated future benefit payments under our pension and postretirement plans - 2011		2,594
Estimated future benefit payments under our pension and postretirement plans - 2012		2,558
Estimated future benefit payments under our pension and postretirement plans - 2013		2,546
Estimated future benefit payments under our pension and postretirement plans - 2014		2,483
Estimated future benefit payments under our pension and postretirement plans - 2015		2,430
Estimated future benefit payments under our pension and postretirement plans - Years 2016 - 2020		11,874
Supplemental retirement plans [Member]
Amounts that will be amortized from accumulated OCI in next fiscal year [Line Items]
Prior service cost that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	$ 2

[1]	Other assets (liabilities) include accounts receivable, accounts payable and net adjustment for securities lending payable.

SHARE-BASED PAYMENT (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Share-based payment arrangements income tax benefit recognized	$ 196		$ 121		$ 63
Number of authorized shares of common stock for share-based payment arrangements (in shares)	97
Compensation cost for share-based payment arrangements [Abstract]
Performance stock units	421		289		151
Stock options	6		8		11
Restricted stock	85		21		9
Other	1		(2)		(6)
Total	513		316		165
Method of deterring the fair value of stock option grants	Black-Scholes option pricing model
Estimated fair value of stock options assumptions [Abstract]
Risk-free interest rate	3.06%		3.17%		3.96%
Dividend yield	6.61%		6.82%		4.36%
Expected volatility factor	15.75%		19.65%		18.76%
Expected option life in years	7		7		7
Options [Abstract]
Beginning outstanding balance - stock options (period) (in shares)	178
Granted - stock options (period)(in shares)	4
Exercised - stock options (period) (in shares)	(2)
Forfeited or expired - stock options (period) (in shares)	(50)
Ending outstanding balance - (stock options) (in shares)	130		178
Ending exercisable balance - shares (stock options)	125
Weighted average exercise price - beginning outstanding stock options balance (per share)	$ 36.79
Weighted average exercise price - stock options granted (period) (per share)	$ 25.45
Weighted average exercise price - stock options exercised (period) (per share)	$ 22.27
Weighted average exercise price - stock options forfeited or expired (period) (per share)	$ 42.13
Weighted average exercise price - ending outstanding stock options balance (per share)	$ 34.6		$ 36.79
Weighted average exercise price - ending exercisable balance (stock options)	$ 34.9
Weighted average remaining contractual term (years) - for stock options outstanding at beginning of year (in years)	1.86
Weighted average remaining contractual term (years) - for stock options outstanding at year end (in years)	1.69		1.86
Weighted average remaining contractual term (years) - for stock options exercisable at year end	1.43
Aggregate intrinsic value of stock options outstanding at beginning of year	115	[1]
Aggregate intrinsic value of stock options outstanding at year end	150	[1]	115	[1]
Aggregate intrinsic value of stock options exercisable at year end	134	[1]
Weighted-average fair value of each stock options granted during the period	$ 1.34		$ 1.84		$ 5.04
Total intrinsic value of options exercised during the period	13		5		78
Policy for satisfying stock option exercises	use our treasury shares
Actual excess tax benefit realized for tax deductions from stock option exercises during the period	2		0		10
Nonvested Stock Units [Abstract]
Beginning balance - outstanding nonvested units	26
Granted - nonvested units (period)	15
Vested - nonvested units (period)	(12)
Forfeited - nonvested units (period)	0
Ending balance - outstanding nonvested units	29		26
Weighted average exercise price - beginning balance of outstanding nonvested units	$ 26.48
Weighted average exercise price - granted - nonvested units	$ 25.48
Weighted average exercise price - vested - nonvested units	$ 34.64
Weighted average exercise price - forfeited nonvested units	$ 25.92
Weighted average exercise price - ending balance - of nonvested units	$ 25.3		$ 26.48
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	414
Weighted-average period to recognize the cost (years) - nonvested units	1.81
Total fair value of shares vested during the year - nonvested units	$ 396		$ 471		$ 554

[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2009	Dec. 31, 2007
Notes to Financial Statements [Abstract]
Common stock shares repurchase authorization (in shares)	300,000,000			300,000,000				400,000,000
Common stock shares repurchased (in shares)					164,000,000
Previous amount of authorized common shares (in shares)							7,000,000,000
Revised amount of authorized common shares (in shares)	14,000,000,000	14,000,000,000		14,000,000,000	14,000,000,000
Authorized preferred shares (in shares)	10,000,000			10,000,000
Quarterly dividend amount declared per common share (per share)	$ 0.43	$ 0.42	$ 0.41	$ 1.69	$ 1.65	$ 1.61

ADDITIONAL FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accounts payable and accrued liabilities: [Abstract]
Accounts payable	$ 7,437		$ 7,511
Accrued rents and other	2,761		3,333
Accrued payroll and commissions	2,225		2,392
Deferred directory revenue	1,278		1,491
Accrued interest	1,601		1,717
Compensated future absences	538		559
Current portion of employee benefit obligation	2,394		2,021
Liabilities related to discontinued operations	0		491
Other	1,821		1,745
Total accounts payable and accrued liabilities	20,055		21,260
Deferred compensation (included in Other noncurrent liabilities)	1,572		1,538
Consolidated Statements of Income [Abstract]
Advertising expense	2,989		2,787		3,050
Interest expense incurred	3,766		4,108		4,028
Capitalized interest	(772)		(740)		(659)
Total interest expense	2,994		3,368		3,369
Cash paid during the year for: [Abstract]
Interest	3,882		3,862		3,705
Income taxes, net of refunds	3,538		4,471		5,307
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Foreign currency translation adjustment	(494)		(765)		(912)
Unrealized (losses) gains on available-for-sale securities	316		324		100
Unrealized gains (losses) on cash flow hedges	(180)		142		(483)
Defined benefit postretirement plans	3,070	[1]	2,979	[1]	878	[1]
Other	0		(2)		(1)
Accumulated other comprehensive (loss)	$ 2,712		$ 2,678		$ (418)
Number of Customers Exceeding Threshold for Significance	0
Threshold for Customer Significance (as a percent of Consolidated Revenue) (in hundredths)	10.00%

[1]	Amounts for 2008 and 2009 are adjusted for the change in accounting policy as discussed in Note 1.

CONTINGENT LIABILITIES (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Contractual purchase obligations for 2011	$ 3,158
Contractual purchase obligations for 2012 and 2013	4,904
Contractual purchase obligations for 2014 and 2015	1,934
Contractual purchase obligations for years after 2015	$ 607

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Millions, except Per Share data	3 Months Ended																7 Months Ended	12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Aug. 27, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Total operating revenues	$ 31,361	[1]	$ 31,581	[2]	$ 30,808	[3]	$ 30,530	[4]	$ 30,708		$ 30,734		$ 30,614		$ 30,457			$ 124,280		$ 122,513		$ 123,443
Operating Income	2,088	[1],[5]	5,431	[2],[5]	6,083	[3],[5]	5,971	[4],[5]	4,564	[6]	5,311	[6]	5,441	[6]	5,684	[6]		19,573		21,000	[6]	(1,690)
Income (loss) from discontinued operations	2	[1]	780	[2]	(5)	[3]	2	[4]	14		7		2		(3)		779	779		20		(2)
Net income (loss)	1,161	[1],[5]	12,396	[2],[5]	4,082	[3],[5]	2,540	[4],[5]	2,804	[6]	3,237	[6]	3,239	[6]	3,167	[6]		20,179		12,447	[6]	(2,364)
Income (loss) from continuing operations attributable to AT&T	1,087	[1],[5]	11,539	[2],[5]	4,008	[3],[5]	2,451	[4],[5]	2,716	[6]	3,148	[6]	3,160	[6]	3,094	[6]		19,085		12,118	[6]	(2,623)
Net income attributable to AT&T	$ 1,089	[1],[5]	$ 12,319	[2],[5]	$ 4,003	[3],[5]	$ 2,453	[4],[5]	$ 2,730	[6]	$ 3,155	[6]	$ 3,162	[6]	$ 3,091	[6]		$ 19,864	[7]	$ 12,138	[6]	$ (2,625)	[7]
Basic earnings per share from continuing operations attributable to AT&T (in dollars per share)	$ 0.18	[1],[5],[8]	$ 1.95	[2],[5],[8]	$ 0.68	[3],[5],[8]	$ 0.42	[4],[5],[8]	$ 0.46	[6],[8]	$ 0.53	[6],[8]	$ 0.54	[6],[8]	$ 0.52	[6],[8]		$ 3.23	[8]	$ 2.06	[6],[8]	$ (0.44)
Basic earnings per share from discontinued operations attributable to AT&T (per share)	$ 0	[1],[5],[8]	$ 0.13	[2],[5],[8]	$ 0	[3],[5],[8]	$ 0	[4],[5],[8]	$ 0	[6],[8]	$ 0	[6],[8]	$ 0	[6],[8]	$ 0	[6],[8]		$ 0.13	[8]	$ 0	[6],[8]	$ 0
Basic earnings (loss) per share attributable to AT&T (per share)	$ 0.18	[1],[5],[8]	$ 2.08	[2],[5],[8]	$ 0.68	[3],[5],[8]	$ 0.42	[4],[5],[8]	$ 0.46	[6],[8]	$ 0.53	[6],[8]	$ 0.54	[6],[8]	$ 0.52	[6],[8]		$ 3.36	[8]	$ 2.06	[6],[8]	$ (0.44)
Diluted earnings per share from continuing operations attributable to AT&T (per share)	$ 0.18	[1],[5],[8]	$ 1.94	[2],[5],[8]	$ 0.67	[3],[5],[8]	$ 0.41	[4],[5],[8]	$ 0.46	[6],[8]	$ 0.53	[6],[8]	$ 0.53	[6],[8]	$ 0.52	[6],[8]		$ 3.22	[8]	$ 2.05	[6],[8]	$ (0.44)
Diluted earnings per share from discontinued operations attributable to AT&T (per share)	$ 0	[1],[5],[8]	$ 0.13	[2],[5],[8]	$ 0	[3],[5],[8]	$ 0	[4],[5],[8]	$ 0	[6],[8]	$ 0	[6],[8]	$ 0	[6],[8]	$ 0	[6],[8]		$ 0.13	[8]	$ 0	[6],[8]	$ 0
Diluted earnings (loss) per share attributable to AT&T (per share)	$ 0.18	[1],[5],[8]	$ 2.07	[2],[5],[8]	$ 0.67	[3],[5],[8]	$ 0.41	[4],[5],[8]	$ 0.46	[6],[8]	$ 0.53	[6],[8]	$ 0.53	[6],[8]	$ 0.52	[6],[8]		$ 3.35	[8]	$ 2.05	[6],[8]	$ (0.44)
Stock price, high (per share)	$ 29.56		$ 29.15		$ 26.75		$ 28.73		$ 28.61		$ 27.68		$ 27.09		$ 29.46			$ 29.56		$ 28.61
Stock price, low (per share)	$ 27.49		$ 23.88		$ 23.78		$ 24.61		$ 25		$ 23.19		$ 23.38		$ 21.44			$ 27.49		$ 25
Stock price, close (per share)	$ 29.38		$ 28.6		$ 24.19		$ 25.84		$ 28.03		$ 27.01		$ 24.84		$ 25.2			$ 29.38		$ 28.03

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 10) and severance (Note 1).
[2]	Includes an IRS tax settlement (Note 10).
[3]	Includes a gain on our TI exchange (Note 7).
[4]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[5]	Amounts for first, second and third quarters are adjusted for the change in accounting policy as discussed in Note 1 and that were included in our January 13, 2011 Form 8-K filing with the Securities and Exchange Commission.
[6]	Amounts for 2009 are adjusted for the change in accounting policy as discussed in Note 1.
[7]	The effect of the accounting change is also reflected in our statement of cash flows on the "Net income (loss)" and relevant adjustments to reconcile net income (loss) to net cash provided by operating activities.
[8]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted average common shares for the quarters versus the weighted average common shares for the year.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 1,202		$ 1,268		$ 1,360
Charged to Costs and Expenses	1,334	[1]	1,762	[1]	1,795	[1]
Charged to Other Accounts	(28)	[2]	29	[2]	921	[2]
Acquisitions	0		2		0
Deductions	1,551	[3]	1,859	[3]	2,808	[3]
Balance at End of Period	$ 957		$ 1,202		$ 1,268

[1]	Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
[2]	Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
[3]	Amounts written off as uncollectible.

Document Information	12 Months Ended
Dec. 31, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010

Entity Information (USD $) Share data in Millions	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	AT&T INC. CIK
Entity Central Index Key	0000732717
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY